Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes

Senior Secured Loans — 78.3%
Business Services — 0.5%
Alpine Intel Intermediate 2, LLC	Delayed Draw	1.000%				12/16/2027	USD	$6,250,000	$(187,500)	$(175,634)	[1,2,3]
Alpine Intel Intermediate 2, LLC	First Lien Term Loan	10.253%		SOFR	475	12/16/2027	USD	6,140,625	5,968,996	5,968,064	[1,3,4]
HPS Business Services	First Lien Term Loan	13.450%		SOFR	800	11/2/2025	USD	4,021,875	4,021,833	4,021,875	[1,3,4]
HPS Business Services	Delayed Draw	1.000%				11/6/2028	USD	357,715	(13,723)	(12,058)	[1,2,3,8]
HPS Business Services	First Lien Term Loan	10.783%		SOFR	525	11/6/2028	USD	996,007	961,191	962,432	[1,3,4,8]
Secret Bidco Limited	Delayed Draw	1.000%				11/28/2030	GBP	2,461,152	569,807	586,357	[1,2,3,5]
Secret Bidco Limited	Revolver	0.500%				11/28/2030	GBP	1,476,691	397,758	405,643	[1,2,3,5]
Secret Bidco Limited	First Lien Term Loan	11.252%		SONIA	600	11/28/2030	GBP	15,623,390	19,244,330	19,345,588	[1,3,4,5]
Valcourt Holdings II, LLC	Delayed Draw	1.000%				11/17/2029	USD	13,537,906	(268,293)	(250,445)	[1,2,3]
Valcourt Holdings II, LLC	Revolver	0.500%				1/7/2027	USD	5,415,162	(104,500)	(100,178)	[1,2,3]
Valcourt Holdings II, LLC	First Lien Term Loan	11.267%		SOFR	525	11/17/2029	USD	41,046,931	40,240,896	40,287,584	[1,3,4]
									70,830,795	71,039,228
Communications — 1.6%
1236904 B.C. Ltd.	First Lien Term Loan	10.970%		SOFR	561	3/4/2027	USD	2,892,916	2,827,412	2,799,686	[1,3,4,6]
AG-Twin Brook Communication Services	First Lien Term Loan	11.645	% PIK	SOFR	600	9/30/2026	USD	24,696,021	24,452,750	24,460,662	[1,3,4,7,8,9]
ARC Media Holdings Limited	First Lien Term Loan	12.790%		SOFR	725	10/31/2027	USD	2,282,001	2,205,706	2,203,003	[1,3,4]
Aspen Opco, LLC	Revolver	0.500%				12/1/2027	USD	2,840,909	—	(26,161)	[1,2,3]
Aspen Opco, LLC	First Lien Term Loan	10.777%		SOFR	525	12/1/2027	USD	21,761,364	21,543,750	21,560,969	[1,3,4]
Blueco 22 Limited	Delayed Draw	12.464%		SONIA	728	8/23/2033	GBP	457,303	258,079	268,168	[1,3,4,5,7]
Blueco 22 Limited	First Lien Term Loan	14.464%		SONIA	728	8/23/2033	GBP	685,955	846,645	849,652	[1,3,4,5]
BrightSign	First Lien Term Loan	11.248%		SOFR	575	10/14/2027	USD	4,937,186	4,837,456	4,753,369	[1,3,4]
CM Acquisitions Holdings, Inc.	Delayed Draw	10.248%		SOFR	475	5/6/2025	USD	295,837	292,028	288,968	[1,3,4]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	10.248%		SOFR	475	5/6/2025	USD	3,385,146	3,363,235	3,306,543	[1,3,4]
CSL DualCom Ltd.	First Lien Term Loan	10.469%		SONIA	528	9/25/2027	GBP	1,772,638	2,372,381	2,245,553	[1,3,4,5]
EP Purchaser, LLC	Second Lien Term Loan	12.110%		SOFR	650	11/4/2029	USD	10,000,000	9,850,000	9,483,116	[1,3,4]
Fingerpaint Marketing, Inc.	Delayed Draw	11.698%		SOFR	625	12/30/2026	USD	5,931,615	5,859,458	5,787,947	[1,3,4]
Fingerpaint Marketing, Inc.	Revolver	13.750%		PRIME	625	12/30/2026	USD	1,680,108	1,470,773	1,437,801	[1,3,4,7]
Fingerpaint Marketing, Inc.	First Lien Term Loan	11.698%		SOFR	625	12/30/2026	USD	8,017,442	7,937,268	7,823,254	[1,3,4]
Fingerpaint Marketing, Inc.	Delayed Draw	12.198%		SOFR	675	12/30/2026	USD	2,627,306	2,616,682	2,563,671	[1,3,4]
Fingerpaint Marketing, Inc.	First Lien Term Loan	12.198%		SOFR	675	12/30/2026	USD	3,370,883	3,317,781	3,289,238	[1,3,4]
Fingerpaint Marketing, Inc.	Revolver	0.500%				12/30/2026	USD	336,022	(10,081)	(8,139)	[1,2,3]
FuseFX, LLC	First Lien Term Loan	11.645	% PIK	SOFR	600	9/30/2026	USD	12,219,707	12,175,197	12,159,765	[1,3,4,8,9]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
HH Global Finance Limited	First Lien Term Loan	11.531%	SOFR	600	9/24/2028	USD	$15,000,000	$14,887,500	$14,186,330	[1,3,4,8]
Iconic Purchaser Corporation	Revolver	10.956%	SOFR	550	11/16/2027	USD	1,538,462	1,419,692	1,403,666	[1,3,4,7]
Iconic Purchaser Corporation	First Lien Term Loan	11.456%	SOFR	550	11/16/2028	USD	18,138,462	17,854,869	17,740,887	[1,3,4]
KeyImpact Holdings, Inc.	First Lien Term Loan	10.233%	SOFR	475	6/21/2026	USD	7,350,000	7,276,500	7,300,706	[1,3,4]
MBS Holdings, Inc.	Revolver	11.208%	SOFR	575	4/6/2027	USD	1,271,186	762,712	738,284	[1,3,4,7]
MBS Holdings, Inc.	First Lien Term Loan	11.206%	SOFR	575	4/6/2027	USD	13,419,915	13,252,166	13,162,029	[1,3,4]
MBS Holdings, Inc.	First Lien Term Loan	11.698%	SOFR	575	4/16/2027	USD	1,016,949	999,633	1,000,704	[1,3,4]
MBS Services Holdings, LLC	First Lien Term Loan	11.956%	SOFR	650	4/16/2027	USD	966,102	948,075	947,536	[1,3,4]
Mc Group Ventures Corporation	First Lien Term Loan	10.956%	SOFR	550	6/30/2027	USD	15,038,462	14,830,987	14,990,279	[1,3,4]
Mc Group Ventures Corporation	Delayed Draw	10.956%	SOFR	550	6/30/2027	USD	9,484,339	7,758,192	7,929,913	[1,3,4,7]
OneCare Media, LLC	Revolver	0.500%			9/29/2026	USD	1,333,333	(20,000)	(28,291)	[1,2,3]
OneCare Media, LLC	First Lien Term Loan	11.956%	SOFR	650	9/29/2026	USD	8,815,027	8,729,673	8,627,987	[1,3,4]
Pavion Corp.	Delayed Draw	1.000%			10/30/2030	USD	3,183,333	(63,192)	(58,627)	[1,2,3,8]
Pavion Corp.	First Lien Term Loan	11.140%	SOFR	575	10/30/2030	USD	13,483,333	13,216,293	13,235,015	[1,3,4,8]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	10.676%	BBSY	625	12/8/2027	AUD	2,800,000	1,918,730	1,869,432	[1,3,4,5]
TA TT Buyer	First Lien Term Loan	10.348%	SOFR	500	4/1/2029	USD	11,880,000	11,761,200	11,820,600	[1,3,4]
Trunk Acquisition, Inc.	First Lien Term Loan	11.248%	SOFR	575	2/19/2027	USD	22,106,250	21,885,188	21,570,821	[1,3,4]
Trunk Acquisition, Inc.	Revolver	0.500%			2/19/2026	USD	3,693,049	(36,930)	(89,448)	[1,2,3,8]
U.S. Hospitality Publishers, Inc.	First Lien Term Loan	12.456%	SOFR	700	12/18/2025	USD	775,026	757,431	756,682	[1,3,4]
								244,355,239	242,351,570
Consumer Discretionary — 6.3%
3 Step Sports LLC	Delayed Draw	13.347%	SOFR	800	10/2/2029	USD	3,947,368	402,463	415,496	[1,3,4,7,8]
3 Step Sports LLC	Revolver	13.440%	SOFR	800	10/2/2028	USD	631,578	132,631	133,192	[1,3,4,7,8]
3 Step Sports LLC	First Lien Term Loan	11.971%	SOFR	650	10/2/2029	USD	4,421,054	4,249,025	4,248,136	[1,3,4,8]
A1 Garage Equity, LLC	Delayed Draw	11.956%	SOFR	650	12/22/2028	USD	4,148,625	2,970,563	3,099,519	[1,3,4,7]
A1 Garage Equity, LLC	Revolver	0.500%			12/22/2028	USD	1,515,152	(45,455)	(8,494)	[1,2,3]
A1 Garage Equity, LLC	First Lien Term Loan	11.956%	SOFR	650	12/22/2028	USD	9,248,295	9,003,992	9,196,451	[1,3,4]
ADS Buyer, Inc.	First Lien Term Loan	10.748%	SOFR	525	12/31/2026	USD	11,497,685	11,353,964	11,305,504	[1,3,4]
ADS Buyer, Inc.	First Lien Term Loan	10.748%	SOFR	525	12/30/2027	USD	6,442,885	6,378,456	6,335,194	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.360%	SOFR	575	2/14/2025	USD	$22,942,883	$22,758,780	$22,880,857	[1,3,4,8]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.110%	SOFR	550	12/14/2027	USD	22,273,523	22,026,295	22,087,415	[1,3,4,8]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.860%	SOFR	625	4/22/2026	USD	28,410,069	28,158,782	28,324,732	[1,3,4,8]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.720%	SOFR	525	11/30/2026	USD	14,737,500	14,645,864	14,697,657	[1,3,4,8]
Archimede	Delayed Draw	10.425%	EURIBOR	650	10/27/2027	EUR	1,500,000	1,804,888	1,620,857	[1,3,4,5]
Archimede	First Lien Term Loan	10.425%	EURIBOR	650	10/17/2027	EUR	8,500,000	8,950,757	9,184,858	[1,3,4,5]
Archimede	First Lien Term Loan	10.425%	EURIBOR	650	10/27/2027	EUR	7,800,000	8,207,094	8,428,458	[1,3,4,5]
Astro Acquisition, LLC	First Lien Term Loan	11.110%	LIBOR	550	9/15/2028	USD	10,711,984	10,604,865	10,088,034	[1,3,4,8]
Auveco Holdings, Inc.	Delayed Draw	1.000%			5/5/2028	USD	1,973,684	(9,868)	(37,928)	[1,2,3]
Auveco Holdings, Inc.	Revolver	10.822%	SOFR	525	5/5/2028	USD	1,315,789	126,316	106,294	[1,3,4,7]
Auveco Holdings, Inc.	First Lien Term Loan	10.822%	SOFR	525	5/5/2028	USD	9,095,395	9,004,441	8,920,611	[1,3,4]
Bendon	Revolver	0.500%			12/11/2025	USD	1,800,000	(18,000)	(41,796)	[1,2,3]
Bendon	First Lien Term Loan	12.998%	SOFR	750	12/11/2025	USD	11,063,949	11,009,167	10,807,045	[1,3,4]
Chop’t Creative Salad Company LLC	First Lien Term Loan	12.706%	SOFR	725	1/22/2025	USD	2,926,125	2,888,375	2,907,965	[1,3,4,8]
COP HomeTown Acquisitions, Inc.	Delayed Draw	11.030%	SOFR	550	7/16/2027	USD	4,516,750	4,429,697	4,433,938	[1,3,4]
COP HomeTown Acquisitions, Inc.	Delayed Draw	1.000%			7/16/2027	USD	1,410,850	(27,159)	(25,867)	[1,2,3]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	11.017%	SOFR	550	7/16/2027	USD	14,010,000	13,739,991	13,753,133	[1,3,4,8]
COP HomeTown Acquisitions, Inc.	Delayed Draw	11.030%	SOFR	550	7/16/2027	USD	22,871,233	19,498,561	19,535,217	[1,3,4,7]
COP HomeTown Acquisitions, Inc.	Revolver	0.500%			7/16/2027	USD	1,556,667	(30,750)	(28,541)	[1,2,3]
COP HomeTown Acquisitions, Inc.	Delayed Draw	13.000%	PRIME	450	7/16/2027	USD	2,334,500	2,289,363	2,291,698	[1,3,4,8]
Curriculum Associates, LLC	First Lien Term Loan	10.328%	SOFR	475	1/27/2027	USD	15,000,000	14,499,210	14,470,036	[1,3,4]
Denali Midco 2 LLC	Delayed Draw	11.956%	SOFR	650	12/22/2027	USD	7,480,250	4,956,422	5,100,137	[1,3,4,7]
Denali Midco 2 LLC	First Lien Term Loan	11.956%	SOFR	650	12/22/2027	USD	7,425,000	7,243,154	7,345,479	[1,3,4]
Eternal AUS Bidco PTY LTD	Delayed Draw	1.000%			10/27/2029	AUD	842,754	(307,863)	(284,839)	[1,2,3,5,8]
Eternal AUS Bidco PTY LTD	First Lien Term Loan	10.716%	BBSY	625	10/27/2029	AUD	4,376,511	2,778,132	2,897,312	[1,3,4,5,8]
Evergreen Acqco 1 LP	First Lien Term Loan	10.860%	SOFR	525	4/26/2028	USD	6,088,334	6,041,101	6,118,156	[1,3,4]
Excel Fitness Holdings, Inc.	Delayed Draw	1.000%			4/29/2029	USD	10,657,529	(133,219)	(106,597)	[1,2,3]
Excel Fitness Holdings, Inc.	First Lien Term Loan	10.848%	SOFR	550	4/29/2029	USD	20,000,000	19,525,392	19,549,327	[1,3,4]
Express Wash Concepts	Delayed Draw	1.000%			4/30/2027	USD	2,731,539	(30,730)	(28,232)	[1,2,3]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
FQSR, LLC	Delayed Draw	12.174	% PIK	SOFR	650	5/26/2027	USD	$6,099,590	$2,224,102	$1,862,710	[1,3,4,7,9]
Gateway US Holdings, Inc.	Revolver	0.500%				9/22/2026	USD	854,815	—	(15,137)	[1,2,3]
Gateway US Holdings, Inc.	First Lien Term Loan	11.998%		SOFR	650	9/22/2026	USD	22,338,453	21,921,611	21,942,876	[1,3,4]
Gateway US Holdings, Inc.	Delayed Draw	11.998%		SOFR	650	9/22/2026	USD	6,730,659	6,591,949	6,611,470	[1,3,4]
GSM Acquisition Corp.	First Lien Term Loan	10.470%		SOFR	500	11/16/2026	USD	29,544,304	29,352,335	28,938,121	[1,3,4]
GSV Holding, LLC	Delayed Draw	11.498%		SOFR	600	4/3/2028	USD	49,611,781	31,622,733	32,371,401	[1,3,4,7]
Harbor Purchaser, Inc.	First Lien Term Loan	13.856%		SOFR	850	4/7/2030	USD	17,000,000	16,720,055	16,581,031	[1,3,4]
Health Buyer LLC	First Lien Term Loan	10.998%		SOFR	550	4/29/2029	USD	1,315,057	1,283,851	1,285,424	[1,3,4,8]
Home Service Topco IV, Inc.	Delayed Draw	1.000%				12/31/2027	USD	4,757,325	(71,360)	(8,100)	[1,2,3,8]
Home Service Topco IV, Inc.	Revolver	0.500%				12/31/2025	USD	1,066,677	(32,000)	(17,829)	[1,2,3,8]
Home Service Topco IV, Inc.	First Lien Term Loan	11.483%		SOFR	600	12/31/2027	USD	5,186,927	5,045,002	5,100,229	[1,3,4,8]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	13.456%		SOFR	800	4/7/2028	USD	39,900,000	38,457,946	38,489,346	[1,3,4]
HPS Consumer Discretionary	First Lien Term Loan	10.956%		SOFR	550	6/27/2025	USD	5,096,963	5,021,735	5,096,963	[1,3,4,8]
HPS Consumer Discretionary	First Lien Term Loan	13.498	% PIK	SOFR	800	10/31/2024	USD	3,982,743	3,912,898	3,747,305	[1,3,4,7,9]
HPS Consumer Discretionary	First Lien Term Loan	12.283%		SOFR	675	7/26/2026	USD	14,886,150	14,637,677	14,344,799	[1,3,4,8]
HPS Consumer Discretionary	Delayed Draw	13.263%		SOFR	775	3/31/2028	USD	609,158	589,910	592,765	[1,3,4,8]
HPS Consumer Discretionary	First Lien Term Loan	13.292%		SOFR	775	3/31/2028	USD	473,209	459,751	460,475	[1,3,4,8]
HS Spa Holdings, Inc.	Revolver	11.106%		SOFR	575	6/2/2028	USD	311,429	31,532	30,503	[1,3,4,7]
HS Spa Holdings, Inc.	First Lien Term Loan	11.119%		SOFR	575	6/2/2029	USD	2,147,300	2,110,946	2,141,280	[1,3,4]
Hudson’s Bay Company	First Lien Term Loan	12.810%		SOFR	733	9/30/2026	USD	7,103,998	7,018,004	7,021,347	[1,3,4,8]
HY Cite Enterprises LLC	First Lien Term Loan	13.652%		SOFR	800	11/12/2026	USD	13,473,771	12,632,134	13,403,633	[1,3,4]
Infinity Home Services Holdco, Inc.	Delayed Draw	12.298%		CDOR	600	12/28/2028	CAD	638,847	459,679	470,760	[1,3,4,5,8]
Infinity Home Services Holdco, Inc.	Revolver	0.500%				12/28/2028	CAD	1,000	(289)	(263)	[1,2,3,5,8]
Ingenio, LLC	First Lien Term Loan	12.527%		SOFR	700	8/3/2026	USD	14,453,557	14,185,563	14,175,807	[1,3,4,8]
Innovetive Petcare, LLC	Delayed Draw	10.458%		SOFR	500	12/2/2026	USD	1,930,138	1,469,537	1,472,573	[1,3,4,7,8]
JHCC Holdings LLC	Delayed Draw	1.000%				9/9/2026	USD	2,439,102	(23,483)	(20,490)	[1,2,3,8]
JHCC Holdings LLC	First Lien Term Loan	11.093%		SOFR	575	9/9/2026	USD	609,776	603,868	604,653	[1,3,4,8]
KBP Investments LLC	Delayed Draw	12.159	% PIK	SOFR	650	5/26/2027	USD	27,436,988	23,553,305	22,366,691	[1,3,4,7,8,9]
Knitwell Borrower LLC	First Lien Term Loan	13.540%		SOFR	800	7/28/2027	USD	2,728,817	2,653,485	2,653,311	[1,3,4]
Leonard Group, Inc.	First Lien Term Loan	12.110%		SOFR	650	2/26/2026	USD	13,509,812	13,425,818	13,453,007	[1,3,4]
Mammoth Holdings, LLC	Delayed Draw	1.000%				11/15/2030	USD	4,545,455	(90,102)	(84,558)	[1,2,3]
Mammoth Holdings, LLC	Revolver	0.500%				11/15/2029	USD	2,272,727	(44,499)	(42,279)	[1,2,3]
Mammoth Holdings, LLC	First Lien Term Loan	11.130%		SOFR	600	11/15/2030	USD	18,181,818	17,822,450	17,843,584	[1,3,4]
Margaritaville Enterprises LLC	Delayed Draw	10.100%		SOFR	475	6/17/2027	USD	2,116,782	997,573	1,034,575	[1,3,4,7]
Margaritaville Enterprises LLC	Revolver	0.500%				6/17/2027	USD	312,500	(4,687)	—	[1,2,3]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
New Churchill Holdco	Delayed Draw	10.885%		SOFR	550	11/10/2029	USD	$425,197	$416,810	$417,401	[1,3,4,8]
New Churchill Holdco	Delayed Draw	1.000%				11/10/2029	USD	4,889,765	(96,669)	(89,651)	[1,2,3]
New Churchill Holdco	Revolver	10.878%		SOFR	550	11/10/2029	USD	106,299	104,208	104,350	[1,3,4,8]
New Churchill Holdco	Revolver	0.500%				11/10/2029	USD	602,362	(11,772)	(11,044)	[1,2,3]
New Churchill Holdco	First Lien Term Loan	10.869%		SOFR	550	11/10/2029	USD	2,976,377	2,917,827	2,921,807	[1,3,4,8]
NKD Group GmbH	First Lien Term Loan	11.925%		EURIBOR	800	3/23/2026	EUR	5,769,231	5,992,703	6,369,210	[1,3,4,5]
NL1 Acquire Corp.	Delayed Draw	10.933%		CDOR	550	5/26/2028	CAD	1,924,525	1,491,440	1,436,662	[1,3,4,5]
NL1 Acquire Corp.	Revolver	0.500%				5/26/2026	CAD	1,330,000	(266,681)	(337,152)	[1,2,3,5]
NL1 Acquire Corp.	First Lien Term Loan	11.433	% PIK	CDOR	600	5/26/2028	CAD	9,559,950	7,527,771	6,981,287	[1,3,4,5,9]
NL1 Acquire Corp.	Delayed Draw	11.498	% PIK	SOFR	600	5/26/2028	USD	1,416,155	225,230	134,730	[1,3,4,7,9]
NL1 Acquire Corp.	First Lien Term Loan	10.998%		SOFR	550	5/26/2028	USD	2,063,250	2,042,618	1,946,993	[1,3,4]
North Haven Stallone Buyer, LLC	Delayed Draw	11.642%		SOFR	600	5/24/2027	USD	2,529,781	2,473,904	2,475,138	[1,3,4,8]
North Haven Stallone Buyer, LLC	Delayed Draw	1.000%				5/24/2027	USD	37,460,219	(827,760)	(809,135)	[1,2,3]
Oil Changer Holding Corporation	Delayed Draw	12.195%		SOFR	675	2/8/2027	USD	2,000,000	1,960,705	1,961,928	[1,3,4]
Oil Changer Holding Corporation	Delayed Draw	1.000%				2/8/2027	USD	18,000,000	(356,047)	(342,645)	[1,2,3]
Orion Group FM Holdings, LLC	Delayed Draw	1.000%				6/30/2029	USD	21,710,526	(54,276)	(216,238)	[1,2,3]
Orion Group FM Holdings, LLC	Revolver	11.629%		SOFR	625	6/30/2029	USD	4,342,105	1,237,500	1,204,968	[1,3,4,7]
Orion Group FM Holdings, LLC	First Lien Term Loan	11.646%		SOFR	625	6/30/2029	USD	28,947,368	28,538,218	28,296,278	[1,3,4]
Otter Learning, LLC	Delayed Draw	11.498%		SOFR	600	4/18/2028	USD	12,778,947	9,250,789	9,275,706	[1,3,4,7]
Otter Learning, LLC	Revolver	0.500%				4/18/2028	USD	1,000,000	(12,500)	(10,550)	[1,2,3]
Otter Learning, LLC	First Lien Term Loan	11.699%		SOFR	600	4/18/2028	USD	3,221,053	3,182,015	3,187,070	[1,3,4]
Owl Rock Consumer Discretionary	First Lien Term Loan	10.250%		SOFR	550	3/26/2026	USD	29,313,142	29,148,008	28,676,499	[1,3,4,8]
Paperworks Industries, Inc.	First Lien Term Loan	13.783%		SOFR	825	6/30/2027	USD	9,750,000	9,588,894	9,609,085	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	11.967%		SOFR	650	6/1/2030	USD	2,016,129	1,958,845	1,987,474	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.500%				6/1/2029	USD	1,852,989	(55,590)	(26,336)	[1,2,3,8]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	11.967%		SOFR	650	6/1/2030	USD	12,385,321	12,031,499	12,209,292	[1,3,4,8]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	11.967	% PIK	SOFR	650	6/1/2030	USD	4,128,440	4,010,500	4,069,764	[1,3,4,8,9]
PARTS TOWN P.T. INT HL	First Lien Term Loan	11.473%		SOFR	598	11/1/2028	USD	852,453	827,278	843,938	[1,3,4]
Penney Borrower LLC	First Lien Term Loan	12.586%		SOFR	714	12/16/2026	USD	6,022,059	5,965,334	5,983,567	[1,3,4,8]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
POY Holdings, LLC	Delayed Draw	11.040%	SOFR	550	11/17/2027	USD	$904,395	$904,395	$893,804	[1,3,4]
POY Holdings, LLC	Revolver	11.020%	SOFR	550	11/17/2027	USD	2,406,511	721,953	693,771	[1,3,4,7]
POY Holdings, LLC	First Lien Term Loan	10.998%	SOFR	550	11/17/2027	USD	19,072,803	18,882,075	18,849,447	[1,3,4]
POY Holdings, LLC	Delayed Draw	1.000%			11/16/2027	USD	1,913,082	(13,774)	(35,351)	[1,2,3]
POY Holdings, LLC	First Lien Term Loan	10.972%	SOFR	550	11/16/2027	USD	8,034,946	7,877,694	7,987,867	[1,3,4]
PT Intermediate Holdings III, LLC	First Lien Term Loan	11.473%	SOFR	598	11/1/2028	USD	3,647,547	3,539,824	3,611,111	[1,3,4]
Quality Automotive Services, LLC	Revolver	0.500%			7/16/2027	USD	1,477,132	—	(39,473)	[1,2,3,8]
Race Winning Brands, Inc.	Revolver	10.706%	SOFR	525	11/16/2027	USD	3,125,000	932,727	713,045	[1,3,4,7]
Race Winning Brands, Inc.	First Lien Term Loan	10.706%	SOFR	525	11/16/2027	USD	34,689,538	34,293,858	32,113,469	[1,3,4]
RCS Consumer Discretionary	First Lien Term Loan	11.648%	SOFR	625	6/6/2025	USD	1,939,850	1,917,054	1,928,491	[1,3,4,8]
RefrigiWear, LLC	Revolver	0.500%			6/4/2029	USD	2,601,896	—	(56,510)	[1,2,3]
RefrigiWear, LLC	First Lien Term Loan	10.217%	SOFR	450	6/4/2029	USD	15,384,142	15,230,301	15,050,018	[1,3,4]
RefrigiWear, LLC	First Lien Term Loan	10.217%	SOFR	450	11/2/2027	USD	1,495,006	1,480,056	1,462,536	[1,3,4]
Regent Holding Company, LLC	Revolver	0.500%			2/25/2026	USD	1,917,293	—	(80,977)	[1,2,3]
Regent Holding Company, LLC	First Lien Term Loan	13.206%	SOFR	775	2/26/2026	USD	1,085,526	1,040,560	1,039,679	[1,3,4]
Reliable Doors, LLC	Delayed Draw	11.616%	SOFR	625	12/22/2028	USD	1,222,768	505,329	500,141	[1,3,4,7]
Reliable Doors, LLC	Revolver	11.581%	SOFR	625	12/22/2028	USD	222,321	40,018	40,347	[1,3,4,7]
Reliable Doors, LLC	First Lien Term Loan	11.575%	SOFR	625	12/22/2028	USD	2,465,711	2,418,045	2,420,051	[1,3,4]
Shock Doctor Intermediate LLC	Revolver	0.500%			11/20/2029	USD	2,099,664	(41,538)	(40,098)	[1,2,3,8]
Shock Doctor Intermediate LLC	First Lien Term Loan	11.117%	SOFR	575	11/20/2029	USD	10,498,320	10,290,672	10,297,828	[1,3,4,8]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	10.969%	SOFR	525	10/1/2027	USD	35,000,000	1,654,435	1,734,433	[1,3,4,7]
Spanx, LLC	Revolver	0.500%			11/18/2027	USD	12,096,621	—	(121,301)	[1,2,3]
Spanx, LLC	First Lien Term Loan	10.706%	SOFR	525	11/18/2028	USD	61,531,964	60,581,118	60,893,320	[1,3,4]
Speedstar Holding Corporation	Delayed Draw	12.810%	SOFR	725	1/22/2027	USD	308,793	299,529	299,530	[1,3,4]
Speedstar Holding Corporation	First Lien Term Loan	12.780%	SOFR	725	1/22/2027	USD	1,314,207	1,281,734	1,274,781	[1,3,4]
Speedstar Holding, LLC	First Lien Term Loan	12.635%	SOFR	725	1/22/2027	USD	1,891,035	1,834,977	1,834,304	[1,3,4]
Stanton Carpet Corp.	Revolver	0.500%			10/1/2026	USD	1,189,468	—	(19,882)	[1,2,3]
Stanton Carpet Corp.	First Lien Term Loan	10.498%	SOFR	500	10/1/2027	USD	9,060,241	8,965,871	8,908,801	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Stepping Stones Healing	Revolver	0.500%			12/30/2026	USD	$2,000,000	$(197,287)	$(200,000)	[1,2,3]
Stepping Stones Healthcare Services, LLC	Delayed Draw	11.198%	SOFR	575	12/30/2028	USD	3,976,680	2,522,872	2,532,360	[1,3,4,7]
Stepping Stones Healthcare Services, LLC	First Lien Term Loan	11.198%	SOFR	575	12/30/2028	USD	13,790,000	13,461,781	13,469,861	[1,3,4]
Summit Buyer, LLC	Delayed Draw	10.803%	SOFR	535	1/14/2026	USD	18,311,598	17,955,875	17,923,056	[1,3,4]
Summit Buyer, LLC	First Lien Term Loan	10.803%	SOFR	535	1/14/2026	USD	9,800,000	9,228,301	9,592,061	[1,3,4]
Summit Buyer, LLC	First Lien Term Loan	11.303%	SOFR	575	1/14/2026	USD	4,899,077	4,843,525	4,795,126	[1,3,4]
Summit Buyer, LLC	Delayed Draw	11.172%	SOFR	575	1/14/2026	USD	3,267,063	3,201,748	3,197,741	[1,3,4]
Summit Buyer, LLC	Revolver	0.500%			1/14/2026	USD	3,655,706	(56,818)	(76,745)	[1,2,3]
Summit Buyer, LLC	Delayed Draw	11.221%	SOFR	575	1/14/2026	USD	22,727,273	2,710,391	2,787,812	[1,3,4,7]
Team Acquisition Corporation	Revolver	11.870%	SOFR	650	11/21/2028	USD	410,256	393,052	393,182	[1,3,4,8]
Team Acquisition Corporation	Revolver	11.833%	SOFR	650	11/21/2028	USD	164,103	157,104	157,273	[1,3,4]
Team Acquisition Corporation	Revolver	0.500%			11/21/2028	USD	3,528,205	(147,995)	(146,838)	[1,2,3]
Team Acquisition Corporation	First Lien Term Loan	11.875%	SOFR	650	11/21/2029	USD	27,897,436	26,724,878	26,736,393	[1,3,4,8]
Travel Leaders Group	Delayed Draw	1.000%			3/27/2028	USD	3,579,497	(87,915)	(82,377)	[1,2,3]
Treehouse Child Limited	Delayed Draw	1.000%			3/25/2028	USD	1,132,075	—	—	[1,2,3]
Treehouse Child Limited	First Lien Term Loan	12.750%	SOFR	500	3/25/2028	USD	5,377,358	5,377,358	5,377,359	[1,3,4]
Truck-Lite Co., LLC	First Lien Term Loan	11.706%	SOFR	625	12/14/2026	USD	10,074,045	9,939,016	10,004,763	[1,3,4]
Truck-Lite Co., LLC	Delayed Draw	11.706%	SOFR	625	12/14/2026	USD	1,846	1,810	1,833	[1,3,4]
VASA Fitness Buyer, Inc.	Delayed Draw	1.000%			8/14/2028	USD	1,253,000	(25,060)	(22,631)	[1,2,3]
VASA Fitness Buyer, Inc.	Revolver	0.500%			8/14/2028	USD	208,833	(8,353)	(7,957)	[1,2,3]
VASA Fitness Buyer, Inc.	First Lien Term Loan	13.333%	SOFR	788	8/14/2028	USD	7,300,492	7,024,146	7,022,337	[1,3,4]
Vertex Service Partners, LLC	First Lien Term Loan	10.880%	SOFR	550	11/8/2030	USD	3,924,419	3,827,183	3,831,763	[1,3,4]
Vertex Service Partners, LLC	Delayed Draw	10.885%	SOFR	550	11/8/2030	USD	4,802,740	4,683,784	4,689,347	[1,3,4,8]
Vertex Service Partners, LLC	First Lien Term Loan	10.868%	SOFR	550	11/8/2030	USD	2,148,477	2,095,495	2,097,751	[1,3,4,8]
Vertex Service Partners, LLC	Delayed Draw	1.000%			11/8/2030	USD	14,408,219	(357,422)	(340,178)	[1,2,3]
Vertex Service Partners, LLC	Revolver	0.500%			11/8/2030	USD	2,466,927	(60,731)	(58,244)	[1,2,3,8]
Vertex Service Partners, LLC	First Lien Term Loan	10.878%	SOFR	550	11/8/2030	USD	3,924,419	3,827,252	3,831,763	[1,3,4,8]
Weber-Stephen Products, LLC	Revolver	11.106%	SOFR	575	12/19/2026	USD	3,269,213	3,180,349	3,179,310	[1,3,4]
Weber-Stephen Products, LLC	Revolver	0.500%			12/19/2026	USD	6,730,787	(182,951)	(185,097)	[1,2,3]
Woof Holdings, Inc.	Second Lien Term Loan	12.748%	SOFR	725	12/21/2028	USD	8,000,000	7,881,320	7,948,670	[1,3,4,6]
								975,374,148	972,481,669

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples — 1.3%
Baxters North America Holdings, Inc.	First Lien Term Loan	14.630	% PIK	SOFR	925	5/31/2028	USD	$26,169,861	$25,566,827	$25,482,803	[1,3,4,9]
BCPE North Star US Holdings Co.	First Lien Term Loan	9.470%		SOFR	400	6/10/2028	USD	13,741,965	13,638,900	12,329,715	[1,3,4]
C.P. Converters, Inc.	First Lien Term Loan	13.214%		ARR CSA	750	9/30/2024	USD	3,243,689	3,223,904	3,235,227	[1,3,4,7]
City Line Distributors LLC	Delayed Draw	1.000%				8/31/2028	USD	346,107	(8,653)	(8,241)	[1,2,3,8]
City Line Distributors LLC	Revolver	11.652%		SOFR	600	8/31/2028	USD	1,000	83	76	[1,3,4,7,8]
City Line Distributors LLC	First Lien Term Loan	11.446%		ARR CSA	600	8/31/2028	USD	865,269	844,698	844,666	[1,3,4,8]
Demakes Borrower, LLC	Delayed Draw	1.000%				12/12/2029	USD	1,871,180	(46,561)	(46,779)	[1,2,3,8]
Demakes Borrower, LLC	First Lien Term Loan	11.616%		SOFR	625	12/12/2029	USD	6,655,086	6,489,626	6,488,709	[1,3,4,8]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.880	% PIK	SOFR	950	10/26/2028	USD	6,666,667	6,471,455	6,480,936	[1,3,4,9]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.880	% PIK	SOFR	950	10/26/2028	USD	17,333,420	16,823,576	16,843,409	[1,3,4,9]
Jarrow Formulas, Inc.	First Lien Term Loan	11.698%		SOFR	625	11/30/2026	USD	30,000	29,613	29,306	[1,3,4]
Jarrow Formulas, Inc.	First Lien Term Loan	11.598%		SOFR	625	11/30/2026	USD	2,981,828	2,898,774	2,912,829	[1,3,4]
JTM Foods, LLC	Delayed Draw	10.748%		SOFR	525	5/14/2027	USD	1,142,921	1,013,666	999,679	[1,3,4,7]
JTM Foods, LLC	Revolver	10.783%		SOFR	525	5/14/2027	USD	1,119,194	945,491	924,207	[1,3,4,7]
JTM Foods, LLC	First Lien Term Loan	10.790%		SOFR	525	5/14/2027	USD	7,548,627	7,454,269	7,365,794	[1,3,4]
JTM Foods, LLC	Revolver	10.772%		SOFR	525	5/14/2027	USD	559,597	554,001	546,043	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	10.748%		SOFR	525	5/14/2027	USD	1,337,184	1,326,757	1,304,797	[1,3,4]
KNPC Holdco, LLC	First Lien Term Loan	11.477%		SOFR	600	10/22/2029	USD	1,202,566	1,178,971	1,181,515	[1,3,4,8]
LifeStyles Bidco, Ltd.	Revolver	11.122%		SOFR	600	11/30/2028	USD	332	324	324	[1,3,4,8]
LifeStyles Bidco, Ltd.	Revolver	0.500%				11/30/2028	USD	668	(17)	(16)	[1,2,3]
LifeStyles Bidco, Ltd.	First Lien Term Loan	11.927%		SOFR	600	11/30/2028	EUR	2,761,560	2,898,937	2,974,648	[1,3,4,5,8]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	12.033%		SOFR	650	10/31/2028	USD	15,460,386	15,260,282	15,614,989	[1,3,4]
LJ Perimeter Buyer, Inc.	Delayed Draw	11.998%		SOFR	650	10/31/2028	USD	4,420,397	1,938,638	2,030,803	[1,3,4,7]
Nellson Nutraceutical, Inc.	First Lien Term Loan	11.296%		SOFR	575	12/23/2025	USD	14,881,505	14,567,309	14,483,831	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
Purfoods, LLC	Delayed Draw	11.772%	SOFR	625	8/12/2026	USD	$2,947,031	$2,917,561	$2,934,640	[1,3,4]
Purfoods, LLC	First Lien Term Loan	11.780%	SOFR	625	8/12/2026	USD	4,365,000	4,321,350	4,346,646	[1,3,4]
RB Holdings Interco, LLC	Revolver	10.513%	SOFR	500	5/4/2028	USD	1,385,080	1,172,701	1,166,855	[1,3,4,7,8]
Reddy ICE, LLC	Delayed Draw	11.475%	SOFR	550	7/1/2025	USD	691,774	678,187	678,066	[1,3,4,8]
Reddy ICE, LLC	Delayed Draw	1.000%			7/1/2025	USD	399,869	(7,872)	(7,924)	[1,2,3]
Reddy ICE, LLC	First Lien Term Loan	11.486%	SOFR	550	7/1/2025	USD	430,213	421,858	421,688	[1,3,4,8]
Sugar PPC Buyer LLC	Delayed Draw	1.000%			10/2/2030	USD	2,255,005	(25,369)	(23,307)	[1,2,3,8]
Sugar PPC Buyer LLC	First Lien Term Loan	11.341%	SOFR	600	10/2/2030	USD	8,118,020	7,939,497	7,942,702	[1,3,4,8]
SWK Buyer, Inc.	Revolver	10.708%	SOFR	525	3/11/2029	USD	1,228,070	612,368	528,983	[1,3,4,7]
SWK Buyer, Inc.	First Lien Term Loan	10.729%	SOFR	525	3/11/2029	USD	13,036,732	12,906,365	12,133,852	[1,3,4]
Ultimate Baked Goods	Delayed Draw	10.941%	SOFR	550	8/13/2027	USD	2,966,730	2,937,593	2,939,768	[1,3,4,8]
Ultimate Baked Goods	Delayed Draw	1.000%			8/13/2027	USD	529,773	(5,205)	(4,815)	[1,2,3]
Woodland Foods, Inc.	First Lien Term Loan	11.371%	SOFR	575	12/1/2027	USD	4,937,186	4,873,983	4,580,430	[1,3,4]
WPP Bullet Buyer, LLC	Revolver	11.121%	SOFR	575	12/7/2029	USD	1,353,898	1,326,906	1,326,820	[1,3,4,8]
WPP Bullet Buyer, LLC	Revolver	0.500%			12/7/2029	USD	2,514,382	(50,059)	(50,288)	[1,2,3]
WPP Bullet Buyer, LLC	First Lien Term Loan	11.121%	SOFR	575	12/7/2030	USD	41,906,368	41,070,378	41,068,241	[1,3,4,8]
ZB Holdco LLC	Delayed Draw	1.000%			2/9/2028	USD	1,320,942	(14,861)	(13,268)	[1,2,3,8]
ZB Holdco LLC	First Lien Term Loan	11.431%	SOFR	600	2/9/2028	USD	1,056,753	1,034,339	1,034,236	[1,3,4,8]
								205,180,590	203,022,595
Energy — 0.9%
Amspec Group, LLC	Delayed Draw	1.000%			12/5/2030	USD	2,792,081	(69,531)	(69,802)	[1,2,3,8]
Amspec Group, LLC	First Lien Term Loan	11.107%	SOFR	575	12/5/2030	USD	19,370,063	18,887,010	18,885,812	[1,3,4,8]
Amspec Parent, LLC	Delayed Draw	1.000%			12/5/2030	USD	6,490,141	(161,431)	(162,253)	[1,2,3]
Amspec Parent, LLC	Revolver	0.500%			12/5/2029	USD	6,084,507	(150,273)	(152,113)	[1,2,3]
Amspec Parent, LLC	First Lien Term Loan	11.096%	SOFR	575	12/5/2030	USD	45,025,352	43,911,077	43,899,718	[1,3,4]
Camin Cargo Control, Inc.	Delayed Draw	1.000%			12/8/2029	USD	288,462	(6,456)	(6,231)	[1,2,3]
Camin Cargo Control, Inc.	Revolver	0.500%			12/8/2029	USD	288,462	(6,421)	(6,231)	[1,2,3]
Camin Cargo Control, Inc.	First Lien Term Loan	11.356%	SOFR	650	12/8/2029	USD	1,923,077	1,880,122	1,881,539	[1,3,4]
DMC Holdco, LLC	Delayed Draw	1.000%			7/13/2029	USD	3,917,586	(48,970)	(36,076)	[1,2,3,8]
DMC Holdco, LLC	Revolver	11.394%	SOFR	600	7/13/2029	USD	2,611,724	98,149	106,719	[1,3,4,7,8]
DMC Holdco, LLC	First Lien Term Loan	11.394%	SOFR	600	7/13/2029	USD	11,752,757	11,472,868	11,497,502	[1,3,4,8]
Drilling Info Holdings, Inc.	Second Lien Term Loan	13.698%	SOFR	825	7/30/2026	USD	4,783,546	4,708,949	4,719,316	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Energy (Continued)
Highpeak Energy, Inc.	First Lien Term Loan	12.978%		SOFR	765	9/30/2026	USD	$4,500,000	$4,396,460	$4,388,904	[1,3,4,8]
Highpeak Energy, Inc.	First Lien Term Loan	13.060%		SOFR	765	9/30/2026	USD	1,125,000	1,098,949	1,097,226	[1,3,4,8]
HPS Energy	First Lien Term Loan	13.698%		SOFR	825	3/12/2026	USD	2,613,922	2,594,298	2,602,041	[1,3,4,8]
Integrated Power Services	Revolver	9.970%		SOFR	450	11/22/2027	USD	2,730,835	672,595	606,452	[1,3,4,7,8]
Kene Acquisition, Inc.	First Lien Term Loan	9.748%		SOFR	425	8/8/2026	USD	24,750,000	23,393,227	23,533,770	[1,3,4]
Service Compression, LLC	Delayed Draw	15.456	% PIK	SOFR	1000	5/6/2027	USD	4,224,061	3,842,277	3,868,724	[1,3,4,7,8,9]
Service Compression, LLC	First Lien Term Loan	15.456	% PIK	SOFR	1000	5/6/2027	USD	14,554,658	13,758,096	13,750,409	[1,3,4,7,8,9]
USA Debusk, LLC	First Lien Term Loan	11.867%		SOFR	600	9/8/2026	USD	1,848,764	1,813,027	1,823,859	[1,3,4]
USA Debusk, LLC	First Lien Term Loan	11.872%		SOFR	600	8/28/2026	USD	710,667	700,357	701,093	[1,3,4]
USA Debusk, LLC	First Lien Term Loan	11.848%		SOFR	600	8/28/2026	USD	4,893,177	4,822,190	4,827,261	[1,3,4]
									137,606,569	137,757,639
Financials — 12.1%
1364720 B.C. LTD	Delayed Draw	1.000%				9/9/2028	CAD	5,000,000	(1,294,910)	(1,226,700)	[1,2,3,5]
1364720 B.C. LTD	Revolver	0.500%				9/9/2028	CAD	2,000,000	(532,934)	(490,680)	[1,2,3,5]
1364720 B.C. LTD	First Lien Term Loan	9.948%		CDOR	450	9/9/2028	CAD	11,413,750	8,399,750	8,613,501	[1,3,4,5]
Accession Risk Management Group	Delayed Draw	11.072%		SOFR	550	11/1/2026	USD	291,316	291,316	286,101	[1,3,4]
Accession Risk Management Group	Delayed Draw	11.576%		SOFR	600	11/1/2026	USD	5,000,000	828,571	840,737	[1,3,4,7]
Accession Risk Management Group	First Lien Term Loan	11.072%		SOFR	550	11/1/2026	USD	17,482,904	17,369,062	17,169,960	[1,3,4]
Accession Risk Management Group	Delayed Draw	11.033%		SOFR	550	10/30/2026	USD	2,641,633	2,641,633	2,594,348	[1,3,4,8]
Accession Risk Management Group	First Lien Term Loan	11.033%		SOFR	550	10/30/2026	USD	48,115,378	48,113,339	47,254,112	[1,3,4]
Accession Risk Management Group	Delayed Draw	10.998%		SOFR	550	11/1/2029	USD	1,694,575	1,677,777	1,664,242	[1,3,4]
Accession Risk Management Group	Delayed Draw	11.033%		SOFR	550	11/1/2029	USD	426,984	422,751	419,341	[1,3,4]
Accession Risk Management Group	First Lien Term Loan	11.038%		SOFR	550	11/1/2029	USD	392,186	388,299	385,166	[1,3,4]
Accession Risk Management Group	First Lien Term Loan	11.033%		SOFR	550	11/1/2029	USD	4,894,650	4,846,131	4,807,036	[1,3,4]
Accession Risk Management Group	First Lien Term Loan	10.998%		SOFR	550	11/1/2029	USD	2,591,604	2,565,915	2,545,215	[1,3,4]
Accuserve Solutions, Inc.	Delayed Draw	11.671%		SOFR	625	8/11/2029	USD	3,017,241	1,418,103	1,424,392	[1,3,4,7]
Accuserve Solutions, Inc.	First Lien Term Loan	11.671%		SOFR	625	8/11/2029	USD	14,482,759	14,205,872	14,222,984	[1,3,4]
Accuserve Solutions, Inc.	Delayed Draw	1.000%				8/11/2029	USD	1,568,966	—	(12,420)	[1,2,3]
Accuserve Solutions, Inc.	First Lien Term Loan	12.801%		SOFR	738	8/11/2029	USD	15,931,034	15,623,533	15,645,283	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Alera Group Holdings, Inc.	Delayed Draw	11.456%	SOFR	600	9/30/2028	USD	$24,697,104	$24,450,133	$24,611,243	[1,3,4]
Alera Group Holdings, Inc.	First Lien Term Loan	11.456%	SOFR	600	9/30/2028	USD	24,685,139	24,260,090	24,601,792	[1,3,4]
Alera Group Holdings, Inc.	Delayed Draw	11.956%	SOFR	650	9/30/2028	USD	4,963,094	4,257,843	4,160,016	[1,3,4,7]
Alera Group Holdings, Inc.	First Lien Term Loan	11.956%	SOFR	650	9/30/2028	USD	2,475,000	2,433,254	2,376,846	[1,3,4]
Alera Group Holdings, Inc.	Delayed Draw	11.456%	SOFR	600	10/2/2028	USD	2,236,246	2,164,239	2,228,631	[1,3,4]
Alera Group Holdings, Inc.	First Lien Term Loan	11.456%	SOFR	600	10/2/2028	USD	996,229	966,669	992,865	[1,3,4]
Alera Group Holdings, Inc.	Delayed Draw	1.000%			9/30/2028	USD	19,821,757	(195,978)	(180,147)	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	1.000%			10/2/2028	USD	10,723,751	(105,801)	(97,461)	[1,2,3,8]
Alku, LLC	First Lien Term Loan	11.616%	SOFR	625	5/23/2029	USD	27,500,000	26,860,587	26,970,519	[1,3,4]
Allworth Financial Group, L.P.	Delayed Draw	10.956%	SOFR	600	12/23/2026	USD	2,428,571	2,394,836	2,402,290	[1,3,4]
Allworth Financial Group, L.P.	Delayed Draw	1.000%			12/23/2026	USD	37,571,429	(522,306)	(406,590)	[1,2,3]
Amba Buyer, Inc.	Delayed Draw	1.000%			7/30/2027	USD	14,257,915	(71,290)	(273,990)	[1,2,3]
Amba Buyer, Inc.	First Lien Term Loan	10.698%	SOFR	525	7/30/2027	USD	12,288,541	12,165,655	11,990,903	[1,3,4]
AmeriLife Holdings, LLC	Delayed Draw	11.080%	SOFR	575	8/31/2029	USD	10,311,818	8,326,707	8,367,945	[1,3,4,7]
AmeriLife Holdings, LLC	Revolver	0.500%			8/31/2028	USD	5,181,818	(223,501)	(427,500)	[1,2,3]
AmeriLife Holdings, LLC	First Lien Term Loan	11.080%	SOFR	575	8/31/2029	USD	41,143,636	40,239,256	40,320,764	[1,3,4]
AmeriLife Holdings, LLC	Delayed Draw	1.000%			8/31/2029	USD	27,898,485	(356,909)	(557,970)	[1,2,3]
Apus Bidco Limited	First Lien Term Loan	10.746%	SONIA	553	2/9/2028	GBP	10,791,367	14,534,926	13,463,853	[1,3,4,5]
AQ Sage Buyer, LLC	Delayed Draw	11.538%	SOFR	600	1/25/2027	USD	11,268,606	11,127,748	10,939,284	[1,3,4]
AQ Sage Buyer, LLC	First Lien Term Loan	11.498%	SOFR	600	1/25/2027	USD	13,468,514	13,339,120	13,074,901	[1,3,4]
AQ Sunshine, Inc.	Delayed Draw	11.748%	SOFR	625	4/15/2027	USD	22,583,437	22,357,973	22,149,458	[1,3,4]
AQ Sunshine, Inc.	Revolver	11.748%	SOFR	625	4/15/2027	USD	2,083,333	2,035,417	2,016,215	[1,3,4,7]
AQ Sunshine, Inc.	Delayed Draw	1.000%			4/15/2027	USD	41,047	(409)	(410)	[1,2,3,8]
AQ Sunshine, Inc.	Revolver	0.500%			4/15/2027	USD	147,772	(2,209)	(2,217)	[1,2,3,8]
AQ Sunshine, Inc.	First Lien Term Loan	11.698%	SOFR	625	4/15/2027	USD	1,980,881	1,961,136	1,961,072	[1,3,4,8]
Ardonagh Midco 3 PLC	First Lien Term Loan	11.870%	SOFR	650	7/14/2026	USD	11,541,980	4,489,913	4,705,964	[1,3,4,7]
Ardonagh Midco 3 PLC	First Lien Term Loan	10.497%	EURIBOR	650	7/14/2026	EUR	5,577,517	6,058,020	6,014,610	[1,3,4,5]
Aretec Group, Inc.	First Lien Term Loan	9.957%	SOFR	450	8/9/2030	USD	40,000,000	38,803,307	38,800,000	[1,3,4,8]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Belmont Buyer, Inc.	Delayed Draw	11.972%		SOFR	650	6/21/2029	USD	$2,526,541	$956,098	$982,005	[1,3,4,7]
Belmont Buyer, Inc.	Revolver	0.500%				6/21/2029	USD	1,264,535	—	(32,611)	[1,2,3]
Belmont Buyer, Inc.	First Lien Term Loan	11.969%		SOFR	650	6/21/2029	USD	10,679,629	10,378,385	10,404,215	[1,3,4]
CC SAG Acquisition Corp.	Delayed Draw	11.220%		SOFR	575	6/29/2028	USD	5,220,935	4,396,666	4,391,790	[1,3,4,7]
CC SAG Acquisition Corp.	Revolver	0.500%				6/29/2027	USD	699,301	—	(10,367)	[1,2,3]
CC SAG Acquisition Corp.	First Lien Term Loan	11.220%		SOFR	575	6/29/2028	USD	18,770,105	18,488,553	18,491,849	[1,3,4]
Cerity Partners, LLC	Revolver	0.500%				7/28/2028	USD	443,192	(8,864)	(10,734)	[1,2,3]
Cerity Partners, LLC	First Lien Term Loan	11.883%		SOFR	650	7/28/2029	USD	7,147,864	7,021,193	6,974,738	[1,3,4]
Cerity Partners, LLC	Delayed Draw	12.098%		SOFR	675	7/28/2029	USD	17,500,000	16,956,250	17,207,492	[1,3,4]
Cerity Partners, LLC	First Lien Term Loan	12.172%		SOFR	675	7/28/2029	USD	12,437,500	12,121,909	12,229,611	[1,3,4]
Cerity Partners, LLC	Delayed Draw	1.000%				7/28/2029	USD	12,000,000	(297,289)	(281,098)	[1,2,3,8]
CFGI Holdings, LLC	Revolver	0.500%				11/2/2027	USD	1,751,825	(17,518)	(33,664)	[1,2,3]
CFGI Holdings, LLC	First Lien Term Loan	10.456%		SOFR	500	11/2/2027	USD	14,609,489	14,463,394	14,328,743	[1,3,4]
Cherry Bekaert Advisory LLC	Revolver	0.500%				6/30/2028	USD	2,373,418	—	(21,856)	[1,2,3,8]
Cherry Bekaert Advisory LLC	Delayed Draw	1.000%				6/30/2028	USD	5,906,250	(59,062)	(45,168)	[1,2,3]
Cherry Bekaert Advisory LLC	First Lien Term Loan	11.106%		SOFR	575	6/30/2028	USD	4,587,734	4,498,916	4,482,604	[1,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	1.000%				10/1/2027	USD	40,978,953	(814,081)	(799,436)	[1,2,3]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.729%		SOFR	575	10/1/2027	USD	5,854,136	5,738,315	5,739,931	[1,3,4]
Credit Connection, LLC	Revolver	0.500%				7/30/2026	USD	600,000	(12,000)	(5,049)	[1,2,3]
Credit Connection, LLC	First Lien Term Loan	11.248%		SOFR	575	7/30/2026	USD	7,705,620	7,532,762	7,640,784	[1,3,4]
Cresset Asset Management, LLC	First Lien Term Loan	12.860	% PIK	SOFR	750	4/20/2025	USD	9,046,207	8,991,904	8,927,951	[1,3,4,7,9]
CRSS HPS, LLC	First Lien Term Loan	12.208%		SOFR	675	12/21/2026	USD	2,000,000	1,960,385	1,960,000	[1,3,4]
Crystal Bidco Limited	First Lien Term Loan	10.322%		SOFR	500	1/25/2029	USD	7,423,496	7,494,998	7,497,731	[1,3,4]
DOXA Insurance Holdings	Delayed Draw	1.000%				12/20/2030	USD	2,625,417	(52,273)	(52,508)	[1,2,3,8]
DOXA Insurance Holdings	Revolver	0.500%				12/20/2029	USD	440,322	(8,759)	(8,806)	[1,2,3,8]
DOXA Insurance Holdings	First Lien Term Loan	10.870%		SOFR	550	12/20/2030	USD	2,763,312	2,708,210	2,708,046	[1,3,4,8]
Dreamstart BidCo	First Lien Term Loan	9.175%		EURIBOR	525	3/30/2027	EUR	627,356	757,287	686,914	[1,3,4,5]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
EdgeCo Buyer, Inc.	Delayed Draw	10.317%		SOFR	475	6/1/2026	USD	$9,995,250	$2,015,625	$2,038,195	[1,3,4,7]
EdgeCo Buyer, Inc.	First Lien Term Loan	10.317%		SOFR	475	6/1/2026	USD	2,462,500	2,438,800	2,431,198	[1,3,4]
Eisner Advisory Group LLC	First Lien Term Loan	10.720%		SOFR	525	7/30/2028	USD	11,909,774	11,474,376	11,939,549	[1,3,4]
EP Wealth Advisors, LLC	Delayed Draw	11.248%		SOFR	575	9/4/2026	USD	12,580,200	5,111,442	5,334,858	[1,3,4,7]
EP Wealth Advisors, LLC	First Lien Term Loan	11.248%		SOFR	575	9/4/2026	USD	5,359,500	5,239,146	5,275,281	[1,3,4]
Exegy, Inc.	First Lien Term Loan	11.456%		SOFR	600	5/17/2026	USD	10,724,887	10,632,614	10,611,097	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	12.198%		SOFR	675	10/29/2028	USD	9,853,068	9,557,487	9,658,794	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	12.198%		SOFR	675	10/29/2028	USD	21,083,523	20,515,398	20,667,816	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	11.448%		SOFR	600	10/29/2028	USD	601,287	582,406	592,472	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	11.448%		SOFR	600	10/29/2028	USD	8,398,713	8,156,092	8,275,593	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	1.000%				10/29/2028	USD	38,314,223	(757,009)	(710,379)	[1,2,3,8]
Galway Borrower, LLC	Delayed Draw	10.698%		SOFR	525	9/30/2028	USD	261,395	261,395	258,684	[1,3,4]
Galway Borrower, LLC	Revolver	0.500%				9/30/2027	USD	2,682,489	(2,939)	(27,818)	[1,2,3]
Galway Borrower, LLC	Delayed Draw	1.000%				9/30/2028	USD	15,000,000	(150,000)	(114,297)	[1,2,3]
Galway Borrower, LLC	First Lien Term Loan	11.098%		SOFR	575	9/30/2028	USD	66,883,996	65,697,565	66,178,377	[1,3,4]
Galway Borrower, LLC	First Lien Term Loan	11.198%		SOFR	575	9/29/2028	USD	5,000,000	4,922,683	4,947,539	[1,3,4]
Gloves Buyer, Inc.	First Lien Term Loan	10.470%		SOFR	500	12/29/2027	USD	20,000,000	19,277,166	19,509,781	[1,3,4]
Guidehouse LLP	First Lien Term Loan	11.115%		SOFR	625	12/16/2030	USD	57,761,656	57,042,859	57,050,347	[1,3,4]
Helibron Midco B.V.	First Lien Term Loan	8.944%		EURIBOR	500	9/17/2026	EUR	322,466	387,731	342,034	[1,3,4,5]
Helibron Midco B.V.	First Lien Term Loan	8.944%		EURIBOR	500	9/18/2026	EUR	14,409,908	15,611,772	15,284,355	[1,3,4,5]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	10.958	% PIK	EURIBOR	700	3/3/2027	EUR	27,954,560	28,475,349	30,861,736	[1,3,4,5,9]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	10.956%		SOFR	550	11/25/2028	USD	19,072,258	19,065,523	19,007,090	[1,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.956%		SOFR	550	11/25/2028	USD	124,026,917	107,328,770	107,571,130	[1,3,4,7]
HPS Financials	First Lien Term Loan	9.699%		EURIBOR	575	9/30/2026	EUR	3,570,450	4,150,782	3,796,990	[1,3,4,5,8]
HPS Financials	First Lien Term Loan	10.987%		SONIA	575	9/30/2026	GBP	4,517,888	5,785,092	5,552,094	[1,3,4,5,8]
HPS Financials	Delayed Draw	11.956%		SOFR	650	10/2/2028	USD	413,591	310,920	312,814	[1,3,4,7]
HPS Financials	First Lien Term Loan	11.956%		SOFR	650	10/2/2028	USD	206,250	197,918	198,071	[1,3,4]
HPS Financials	First Lien Term Loan	10.322%		SOFR	500	5/16/2029	USD	2,474,499	2,497,169	2,499,244	[1,3,4,8]
HPS Financials	First Lien Term Loan	11.430%		LIBOR	625	12/11/2027	USD	1,721,311	1,728,771	1,729,761	[1,3,4,8]
HPS Financials	First Lien Term Loan	10.606%		SOFR	525	11/12/2027	USD	625,000	625,969	626,068	[1,3,4,8]
HPS Financials	First Lien Term Loan	12.064%		SOFR	650	10/1/2026	USD	4,125,000	3,844,333	3,810,639	[1,3,4,8]
HPS Financials	Delayed Draw	11.220%		SOFR	575	6/29/2028	USD	697,296	560,109	564,024	[1,3,4,7,8]
HPS Financials	First Lien Term Loan	11.220%		SOFR	575	6/28/2028	USD	2,506,091	2,461,861	2,468,940	[1,3,4,8]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	8.650%		LIBOR	300	5/14/2031	USD	187,500,000	148,445,541	148,445,541	[1,3,4,7]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
iM Global Partner	First Lien Term Loan	9.475%		EURIBOR	550	4/7/2028	EUR	$3,700,000	$3,736,839	$3,965,410	[1,3,4,5]
Inszone Mid, LLC	Delayed Draw	11.106%		SOFR	575	11/10/2029	USD	174,369	172,577	172,625	[1,3,4,8]
Inszone Mid, LLC	Delayed Draw	1.000%				11/10/2029	USD	3,889,611	(39,909)	(38,896)	[1,2,3]
Inszone Mid, LLC	Revolver	0.500%				11/10/2029	USD	529,411	(10,434)	(10,588)	[1,2,3,8]
Inszone Mid, LLC	First Lien Term Loan	11.106%		SOFR	575	11/10/2029	USD	4,235,295	4,151,703	4,150,589	[1,3,4,8]
Inszone Mid, LLC	Delayed Draw	12.112%		SOFR	675	11/10/2029	USD	171,315	169,557	169,601	[1,3,4]
Inszone Mid, LLC	First Lien Term Loan	11.098%		SOFR	575	11/8/2028	USD	11,764,706	11,531,861	11,529,412	[1,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.442%		SOFR	602	8/27/2025	USD	15,909,334	15,516,523	15,805,819	[1,3,4,8]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.542%		SOFR	600	8/27/2025	USD	22,500	22,138	22,500	[1,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.388%		SOFR	600	8/27/2025	USD	86,400,875	20,960,280	21,317,664	[1,3,4]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	11.422%		SOFR	600	8/27/2025	USD	24,937,500	24,502,108	24,710,415	[1,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.388%		SOFR	600	8/27/2026	USD	28,467,649	1,840,434	1,920,807	[1,3,4,7]
Integrity Marketing Acquisition, LLC	Revolver	0.500%				8/27/2025	USD	10,115,684	(131,258)	(24,077)	[1,2,3]
J.S. Held Holdings LLC	Delayed Draw	11.030%		SOFR	550	7/1/2025	USD	20,353,813	19,257,664	19,300,407	[1,3,4,8]
J.S. Held Holdings LLC	First Lien Term Loan	11.030%		SOFR	550	7/1/2025	USD	53,739,561	53,739,561	53,852,414	[1,3,4,8]
Kensington Private Equity Fund	Delayed Draw	1.000	% PIK			3/28/2026	USD	6,800,000	(102,000)	—	[1,2,3,8]
Kensington Private Equity Fund	Second Lien Term Loan	12.481	% Cash+PIK	SOFR	700	3/28/2026	USD	6,800,000	6,719,831	6,800,000	[1,3,4,8,9]
Keystone Agency Investors	Delayed Draw	10.998%		SOFR	550	5/3/2027	USD	24,361,848	23,731,301	23,600,883	[1,3,4]
Keystone Agency Investors	First Lien Term Loan	10.998%		SOFR	550	5/3/2027	USD	15,290,252	15,124,829	14,984,447	[1,3,4]
Keystone Agency Investors	Delayed Draw	1.000%				5/3/2027	USD	23,696,426	(471,838)	(473,929)	[1,2,3]
Keystone Agency Investors	First Lien Term Loan	10.958%		SOFR	550	5/3/2027	USD	6,848,213	6,712,220	6,711,249	[1,3,4]
Kriv Acquisition, Inc.	First Lien Term Loan	11.598%		SOFR	625	7/6/2029	USD	8,375,000	8,137,619	8,151,197	[1,3,4]
Kriv Acquisition, Inc.	Delayed Draw	1.000%				7/6/2029	USD	3,450,665	(51,760)	(40,410)	[1,2,3,8]
Kriv Acquisition, Inc.	Revolver	0.500%				7/6/2029	USD	2,760,532	(82,816)	(73,769)	[1,2,3,8]
Kriv Acquisition, Inc.	First Lien Term Loan	11.598%		SOFR	625	7/6/2029	USD	23,119,457	22,460,975	22,501,642	[1,3,4,8]
KWOR Acquisition, Inc.	Revolver	12.250%		PRIME	425	12/22/2027	USD	2,109,039	1,181,062	1,150,320	[1,3,4,7]
KWOR Acquisition, Inc.	Delayed Draw	10.706%		SOFR	525	12/22/2028	USD	15,304,670	3,898,197	3,948,038	[1,3,4,7,8]
KWOR Acquisition, Inc.	First Lien Term Loan	10.706%		SOFR	525	12/22/2028	USD	19,495,265	19,213,532	19,211,094	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Lido Advisors, LLC	Delayed Draw	11.522%	SOFR	600	6/15/2027	USD	$13,400,000	$3,261,923	$3,450,017	[1,3,4,7,8]
Lynx Franchising, LLC	First Lien Term Loan	12.471%	LIBOR	675	12/23/2026	USD	5,000,000	4,959,936	4,959,500	[1,3,4]
Mclarens Midco, Inc.	Revolver	0.500%			12/19/2025	USD	3,485,026	—	(66,971)	[1,2,3,8]
Minotaur Acquisition, Inc.	First Lien Term Loan	10.206%	SOFR	475	3/27/2026	USD	27,932,793	27,335,144	27,932,933	[1,4,8]
More Cowbell II LLC	Delayed Draw	1.000%			9/1/2030	USD	7,836,737	(79,053)	(69,918)	[1,2,3]
More Cowbell II LLC	Revolver	11.725%	SOFR	625	9/1/2029	USD	7,250,296	1,338,516	1,200,625	[1,3,4,7]
More Cowbell II LLC	First Lien Term Loan	11.725%	SOFR	625	9/1/2030	USD	71,941,247	70,533,747	70,572,839	[1,3,4]
More Cowbell II LLC	Revolver	11.643%	SOFR	625	9/1/2029	USD	2,831,010	522,648	469,295	[1,3,4,7]
Oakbridge Insurance Agency LLC	Delayed Draw	1.000%			11/1/2029	USD	5,895,192	(116,722)	(108,570)	[1,2,3,8]
Oakbridge Insurance Agency LLC	Revolver	0.500%			11/1/2029	USD	1,580,991	(31,013)	(29,117)	[1,2,3,8]
Oakbridge Insurance Agency LLC	First Lien Term Loan	11.093%	SOFR	575	11/1/2029	USD	12,144,096	11,904,571	11,920,441	[1,3,4,8]
Pathstone Family Office, LLC	Delayed Draw	1.000%			5/15/2029	USD	4,747,599	(71,214)	(67,476)	[1,2,3,8]
Pathstone Family Office, LLC	Revolver	12.206%	SOFR	675	5/15/2028	USD	2,825,151	554,043	538,969	[1,3,4,7,8]
Pathstone Family Office, LLC	First Lien Term Loan	12.206%	SOFR	675	5/15/2029	USD	35,211,253	34,205,026	34,182,215	[1,3,4,8]
Patriot Growth Insurance Services, LLC	Revolver	0.500%			10/14/2028	USD	2,660,377	(26,604)	(31,155)	[1,2,3]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	10.998%	SOFR	550	10/14/2028	USD	22,022,055	21,498,138	21,764,161	[1,3,4]
Patriot Growth Insurance Services, LLC	Delayed Draw	11.248%	SOFR	575	10/14/2028	USD	34,880,940	34,668,884	34,559,731	[1,3,4]
Patriot Growth Insurance Services, LLC	Delayed Draw	1.000%			10/14/2028	USD	46,500,000	(687,231)	(626,404)	[1,2,3]
Patriot Growth Insurance Services, LLC	Delayed Draw	11.098%	SOFR	550	10/14/2028	USD	3,500,000	3,448,338	3,452,851	[1,3,4]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	11.470%	SOFR	600	11/1/2028	USD	52,951,830	52,422,424	51,669,299	[1,3,4]
Peter C. Foy & Associates Insurance Services, LLC	First Lien Term Loan	11.470%	SOFR	600	11/1/2028	USD	21,160,714	20,949,107	20,648,187	[1,3,4]
Petra Borrower, LLC	Delayed Draw	1.000%			11/15/2030	USD	6,250,000	(123,890)	(116,268)	[1,2,3]
Petra Borrower, LLC	Revolver	0.500%			11/15/2029	USD	2,500,000	(48,949)	(46,507)	[1,2,3]
Petra Borrower, LLC	First Lien Term Loan	11.130%	SOFR	650	11/15/2030	USD	16,250,000	15,928,847	15,947,703	[1,3,4]
Petrus Buyer, Inc.	Delayed Draw	1.000%			10/17/2029	USD	5,494,505	(82,418)	(47,298)	[1,2,3]
Petrus Buyer, Inc.	Revolver	0.500%			10/17/2029	USD	1,923,077	(57,692)	(16,554)	[1,2,3]
Petrus Buyer, Inc.	First Lien Term Loan	11.994%	SOFR	650	10/17/2029	USD	17,494,506	17,029,833	17,343,909	[1,3,4]
Premium Group B1	First Lien Term Loan	10.521%	EURIBOR	650	12/5/2030	EUR	21,125,461	22,185,652	22,705,764	[1,3,4,5]
Premium Group B2	Delayed Draw	1.000%			12/5/2030	EUR	3,874,539	193,835	289,837	[1,2,3,5]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
R&T Acquisitions, LLC	Delayed Draw	1.000%			8/31/2030	USD	$5,770,569	$(86,559)	$(80,283)	[1,2,3,8]
R&T Acquisitions, LLC	Revolver	0.500%			8/31/2029	USD	2,308,228	(69,247)	(66,071)	[1,2,3,8]
R&T Acquisitions, LLC	First Lien Term Loan	11.060%	SOFR	575	8/31/2030	USD	15,388,185	14,939,206	14,947,710	[1,3,4,8]
Regent Holding Company, LLC	First Lien Term Loan	13.206%	SOFR	775	2/25/2026	USD	11,343,045	11,239,122	10,863,970	[1,3,4]
Retail Services Corporation	First Lien Term Loan	13.848%	SOFR	835	5/20/2025	USD	15,612,109	15,463,131	15,315,189	[1,3,4]
Riser Topco VII, LLC	First Lien Term Loan	11.415%	SOFR	600	10/31/2029	GBP	344,250	412,620	430,769	[1,3,4,5,8]
Riser Topco VII, LLC	Delayed Draw	1.000%			10/31/2029	USD	1,249,001	(24,681)	(22,900)	[1,2,3,8]
Riser Topco VII, LLC	Revolver	0.500%			10/31/2029	USD	384,432	(7,506)	(7,048)	[1,2,3,8]
Riser Topco VII, LLC	First Lien Term Loan	11.383%	SOFR	600	10/31/2029	USD	3,061,684	3,001,483	3,005,549	[1,3,4,8]
Riveron Acquisition	Delayed Draw	1.000%			7/6/2029	USD	1,250,000	(18,750)	(14,638)	[1,2,3]
Riveron Acquisition	Revolver	0.500%			7/6/2029	USD	1,000,000	(30,000)	(26,723)	[1,2,3]
RSC Acquisition, Inc.	Revolver	0.500%			11/1/2026	USD	8,690,548	(32,590)	(155,561)	[1,2,3,8]
SG Acquisition, Inc.	First Lien Term Loan	11.483%	SOFR	600	1/27/2027	USD	11,671,809	11,470,434	11,481,662	[1,3,4]
Spirit RR Holdings, Inc.	Revolver	10.707%	SOFR	525	9/13/2028	USD	162,661	16,266	14,883	[1,3,4,7]
Spirit RR Holdings, Inc.	First Lien Term Loan	10.698%	SOFR	525	9/13/2028	USD	1,964,179	1,945,226	1,947,477	[1,3,4]
Steward Partners Global Advisory, LLC	Delayed Draw	1.000%			10/14/2028	USD	1,198,948	(23,820)	(23,979)	[1,2,3,8]
Steward Partners Global Advisory, LLC	First Lien Term Loan	10.770%	SOFR	550	10/14/2028	USD	799,299	783,392	783,313	[1,3,4,8]
The Ultimus Group Midco, LLC	Revolver	10.497%	SOFR	500	1/30/2026	USD	1,424,528	134,313	146,121	[1,3,4,7,8]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
THG Acquisition, LLC	Delayed Draw	10.956%		SOFR	550	12/2/2026	USD	$14,167,499	$12,392,842	$12,387,785	[1,3,4,7]
THG Acquisition, LLC	Revolver	11.206%		SOFR	575	12/2/2025	USD	743,884	157,869	160,318	[1,3,4,7]
Turbo Buyer, Inc.	Delayed Draw	11.498%		SOFR	600	12/2/2025	USD	8,377,389	5,630,089	5,714,673	[1,3,4]
Turbo Buyer, Inc.	First Lien Term Loan	11.498%		SOFR	600	12/2/2025	USD	4,151,650	4,106,367	4,088,535	[1,3,4]
USRP Holdings, Inc.	Revolver	0.500%				7/23/2027	USD	3,790,774	(37,908)	(110,784)	[1,2,3]
USRP Holdings, Inc.	Delayed Draw	11.184%		SOFR	575	7/23/2027	USD	15,000,000	3,599,583	3,384,081	[1,3,4,7]
USRP Holdings, Inc.	Delayed Draw	11.290%		SOFR	575	7/23/2027	USD	5,000,000	1,289,889	1,128,027	[1,3,4,7]
Vale Insurance Services LLC	Revolver	0.500%				12/1/2027	USD	2,419,355	—	(52,303)	[1,2,3]
Vale Insurance Services LLC	First Lien Term Loan	10.748%		SOFR	525	12/1/2027	USD	22,185,484	21,963,629	21,705,864	[1,3,4]
Wealth Enhancement Group, LLC	Revolver	0.500%				10/4/2027	USD	439,990	(47,896)	—	[1,2,3,8]
Wealth Enhancement Group, LLC	First Lien Term Loan	21.250	% PIK	SOFR	600	5/26/2033	USD	18,967,500	18,436,092	18,518,925	[1,3,4,9]
Wealth Enhancement Group, LLC	Delayed Draw	11.227%		SOFR	575	10/2/2027	USD	12,658	12,633	12,658	[1,3,4]
World Insurance Associates, LLC	First Lien Term Loan	11.390%		SOFR	600	4/3/2028	USD	2,664,429	2,619,724	2,611,140	[1,3,4]
World Insurance Associates, LLC	Delayed Draw	11.390%		SOFR	600	4/3/2028	USD	32,153,023	31,548,697	31,509,962	[1,3,4]
World Insurance Associates, LLC	First Lien Term Loan	12.098%		SOFR	675	4/3/2028	USD	9,531,254	9,259,542	9,290,966	[1,3,4,8]
World Insurance Associates, LLC	First Lien Term Loan	11.368%		SOFR	600	4/3/2028	USD	45,000,000	44,122,711	44,100,000	[1,3,4]
World Insurance Associates, LLC	Delayed Draw	1.000%				4/3/2028	USD	65,291,186	(1,037,603)	(1,305,824)	[1,2,3,8]
World Insurance Associates, LLC	Revolver	0.500%				4/3/2028	USD	123,126	(2,463)	(2,463)	[1,2,3,8]
									1,882,033,188	1,884,064,131
Governments — 0.2%
Govdelivery Holdings, LLC	Delayed Draw	11.483%		SOFR	600	1/29/2027	USD	8,315,368	8,182,516	8,177,212	[1,3,4]
Govdelivery Holdings, LLC	Revolver	11.944%		SOFR	650	1/29/2027	USD	536,402	329,254	321,348	[1,3,4,7]
Govdelivery Holdings, LLC	First Lien Term Loan	10.983%		SOFR	550	1/29/2027	USD	6,053,128	5,924,676	5,881,780	[1,3,4,7]
Prime Buyer, LLC	Revolver	10.698%		SOFR	525	12/22/2026	USD	3,856,132	385,613	355,892	[1,3,4,7]
Prime Buyer, LLC	First Lien Term Loan	10.706%		SOFR	525	12/22/2026	USD	23,063,000	22,643,178	22,837,089	[1,3,4]
									37,465,237	37,573,321

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — 15.2%
123Dentist, Inc.	Delayed Draw	1.000%				8/10/2029	CAD	$7,493,657	$(1,813,920)	$(1,989,615)	[1,2,3,5]
123Dentist, Inc.	First Lien Term Loan	10.943%		CDOR	550	8/10/2029	CAD	52,214,175	39,200,829	38,055,204	[1,3,4,5]
AAH Topco, LLC	Delayed Draw	10.956%		SOFR	550	12/22/2027	USD	4,338,894	3,890,644	3,835,859	[1,3,4,7]
AAH Topco, LLC	Revolver	0.500%				12/22/2027	USD	423,729	(4,237)	(12,383)	[1,2,3]
AAH Topco, LLC	First Lien Term Loan	10.956%		SOFR	550	12/22/2027	USD	4,046,354	4,005,891	3,928,101	[1,3,4]
AAH Topco, LLC	Delayed Draw	1.000%				12/22/2027	USD	28,415,481	(557,060)	(212,529)	[1,2,3]
AB Centers Acquisition Corporation	Delayed Draw	11.456%		SOFR	600	9/6/2028	USD	7,094,692	2,335,609	2,467,023	[1,3,4,7,8]
AB Centers Acquisition Corporation	Revolver	0.500%				9/6/2028	USD	1,420,181	—	(23,738)	[1,2,3,8]
AB Centers Acquisition Corporation	First Lien Term Loan	11.456%		SOFR	600	9/6/2028	USD	1,770,788	1,721,276	1,741,190	[1,3,4,8]
Acclaim Midco, LLC	Delayed Draw	1.000%				6/13/2029	USD	3,589,744	(53,846)	(2,442)	[1,2,3]
Acclaim Midco, LLC	Revolver	0.500%				6/13/2029	USD	1,435,897	(43,077)	(22,609)	[1,2,3]
Acclaim Midco, LLC	First Lien Term Loan	11.348%		SOFR	600	6/13/2029	USD	8,951,923	8,694,408	8,810,972	[1,3,4]
ACI Group Holdings, Inc.	Delayed Draw	10.956%		SOFR	550	8/2/2028	USD	4,968,178	3,143,928	3,177,620	[1,3,4,7]
ACI Group Holdings, Inc.	First Lien Term Loan	10.956%		SOFR	550	8/2/2028	USD	13,303,652	13,115,228	13,220,029	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	11.940%		SOFR	650	5/7/2027	USD	2,225,704	2,141,263	2,121,677	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	12.041%		SOFR	650	5/7/2027	USD	10,857,521	10,715,328	10,285,944	[1,3,4]
ADMA Biologics, Inc.	Revolver	9.128%		SOFR	375	12/18/2027	USD	1,000	988	988	[1,3,4,8]
ADMA Biologics, Inc.	First Lien Term Loan	11.878%		SOFR	600	12/18/2027	USD	1,981,533	1,956,952	1,956,764	[1,3,4,8]
Advantage HCS LLC	Revolver	0.500%				11/8/2029	USD	7,500,000	(219,591)	(212,023)	[1,2,3]
Advantage HCS LLC	First Lien Term Loan	11.618%		SOFR	625	11/8/2029	USD	28,500,000	27,659,034	27,694,313	[1,3,4]
Advocate RCM Acquisitions	Revolver	0.500%				12/22/2026	USD	521,000	(9,036)	(9,117)	[1,2,3]
Advocate RCM Acquisitions	First Lien Term Loan	11.957%		SOFR	650	12/22/2026	USD	4,059,000	3,988,484	3,987,968	[1,3,4]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	10.198%		SOFR	475	12/17/2027	USD	11,097,206	11,006,716	10,106,529	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	12.610	% PIK	SOFR	700	7/1/2024	USD	28,952,007	28,879,729	28,615,855	[1,3,4,8,9]
AG-Twin Brook Healthcare	First Lien Term Loan	12.369%		SOFR	650	5/16/2024	USD	19,321,105	19,167,277	19,278,538	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.713	% PIK	SOFR	625	3/5/2026	USD	6,904,563	6,852,864	2,980,700	[1,3,4,8,9]
AG-Twin Brook Healthcare	First Lien Term Loan	12.110%		SOFR	650	11/27/2024	USD	13,677,915	13,635,801	13,602,607	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	12.110%		SOFR	650	5/16/2024	USD	2,000,000	44,284	69,679	[1,3,4,7,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.193%		CDOR	575	7/23/2026	CAD	24,500,000	19,249,498	18,300,405	[1,3,4,5,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.470%		SOFR	600	6/10/2026	USD	9,800,867	9,679,337	9,613,507	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	10.862%		SOFR	525	9/22/2026	USD	24,500,000	24,268,035	24,227,799	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.970%		SOFR	650	8/20/2026	USD	14,737,500	14,525,751	14,622,435	[1,3,4,8]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
AG-Twin Brook Healthcare	First Lien Term Loan	11.470%		SOFR	600	10/8/2026	USD	$19,650,000	$19,462,628	$19,514,280	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.470%		SOFR	600	12/14/2026	USD	19,600,000	19,403,917	19,478,356	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.610%		SOFR	600	12/31/2026	USD	14,737,500	14,569,120	14,560,488	[1,3,4,8]
AG-Twin Brook Healthcare	Delayed Draw	12.645	% PIK	SOFR	700	4/2/2024	USD	7,562,426	7,468,037	7,479,162	[1,3,4,9]
AG-Twin Brook Healthcare	First Lien Term Loan	12.610	% PIK	SOFR	700	4/2/2024	USD	12,089,498	12,042,377	11,956,391	[1,3,4,9]
AG-Twin Brook Healthcare	First Lien Term Loan	11.470%		SOFR	600	9/25/2025	USD	19,650,095	19,495,855	19,482,909	[1,3,4,8]
AG-Twin Brook Healthcare	Delayed Draw	1.000%				2/23/2027	USD	9,930,556	—	(375,689)	[1,2,3]
AG-Twin Brook Healthcare	First Lien Term Loan	13.610	% PIK	SOFR	800	2/23/2027	USD	14,984,443	14,692,463	14,417,557	[1,3,4,9]
AG-Twin Brook Healthcare	Delayed Draw	11.610%		SOFR	600	10/29/2026	USD	19,771,437	19,450,151	19,577,495	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.720%		SOFR	625	7/3/2025	USD	1,668,124	1,660,960	1,656,102	[1,3,4,8]
AG-Twin Brook Healthcare	Delayed Draw	10.748%		SOFR	525	7/29/2027	USD	50,000,000	3,375,000	3,334,400	[1,3,4,7]
AHR Intermediate, Inc.	Delayed Draw	10.748%		SOFR	525	7/29/2027	USD	10,480,575	10,401,971	10,341,058	[1,3,4]
AHR Intermediate, Inc.	First Lien Term Loan	10.748%		SOFR	525	7/29/2027	USD	24,193,750	23,959,790	24,013,685	[1,3,4]
Alcami Corporation	Delayed Draw	1.000%				12/21/2028	USD	1,908,023	(66,781)	(16,043)	[1,2,3]
Alcami Corporation	Revolver	0.500%				12/21/2028	USD	3,052,838	(106,849)	(25,669)	[1,2,3]
Alcami Corporation	First Lien Term Loan	12.456%		SOFR	700	12/21/2028	USD	22,724,560	22,022,926	22,533,490	[1,3,4]
Alegeus Technologies Holding Corp.	First Lien Term Loan	13.749%		SOFR	825	9/5/2026	USD	35,253,731	34,793,964	35,253,731	[1,3,4]
Align Enta Intermediate, Inc.	Delayed Draw	1.000%				6/30/2028	USD	4,265,116	(63,977)	(48,884)	[1,2,3]
Align Enta Intermediate, Inc.	Delayed Draw	11.856%		SOFR	650	6/30/2028	USD	1,279,535	1,241,149	1,264,870	[1,3,4]
Align Enta Intermediate, Inc.	Revolver	0.500%				6/30/2028	USD	639,767	(19,193)	(16,964)	[1,2,3]
Align Enta Intermediate, Inc.	First Lien Term Loan	11.856%		SOFR	650	6/30/2028	USD	2,985,581	2,902,582	2,906,418	[1,3,4]
Allied Benefit Systems Intermediate LLC	Delayed Draw	1.000%				10/31/2030	USD	11,404,639	(95,531)	(152,921)	[1,2,3]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	10.633%		SOFR	525	10/31/2030	USD	54,948,454	54,124,227	54,211,669	[1,3,4]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	10.628%		SOFR	525	10/31/2030	USD	7,396,907	7,287,060	7,297,725	[1,3,4,8]
American Renal Associates Holdings, Inc.	First Lien Term Loan	11.817%		SOFR	625	1/29/2027	USD	11,730,000	11,568,498	11,035,418	[1,3,4,8]
Arrow Management Acquisition	Delayed Draw	1.000%				10/14/2027	USD	20,000,000	(397,160)	(400,000)	[1,2,3,8]
AVE Holdings III Corp.	First Lien Term Loan	11.040%		SOFR	550	2/25/2028	USD	11,392	10,998	11,075	[1,3,4]
AWC-MH Acquisition LLC	First Lien Term Loan	18.453	% PIK	SOFR	1300	10/12/2025	USD	8,892,103	8,588,045	6,639,161	[1,3,4,7,9]
Bamboo US Bidco LLC	First Lien Term Loan	11.383%		SOFR	600	9/29/2030	USD	30,424,596	29,531,924	29,550,912	[1,3,4]
Bamboo US BidCo LLC	Delayed Draw	11.357%		SOFR	600	9/29/2030	USD	4,175,928	219,807	229,551	[1,3,4,7]
Bamboo US BidCo LLC	First Lien Term Loan	9.948%		EURIBOR	600	9/29/2030	EUR	8,961,104	9,189,816	9,608,936	[1,3,4,5]
Bamboo US BidCo LLC	Revolver	0.500%				9/29/2029	USD	943,890	(28,317)	(27,105)	[1,2,3,8]
Bausch Receivables Funding LP	Revolver	11.993%		SOFR	665	1/28/2028	USD	12,000,000	6,820,000	6,760,000	[1,3,4,7,8]
Biocare Medical LLC	Revolver	10.747%		SOFR	525	12/9/2027	USD	2,777,778	50,654	(4,774)	[1,3,4,7]
Biocare Medical LLC	First Lien Term Loan	10.772%		SOFR	525	12/9/2027	USD	21,833,333	21,615,000	21,359,141	[1,3,4]
Bond Pharmacy, Inc.	First Lien Term Loan	11.956%		SOFR	650	3/31/2026	USD	36,514,473	35,977,947	36,002,263	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Bridges Consumer Healthcare	First Lien Term Loan	11.638%		SOFR	619	1/20/2027	USD	$11,942,244	$11,822,822	$11,652,995	[1,3,4,8]
Bridges Consumer Healthcare	First Lien Term Loan	11.948%		SOFR	650	1/20/2027	USD	1,154,200	1,124,360	1,134,908	[1,3,4,8]
Cardiology Management Holdings, LLC	First Lien Term Loan	11.748%		LIBOR	625	1/31/2029	USD	1,822,162	1,777,700	1,780,829	[1,3,4,8]
Carevet LLC	Delayed Draw	12.470%		SOFR	700	9/1/2025	USD	21,865,149	20,480,606	20,584,799	[1,3,4]
Carevet LLC	First Lien Term Loan	17.470	% PIK	SOFR	1200	9/1/2025	USD	5,809,807	5,725,661	5,766,628	[1,3,4,7,9]
CNSI Holdings LLC	Revolver	11.845%		SOFR	650	12/17/2027	USD	1,735,776	922,854	950,251	[1,3,4,7]
CNSI Holdings LLC	First Lien Term Loan	11.848%		SOFR	650	12/17/2028	USD	18,172,903	17,614,851	17,823,679	[1,3,4]
Color Intermediate, LLC	First Lien Term Loan	10.948%		SOFR	550	10/4/2029	USD	40,795,000	40,078,311	41,235,586	[1,3,4]
Community Medical Acquisition Corp.	Delayed Draw	1.000%				12/15/2028	USD	3,832,795	—	(169,550)	[1,2,3]
Community Medical Acquisition Corp.	Revolver	10.481%		SOFR	475	12/15/2027	USD	3,683,963	1,741,900	1,599,668	[1,3,4,7]
Community Medical Acquisition Corp.	First Lien Term Loan	10.474%		SOFR	475	12/15/2028	USD	25,775,576	25,345,154	24,441,878	[1,3,4]
Confluent Health, LLC	First Lien Term Loan	12.856%		SOFR	750	11/30/2028	USD	17,057,285	15,955,470	15,951,613	[1,3,4]
Connect America.com, LLC	Revolver	12.498%		SOFR	700	6/30/2026	USD	679,061	665,184	656,295	[1,3,4,7]
Connect America.com, LLC	First Lien Term Loan	12.434%		SOFR	700	6/30/2026	USD	7,277,168	7,189,884	7,057,212	[1,3,4]
CORA Health Holdings Corp.	Delayed Draw	11.394%		ARR CSA	575	6/15/2027	USD	229,443	200,768	207,238	[1,3,4]
CORA Health Holdings Corp.	Revolver	11.394%		ARR CSA	575	6/15/2027	USD	769,231	499,817	425,555	[1,3,4,7]
CORA Health Holdings Corp.	First Lien Term Loan	11.394%		ARR CSA	575	6/15/2027	USD	13,706,840	13,571,655	12,380,310	[1,3,4]
CPC/Cirtec Holdings, Inc.	Revolver	11.598%		ARR CSA	625	10/31/2028	USD	1,033,592	641,975	654,558	[1,3,4,7]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	11.598%		ARR CSA	625	1/30/2029	USD	8,921,576	8,640,000	8,772,455	[1,3,4]
CPF Dental, LLC	First Lien Term Loan	14.934	% PIK	SOFR	925	8/30/2024	USD	5,333,753	5,311,371	5,279,731	[1,3,4,8,9]
CPF Dental, LLC	Delayed Draw	14.860	% PIK	SOFR	925	8/30/2024	USD	14,409,474	12,221,922	12,403,443	[1,3,4,7,8,9]
Crossroads Holding, LLC	First Lien Term Loan	10.720	% PIK	SOFR	525	12/23/2027	USD	13,884,354	13,781,191	10,727,288	[1,3,4,8,9]
D4C Dental Brands, Inc.	Delayed Draw	12.029%		SOFR	650	12/30/2026	USD	4,523,694	4,431,176	4,441,291	[1,3,4]
D4C Dental Brands, Inc.	Revolver	12.013%		SOFR	650	12/30/2026	USD	714,286	714,286	701,274	[1,3,4]
D4C Dental Brands, Inc.	First Lien Term Loan	11.998%		SOFR	650	12/30/2026	USD	6,425,446	6,348,369	6,308,401	[1,3,4]
DCA Investment Holdings LLC	Delayed Draw	11.753%		SOFR	641	4/3/2028	USD	3,905,277	3,849,974	3,903,432	[1,3,4,8]
DCA Investment Holding, LLC	First Lien Term Loan	11.753%		SOFR	641	4/3/2028	USD	15,658,182	15,520,800	15,650,786	[1,3,4,8]
Deca Dental Holdings, LLC	Delayed Draw	11.198%		SOFR	575	8/26/2028	USD	2,540,741	2,440,244	2,465,471	[1,3,4]
Deca Dental Holdings, LLC	Revolver	11.198%		SOFR	575	8/26/2028	USD	1,944,444	1,440,483	1,460,914	[1,3,4,7]
Deca Dental Holdings, LLC	First Lien Term Loan	11.198%		SOFR	575	8/26/2028	USD	24,137,037	23,227,846	23,421,977	[1,3,4]
Dermatopathology Laboratory Of Central States, LLC	Revolver	0.500%				6/1/2028	USD	1,612,903	(22,581)	(24,215)	[1,2,3]
Dermatopathology Laboratory Of Central States, LLC	First Lien Term Loan	11.195%		SOFR	575	6/1/2028	USD	17,121,976	16,909,077	16,864,917	[1,3,4]
Edifecs, Inc.	First Lien Term Loan	11.098%		SOFR	575	11/20/2028	USD	25,000,000	24,571,497	24,599,754	[1,3,4]
Emmes Blocker, Inc.	Delayed Draw	10.922%		SOFR	550	7/7/2028	USD	22,085,909	15,776,936	15,983,076	[1,3,4,7,8]
Emmes Blocker, Inc.	First Lien Term Loan	10.922%		SOFR	550	7/7/2028	USD	16,319,360	16,070,645	16,157,225	[1,3,4]
ENT MSO LLC	Delayed Draw	12.448%		SOFR	700	3/4/2025	USD	6,663,333	5,330,457	5,518,634	[1,3,4,7,8]
ERC Holdings, LLC	Revolver	11.164%		SOFR	550	11/10/2027	USD	8,078,042	6,193,165	5,593,284	[1,3,4,7]
ERC Holdings, LLC	First Lien Term Loan	11.860	% PIK	SOFR	625	11/10/2028	USD	15,528,698	15,358,305	14,375,527	[1,3,4,9]
Exactcare Parent, Inc.	Revolver	0.500%				11/3/2029	USD	1,032,787	(27,642)	(26,355)	[1,2,3]
Exactcare Parent, Inc.	First Lien Term Loan	11.892%		SOFR	650	11/3/2029	USD	9,467,213	9,211,627	9,225,622	[1,3,4]
FH MD Buyer, Inc.	First Lien Term Loan	10.470%		SOFR	511	7/22/2028	USD	14,737,500	14,590,125	14,157,833	[1,3,4]
Finthrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	12.204%		SOFR	675	1/6/2030	USD	20,000,000	19,700,000	12,065,000	[1,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Fortis Life Sciences, LLC	Delayed Draw	1.000%				9/17/2027	USD	$6,886,201	$—	$(252,935)	[1,2,3]
Fortis Life Sciences, LLC	Revolver	12.750%		PRIME	475	9/17/2027	USD	2,434,783	2,434,783	2,345,351	[1,3,4]
Fortis Life Sciences, LLC	First Lien Term Loan	10.948%		SOFR	550	9/17/2027	USD	18,442,075	18,202,303	17,764,685	[1,3,4]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	11.330%		CDOR	575	3/4/2027	CAD	36,758,217	28,142,541	27,290,173	[1,3,4,5]
Helium Acquirer Corporation	Revolver	12.457%		SOFR	700	1/5/2029	USD	1,656,810	537,587	576,787	[1,3,4,7]
Helium Acquirer Corporation	First Lien Term Loan	12.457%		SOFR	700	1/5/2029	USD	10,822,786	10,535,162	10,782,268	[1,3,4]
Helium Acquirer Corporation	Delayed Draw	12.343%		SOFR	700	1/5/2029	USD	6,627,240	5,101,388	5,127,347	[1,3,4,7]
Helium Acquirer Corporation	Delayed Draw	12.457%		SOFR	700	1/5/2029	USD	14,357,745	8,769,611	8,747,472	[1,3,4,7]
HemaSource, Inc.	Revolver	11.357%		SOFR	600	8/31/2029	USD	5,000,000	923,611	929,540	[1,3,4,7]
HemaSource, Inc.	First Lien Term Loan	11.399%		SOFR	600	8/31/2029	USD	22,375,000	21,777,109	21,780,002	[1,3,4]
Heniff Holdco, LLC	First Lien Term Loan	11.233%		SOFR	575	12/3/2026	USD	4,500,000	4,436,800	4,481,135	[1,3,4]
HPS Health Care	First Lien Term Loan	11.606%		SOFR	625	12/31/2029	USD	3,750,000	3,682,380	3,676,843	[1,3,4,8]
HPS Health Care	First Lien Term Loan	12.248	% PIK	SOFR	675	2/26/2026	USD	2,951,102	2,951,102	2,951,102	[1,3,4,8,9]
HPS Health Care	Delayed Draw	21.250%		PRIME	700	10/27/2025	USD	697,514	673,988	670,193	[1,3,4,8]
Imagefirst Holdings, LLC	Delayed Draw	1.000%				4/27/2028	USD	214,286	(7,500)	(2,509)	[1,2,3,8]
Imagefirst Holdings, LLC	First Lien Term Loan	10.717%		SOFR	500	4/27/2028	USD	1,068,750	1,034,992	1,056,234	[1,3,4,8]
Integrated Oncology Network, LLC	Revolver	11.527%		SOFR	600	6/24/2025	USD	218,658	216,630	218,658	[1,3,4]
Integrated Oncology Network, LLC	First Lien Term Loan	11.545%		SOFR	600	6/24/2025	USD	7,365,608	7,320,550	7,365,608	[1,3,4]
Integrated Oncology Network, LLC	Delayed Draw	11.545%		SOFR	600	6/24/2025	USD	1,855,554	716,351	741,160	[1,3,4,7]
IvyRehab Intermediate II, LLC	Delayed Draw	10.448%		SOFR	475	4/21/2029	USD	7,613,172	7,537,801	7,371,631	[1,3,4]
IvyRehab Intermediate II, LLC	Revolver	0.500%				4/21/2028	USD	3,837,719	(38,377)	(121,758)	[1,2,3]
IvyRehab Intermediate II, LLC	First Lien Term Loan	10.245%		SOFR	475	4/21/2029	USD	23,193,257	22,961,324	22,457,411	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	10.976%		SOFR	550	4/21/2029	USD	1,000,000	980,217	981,315	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	10.986%		SOFR	550	4/21/2029	USD	2,400,000	2,352,477	2,355,155	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	1.000%				4/21/2029	USD	46,600,000	(924,709)	(870,744)	[1,2,3]
Jon Bidco Limited	First Lien Term Loan	10.190%		BKBM	450	3/18/2027	NZD	6,300,000	3,864,080	3,890,078	[1,3,4,5]
KWOL Acquisition, Inc.	Revolver	11.606%		SOFR	525	12/12/2029	USD	1,300,060	1,267,753	1,268,353	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.500%				12/12/2029	USD	3,033,473	(75,164)	(73,981)	[1,2,3]
KWOL Acquisition, Inc.	First Lien Term Loan	11.606%		SOFR	525	12/12/2029	USD	31,916,467	31,123,340	31,138,078	[1,3,4]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.956%		SOFR	660	6/10/2027	USD	11,398,198	11,200,498	11,398,198	[1,3,4]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	11.983%		SOFR	660	6/10/2027	USD	2,856,250	2,829,522	2,856,250	[1,3,4]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.343%		EURIBOR	650	6/10/2027	EUR	6,000,000	6,258,936	6,623,979	[1,3,4,5]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.689%		SONIA	650	6/10/2027	GBP	7,500,000	8,762,635	9,560,229	[1,3,4,5]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.948%		SOFR	660	6/10/2027	USD	8,104,447	8,011,361	8,104,447	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	11.983%		SOFR	660	6/10/2027	USD	1,806,360	565,820	574,852	[1,3,4,7]
Limpio Bidco GMBH	First Lien Term Loan	10.245%		EURIBOR	625	10/31/2030	EUR	31,462,714	32,224,515	33,723,727	[1,3,4,5,8]
MB2 Dental Solutions, LLC	Delayed Draw	11.456%		SOFR	600	1/29/2027	USD	9,185,357	8,840,957	9,026,308	[1,3,4]
MB2 Dental Solutions, LLC	First Lien Term Loan	11.456%		SOFR	600	1/29/2027	USD	10,728,225	10,369,929	10,542,460	[1,3,4]
MedMark Services, Inc.	First Lien Term Loan	10.652%		SOFR	500	6/11/2027	USD	7,860,000	7,781,400	7,807,285	[1,3,4]
MedMark Services, Inc.	Delayed Draw	10.652%		SOFR	500	6/11/2027	USD	6,045,377	6,025,660	6,004,832	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
MN Acquisition, Inc.	Revolver	10.956%		SOFR	550	8/25/2028	USD	$2,500,000	$2,045,833	$1,910,182	[1,3,4,7]
MN Acquisition, Inc.	First Lien Term Loan	10.956%		SOFR	550	8/25/2028	USD	22,275,000	21,903,121	20,620,843	[1,3,4]
Myorthos Management, LLC	Delayed Draw	11.067%		SOFR	525	11/1/2027	USD	8,926,793	8,835,372	8,643,575	[1,3,4,8]
Myorthos Management, LLC	First Lien Term Loan	11.067%		SOFR	525	11/1/2027	USD	4,832,078	4,795,838	4,678,772	[1,3,4,8]
National Dentex Labs LLC	Delayed Draw	13.498	% PIK	SOFR	800	4/3/2026	USD	3,003,804	2,909,634	2,934,836	[1,3,4,7,9]
National Dentex Labs LLC	Revolver	12.520%		SOFR	700	4/3/2026	USD	919,540	827,586	813,359	[1,3,4,7]
National Dentex Labs LLC	First Lien Term Loan	13.498	% PIK	SOFR	800	4/3/2026	USD	7,031,595	6,950,193	6,922,837	[1,3,4,9]
National Dentex Labs LLC	Delayed Draw	13.498	% PIK	SOFR	800	4/3/2026	USD	534,120	519,915	521,856	[1,3,4,7,9]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	14.570%		SOFR	900	9/11/2026	USD	30,000,000	29,172,711	29,120,221	[1,3,4]
New Era Technology, Inc.	First Lien Term Loan	11.748%		SOFR	625	10/31/2026	USD	1,608,871	1,588,808	1,590,521	[1,3,4]
Next HoldCo, LLC	Delayed Draw	1.000%				11/9/2030	USD	19,637,558	(291,561)	(261,691)	[1,2,3]
Next HoldCo, LLC	Revolver	0.500%				11/9/2029	USD	7,212,915	(105,622)	(96,119)	[1,2,3]
Next HoldCo, LLC	First Lien Term Loan	11.357%		SOFR	600	11/9/2030	USD	76,586,476	75,452,909	75,565,883	[1,3,4]
Novotech (Australia) Pty Limited	Delayed Draw	11.059%		BBSY	568	1/14/2028	AUD	18,543,750	13,140,991	12,700,731	[1,3,4,5]
Novotech (Australia) Pty Limited	Delayed Draw	1.000%				1/14/2028	USD	3,125,000	(70,312)	15,960	[1,2,3]
Novotech (Australia) Pty Limited	First Lien Term Loan	11.059%		SOFR	568	1/14/2028	USD	16,437,500	16,169,739	16,521,447	[1,3,4]
OB Hospitalist Group	Revolver	10.957%		SOFR	550	9/27/2027	USD	1,717,557	664,122	635,414	[1,3,4,7]
OB Hospitalist Group	First Lien Term Loan	10.998%		SOFR	550	9/27/2027	USD	37,701,933	37,153,199	37,071,755	[1,3,4]
Office Ally	First Lien Term Loan	10.856%		SOFR	550	12/20/2028	USD	6,912,281	6,805,270	6,793,285	[1,3,4]
OIA Acquisition, LLC	Delayed Draw	10.817%		ARR CSA	525	10/19/2027	USD	1,818,640	1,342,563	1,315,591	[1,3,4,7]
OIA Acquisition, LLC	Revolver	0.500%				10/19/2027	USD	1,928,571	(19,286)	(46,711)	[1,2,3]
OIA Acquisition, LLC	First Lien Term Loan	10.817%		ARR CSA	525	10/19/2027	USD	11,032,071	10,921,751	10,764,867	[1,3,4]
OIS Management Services, LLC	Delayed Draw	11.198%		SOFR	575	11/16/2028	USD	4,737,221	4,689,961	4,681,745	[1,3,4]
OIS Management Services, LLC	Revolver	0.500%				11/16/2028	USD	1,423,077	—	(16,665)	[1,2,3]
OIS Management Services, LLC	First Lien Term Loan	11.198%		SOFR	575	11/16/2028	USD	12,271,667	12,148,950	12,127,957	[1,3,4]
OMH-Healthedge Holdings, Inc.	Revolver	0.500%				10/6/2029	USD	1,368,421	(34,211)	(31,885)	[1,2,3]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	11.348%		SOFR	600	10/6/2029	USD	12,631,579	12,324,218	12,337,256	[1,3,4]
Ons Mso, LLC	Revolver	11.693%		SOFR	625	7/8/2026	USD	5,527,184	1,240,938	1,244,989	[1,3,4,7,8]
Org USME Buyer, LLC	Revolver	11.290%		SOFR	575	11/24/2026	USD	936,232	672,945	632,671	[1,3,4,7]
Org USME Buyer, LLC	First Lien Term Loan	11.290%		SOFR	575	11/24/2026	USD	16,229,077	16,063,514	15,511,156	[1,3,4]
Orthodontic Partners, LLC	Delayed Draw	12.030%		SOFR	650	10/12/2027	USD	14,206,964	13,922,825	14,206,964	[1,3,4]
Orthodontic Partners, LLC	First Lien Term Loan	12.026%		SOFR	650	10/12/2027	USD	9,648,732	9,483,292	9,566,639	[1,3,4]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.206%		SOFR	575	12/4/2025	USD	4,679,840	4,667,046	4,613,327	[1,3,4]
Pediatric Home Respiratory Services, LLC	Delayed Draw	11.706%		SOFR	625	12/4/2025	USD	2,000,067	1,975,142	1,965,239	[1,3,4]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.638%		SOFR	625	12/4/2025	USD	4,905,953	4,817,490	4,820,525	[1,3,4]
PerkinElmer U.S., LLC	First Lien Term Loan	11.129%		SOFR	575	3/13/2029	USD	14,073,187	13,794,613	13,791,723	[1,3,4,8]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
PetVet Care Centers, LLC	Delayed Draw	1.000%				11/15/2030	USD	$5,119,784	$(101,486)	$(95,243)	[1,2,3]
PetVet Care Centers, LLC	Revolver	0.500%				11/15/2029	USD	5,119,784	(100,243)	(95,243)	[1,2,3]
PetVet Care Centers, LLC	First Lien Term Loan	11.362%		SOFR	600	11/15/2030	USD	39,251,682	38,475,856	38,521,488	[1,3,4]
Phynet Dermatology LLC	First Lien Term Loan	11.872%		SOFR	650	10/20/2029	USD	5,873,915	5,873,915	5,766,220	[1,3,4,8]
Phynet Dermatology LLC	Delayed Draw	1.000%				10/20/2029	USD	11,133,125	(205,304)	(92,600)	[1,2,3,8]
Phynet Dermatology LLC	Revolver	11.864%		SOFR	650	10/20/2029	USD	33,793	33,125	33,174	[1,3,4,8]
Phynet Dermatology LLC	Revolver	11.817%		SOFR	650	10/20/2029	USD	22,954	22,498	22,533	[1,3,4]
Phynet Dermatology LLC	Revolver	0.500%				10/20/2029	USD	708,381	(13,837)	(12,988)	[1,2,3]
Phynet Dermatology LLC	First Lien Term Loan	11.988%		SOFR	650	10/20/2029	USD	11,102,005	10,883,588	10,898,455	[1,3,4,8]
Pinnacle Dermatology Management, LLC	Delayed Draw	11.238%		SOFR	575	12/8/2028	USD	2,533,330	1,306,872	1,186,938	[1,3,4,7]
Pinnacle Dermatology Management, LLC	Revolver	9.486	% PIK	SOFR	400	12/8/2026	USD	1,082,474	991,624	992,478	[1,3,4,7,9]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	11.230%		SOFR	575	12/8/2028	USD	11,206,005	11,072,725	10,598,139	[1,3,4]
Pinnacle Treatment Centers, Inc.	Delayed Draw	11.948%		SOFR	650	1/2/2026	USD	921,435	900,714	920,512	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	11.856%		SOFR	650	1/2/2026	USD	789,576	661,709	670,348	[1,3,4,7]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	11.948%		SOFR	650	1/2/2026	USD	14,393,066	14,135,137	14,378,642	[1,3,4]
PPV Intermediate Holdings LLC	Revolver	0.500%				8/31/2029	USD	2,538,076	—	25,381	[1,2,3]
PPV Intermediate Holdings LLC	First Lien Term Loan	11.172%		SOFR	575	8/31/2029	USD	40,504,692	39,789,933	40,869,321	[1,3,4,8]
PPV Intermediate Holdings LLC	Delayed Draw	13.250%				8/31/2030	USD	2,039,836	1,932,833	1,871,374	[1,3,7]
PPV Intermediate Holdings LLC	First Lien Term Loan	11.138%		SOFR	575	8/31/2029	USD	10,500,000	10,537,588	10,605,000	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	1.000%				8/31/2029	USD	61,985,174	(309,926)	(216,480)	[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	1.000%				8/31/2030	USD	1,121,528	(5,608)	(10,328)	[1,2,3]
PPV Intermediate Holdings LLC	First Lien Term Loan	14.250	% PIK	SOFR	575	8/31/2030	USD	15,237,500	14,560,917	14,554,689	[1,3,4,7,9]
PracticeTek Purchaser LLC	Delayed Draw	1.000%				8/30/2029	USD	2,076,461	(25,956)	(23,282)	[1,2,3,8]
PracticeTek Purchaser LLC	Revolver	11.356%		SOFR	600	8/30/2029	USD	1,000	475	476	[1,3,4,7,8]
PracticeTek Purchaser LLC	First Lien Term Loan	11.356%		SOFR	600	8/30/2029	USD	6,921,539	6,755,177	6,757,299	[1,3,4,8]
PracticeTek Purchaser LLC	First Lien Term Loan	14.000	% PIK			8/30/2029	USD	1,000	971	971	[1,3,9]
Premier Imaging, LLC	First Lien Term Loan	11.610%		SOFR	600	1/2/2025	USD	22,897,167	22,798,270	22,629,025	[1,3,4]
Premier Imaging, LLC	Delayed Draw	11.610%		SOFR	600	1/2/2025	USD	4,121,880	4,121,871	4,073,610	[1,3,4]
Premise Health Holding Corp.	First Lien Term Loan	10.248%		SOFR	475	7/10/2025	USD	14,812,500	14,665,146	14,793,208	[1,3,4]
Prolacta Bioscience	First Lien Term Loan	11.125%		SOFR	575	12/21/2029	USD	8,541,667	8,416,306	8,415,871	[1,3,4,8]
PTSH Intermediate Holdings, LLC	First Lien Term Loan	11.740%		SOFR	625	12/17/2027	USD	5,208,333	4,959,877	4,951,975	[1,3,4]
Q-Centrix LLC	First Lien Term Loan	10.022%		SOFR	450	5/30/2025	USD	4,847,328	4,816,268	4,790,562	[1,3,4]
Q-Centrix LLC	First Lien Term Loan	10.522%		SOFR	500	5/30/2025	USD	826,972	725,375	823,495	[1,3,4]
Raven Buyer, Inc.	Revolver	11.572%		SOFR	600	2/1/2027	USD	2,045,455	1,022,727	983,420	[1,3,4,7]
Raven Buyer, Inc.	First Lien Term Loan	11.572%		SOFR	600	2/1/2027	USD	12,825,000	12,704,024	12,578,546	[1,3,4]
Redwood MSO, LLC	First Lien Term Loan	11.720%		SOFR	625	7/3/2025	USD	18,507,991	18,410,585	18,383,227	[1,3,4,8]
Resonetics, LLC	First Lien Term Loan	11.330%		SOFR	600	4/28/2028	USD	2,886,963	2,758,119	2,752,375	[1,3,4]
Smile Doctors, LLC	Revolver	0.500%				12/23/2027	USD	2,208,481	—	(42,440)	[1,2,3]
Smile Doctors, LLC	First Lien Term Loan	11.296%		SOFR	590	12/23/2028	USD	22,522,616	22,283,914	22,202,508	[1,3,4]
Smile Doctors, LLC	Delayed Draw	1.000%				12/23/2028	USD	5,000,000	(75,000)	(71,064)	[1,2,3,8]
Space Intermediate III, Inc.	First Lien Term Loan	11.118%		SOFR	575	11/8/2029	USD	100,000,000	99,016,486	99,147,403	[1,3,4]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.307%		SONIA	600	11/16/2027	GBP	1,797,628	2,397,890	2,272,624	[1,3,4,5]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Star Dental Partners	Delayed Draw	11.220%	SOFR	575	12/22/2028	USD	$124,740	$121,643	$121,622	[1,3,4]
Star Dental Partners	Delayed Draw	1.000%			12/22/2028	USD	1,859,760	(46,249)	(46,494)	[1,2,3]
Star Dental Partners	Revolver	0.500%			12/22/2028	USD	260,500	(6,478)	(6,512)	[1,2,3]
Star Dental Partners	First Lien Term Loan	11.121%	SOFR	575	12/22/2028	USD	1,668,700	1,627,145	1,626,983	[1,3,4]
TerSera Therapeutics, LLC	Revolver	0.500%			4/4/2029	USD	531,828	(15,955)	(13,381)	[1,2,3]
TerSera Therapeutics, LLC	First Lien Term Loan	12.098%	SOFR	675	4/4/2029	USD	6,468,172	6,290,537	6,305,434	[1,3,4]
The Smilist Management, Inc.	Revolver	11.956%	SOFR	650	12/22/2025	USD	356,075	353,699	346,738	[1,3,4,8]
The Smilist Management, Inc.	First Lien Term Loan	11.956%	SOFR	650	12/22/2025	USD	6,685,040	6,615,330	6,509,742	[1,3,4,8]
The Smilist Management, Inc.	Delayed Draw	11.956%	SOFR	650	12/22/2025	USD	5,488,984	5,396,495	5,345,050	[1,3,4,8]
TheKey, LLC	Delayed Draw	10.483%	SOFR	500	3/30/2027	USD	20,965,886	1,274,100	727,057	[1,3,4,7,8]
Tivity Health, Inc.	First Lien Term Loan	11.348%	SOFR	600	6/28/2029	USD	34,650,000	34,130,250	33,745,327	[1,3,4]
TPC Holdco, LLC	Second Lien Term Loan	12.965%	SOFR	800	3/29/2028	USD	5,000,000	4,940,853	4,811,169	[1,3,4]
Troy Gastroenterology, P.C.	Delayed Draw	11.545%	SOFR	615	11/25/2025	USD	2,741,434	2,736,040	2,702,471	[1,3,4]
Troy Gastroenterology, P.C.	Revolver	11.545%	SOFR	615	11/25/2025	USD	591,133	388,177	385,687	[1,3,4,7]
Troy Gastroenterology, P.C.	First Lien Term Loan	11.545%	SOFR	615	11/25/2025	USD	4,370,690	4,332,626	4,308,570	[1,3,4]
TurningPoint Healthcare Solutions, LLC	Revolver	0.500%			7/14/2027	USD	1,816,524	(18,165)	(30,363)	[1,2,3,8]
United Digestive MSO Parent, LLC	Delayed Draw	1.000%			3/30/2029	USD	8,233,571	(123,504)	(34,620)	[1,2,3]
United Digestive MSO Parent, LLC	Revolver	0.500%			3/30/2029	USD	4,116,786	(123,504)	(79,111)	[1,2,3]
United Digestive MSO Parent, LLC	First Lien Term Loan	12.248%	SOFR	675	3/30/2029	USD	31,132,129	30,277,202	30,533,871	[1,3,4]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	0.500%			7/15/2028	USD	1,724,138	(17,241)	(24,505)	[1,2,3]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	11.153%	SOFR	575	7/15/2028	USD	8,275,862	8,193,517	8,158,239	[1,3,4]
UroGPO, LLC	First Lien Term Loan	11.248%	SOFR	585	12/15/2026	USD	7,000,000	7,000,000	6,963,561	[1,3,4]
Urology Management Holdings, Inc.	Delayed Draw	11.724%	SOFR	629	6/15/2026	USD	14,679,011	14,505,849	14,176,568	[1,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	11.724%	SOFR	629	6/15/2026	USD	5,011,043	4,963,250	4,839,521	[1,3,4]
Urology Management Holdings, Inc.	Revolver	0.500%			6/15/2026	USD	1,190,476	(17,857)	(40,748)	[1,2,3,8]
Urology Management Holdings, Inc.	Delayed Draw	11.795%	SOFR	625	6/15/2026	USD	3,266,667	1,796,667	1,799,199	[1,3,4,7]
Urology Management Holdings, Inc.	First Lien Term Loan	11.934%	SOFR	650	6/15/2026	USD	6,484,333	6,332,475	6,294,831	[1,3,4]
USHV Management, LLC	Delayed Draw	11.980%	SOFR	650	12/23/2027	USD	3,888,545	1,608,188	1,669,386	[1,3,4,7]
USHV Management, LLC	First Lien Term Loan	11.956%	SOFR	650	12/23/2027	USD	7,744,865	7,539,400	7,634,789	[1,3,4]
Vardiman Black Holdings, LLC	Delayed Draw	14.443%	SOFR	900	3/18/2027	USD	36,775,808	36,212,209	31,089,354	[1,3,4]
Vardiman Black Holdings, LLC	First Lien Term Loan	14.443%	SOFR	900	3/18/2027	USD	10,073,864	9,968,088	8,516,194	[1,3,4]
Varsity Rejuvenate	Delayed Draw	1.000%			12/29/2025	USD	1,280,000	(31,871)	(32,000)	[1,2,3]
Varsity Rejuvenate	Revolver	0.500%			9/1/2028	USD	58,200	(1,453)	(1,455)	[1,2,3]
Varsity Rejuvenate	First Lien Term Loan	11.498%	SOFR	600	9/1/2028	USD	596,400	581,516	581,490	[1,3,4]
Vermont Aus Pty Ltd.	First Lien Term Loan	10.158%	BBSY	575	3/23/2028	AUD	10,726,779	7,793,281	7,093,776	[1,3,4,5]
Vermont Aus Pty Ltd.	First Lien Term Loan	10.998%	SOFR	565	3/23/2028	USD	7,876,306	7,723,429	7,646,391	[1,3,4]
VetEvolve Holdings, LLC	Delayed Draw	1.000%			10/12/2028	USD	23,030,303	(575,758)	(546,513)	[1,2,3,8]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
VetEvolve Holdings, LLC	First Lien Term Loan	11.198%		SOFR	575	10/12/2028	USD	$16,969,697	$16,559,019	$16,567,003	[1,3,4,8]
Vital Care Buyer, LLC	Revolver	0.500%				10/19/2025	USD	1,777,778	—	(22,064)	[1,2,3]
Vital Care Buyer, LLC	First Lien Term Loan	10.860%		SOFR	525	10/19/2025	USD	4,821,738	4,821,738	4,761,894	[1,3,4]
VPP Intermediate Holdings, LLC	Delayed Draw	12.105%		SOFR	675	12/1/2027	USD	4,480,350	975,389	990,271	[1,3,4,7,8]
WCAS Orthopedics MSO, LLC	First Lien Term Loan	11.629%		SOFR	625	12/31/2029	USD	25,500,000	24,992,954	25,002,534	[1,3,4]
WCI-BXC Purchaser, LLC	Revolver	0.500%				11/6/2029	USD	89,381	(2,179)	(2,075)	[1,2,3,8]
WCI-BXC Purchaser, LLC	First Lien Term Loan	11.643%		SOFR	625	11/6/2030	USD	2,047,721	1,997,227	2,000,174	[1,3,4,8]
Web P.T., Inc.	Revolver	11.895%		LIBOR	675	1/18/2028	USD	1,312,500	384,375	369,005	[1,3,4,7]
Web P.T., Inc.	First Lien Term Loan	12.272%		SOFR	675	1/18/2028	USD	9,000,000	8,901,000	8,894,604	[1,3,4]
Xeris Pharmaceuticals, Inc.	Delayed Draw	14.592%		SOFR	900	3/8/2027	USD	8,333,333	8,166,667	8,273,274	[1,3,4,8]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	14.592%		SOFR	900	3/8/2027	USD	16,666,667	16,476,736	16,546,548	[1,3,4,8]
Xifin, Inc.	Revolver	11.281%		SOFR	575	2/6/2026	USD	2,141,658	2,098,825	2,052,277	[1,3,4,8]
Zavation Medical Products, LLC	Revolver	11.948%		SOFR	650	6/30/2027	USD	2,027,027	729,730	670,490	[1,3,4,7]
Zavation Medical Products, LLC	First Lien Term Loan	11.448%		SOFR	600	6/30/2027	USD	12,681,081	12,554,270	12,310,480	[1,3,4]
									2,397,699,387	2,367,146,287
Industrials — 17.1%
3SI Holdco, Inc.	First Lien Term Loan	11.525%		SOFR	600	12/16/2026	USD	4,246,042	4,191,482	4,164,447	[1,3,4]
Accurus Aerospace Corporation	First Lien Term Loan	11.267%		SOFR	575	4/5/2028	USD	9,875,000	9,760,118	9,319,568	[1,3,4]
ACS Celsius Merger	Delayed Draw	1.000%				11/7/2029	USD	1,424,769	(35,186)	(33,112)	[1,2,3,8]
ACS Celsius Merger	Revolver	0.500%				11/7/2029	USD	393,364	(9,595)	(9,142)	[1,2,3,8]
ACS Celsius Merger	First Lien Term Loan	11.630%				11/7/2029	USD	4,037,070	3,937,834	3,943,248	[1,3,8]
Aero Operating LLC	Incremental Term Loan	14.480%		SOFR	900	2/7/2026	USD	14,716,406	14,599,272	13,439,454	[1,3,4]
AG-Twin Brook Aerospace	First Lien Term Loan	10.860%		SOFR	525	1/6/2025	USD	6,925,000	6,900,263	6,861,230	[1,3,4,8]
AI Fire Buyer, Inc.	Delayed Draw	1.000%				3/22/2027	USD	2,298,415	(50,352)	(48,559)	[1,2,3,8]
AI Fire Buyer, Inc.	First Lien Term Loan	11.290%		SOFR	575	3/22/2027	USD	1,149,208	1,124,591	1,124,929	[1,3,4,8]
Air Comm Corporation, LLC	Revolver	0.500%				7/1/2027	USD	2,439,024	—	(132,304)	[1,2,3]
Air Comm Corporation, LLC	First Lien Term Loan	10.448%		SOFR	500	7/1/2027	USD	13,146,341	12,998,403	12,433,222	[1,3,4]
Air Comm Corporation, LLC	Delayed Draw	10.448%		SOFR	500	7/1/2027	USD	22,570,066	22,220,314	21,345,760	[1,3,4]
Air Comm Corporation, LLC	Revolver	10.448%		SOFR	500	7/1/2027	USD	1,184,211	44,864	(16,977)	[1,3,4,7]
Air Comm Corporation, LLC	Delayed Draw	11.727%		SOFR	625	7/1/2027	USD	1,695,526	1,644,660	1,651,442	[1,3,4]
Air Comm Corporation, LLC	Delayed Draw	10.348%		SOFR	500	7/1/2027	USD	11,000,000	10,716,142	10,714,000	[1,3,4]
American Academy Holdings, LLC	First Lien Term Loan	16.470	% PIK	SOFR	1100	1/1/2025	USD	2,378,029	2,296,257	2,287,127	[1,3,4,9]
Any Hour, LLC	Revolver	0.500%				7/21/2027	USD	2,000,000	—	(43,437)	[1,2,3]
Any Hour, LLC	First Lien Term Loan	11.608%		SOFR	613	7/21/2027	USD	11,106,667	10,995,600	10,865,444	[1,3,4]
Any Hour, LLC	Delayed Draw	11.608%		SOFR	613	7/21/2027	USD	23,040,683	22,810,381	22,540,269	[1,3,4]
Any Hour, LLC	Delayed Draw	11.969%		SOFR	650	7/21/2027	USD	1,200,000	684,000	693,938	[1,3,4,7]
Any Hour, LLC	First Lien Term Loan	11.983%		SOFR	650	7/21/2027	USD	9,552,000	9,295,472	9,344,543	[1,3,4]
Apex Service Partners, LLC	Delayed Draw	12.377	% PIK	SOFR	500	10/24/2030	USD	12,014,086	2,547,286	2,660,802	[1,3,4,7,9]
Apex Service Partners, LLC	Delayed Draw	1.000%				4/23/2031	USD	6,683,333	(82,167)	(54,752)	[1,2,3]
Apex Service Partners, LLC	First Lien Term Loan	14.250%				4/23/2031	USD	13,366,667	13,103,244	13,257,164	[1,3]
Apex Service Partners, LLC	Delayed Draw	12.393	% PIK	SOFR	500	10/24/2030	USD	63,881	63,881	63,176	[1,3,4,9]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Apex Service Partners, LLC	Revolver	10.866%		SOFR	500	10/24/2029	USD	$215,882	$211,942	$214,041	[1,3,4,8]
Apex Service Partners, LLC	Revolver	14.000%				10/24/2029	USD	3,979,040	218,847	300,800	[1,3,7,8]
Apex Service Partners, LLC	First Lien Term Loan	12.398	% PIK	SOFR	500	10/24/2030	USD	48,083,839	46,891,975	47,585,237	[1,3,4,8,9]
Apex Service Partners, LLC	Delayed Draw	10.371%		SOFR	500	10/24/2030	USD	135,262	132,723	133,770	[1,3,4,8]
Apex Service Partners, LLC	Delayed Draw	10.393%		SOFR	500	10/24/2030	USD	85,437	83,330	84,495	[1,3,4]
Apex Service Partners, LLC	Delayed Draw	10.369%		SOFR	500	10/24/2030	USD	233,872	229,326	231,292	[1,3,4]
Apex Service Partners, LLC	Delayed Draw	10.372%		SOFR	500	10/24/2030	USD	80,956	79,380	80,063	[1,3,4]
Apex Service Partners, LLC	Delayed Draw	12.385	% PIK	SOFR	500	10/24/2030	USD	1,079,408	1,058,389	1,067,503	[1,3,4,9]
Apex Service Partners, LLC	Delayed Draw	1.000%				10/24/2030	USD	6,339,782	(123,926)	(69,926)	[1,2,3]
Apex Service Partners, LLC	Revolver	0.500%				10/24/2029	USD	2,482,639	(45,092)	(21,167)	[1,2,3]
Apex Service Partners, LLC	First Lien Term Loan	10.369%		SOFR	500	10/24/2030	USD	33,846,956	33,226,267	33,558,378	[1,3,4,8]
Aptean, Inc.	First Lien Term Loan	9.706%		SOFR	425	4/23/2026	USD	3,777,051	3,715,323	3,777,051	[1,3,4]
AQ Carver Buyer, Inc.	First Lien Term Loan	11.033%		SOFR	560	8/2/2029	USD	30,000,000	29,421,726	30,206,250	[1,4]
Archer Acquisition, LLC	Delayed Draw	1.000%				10/6/2029	USD	4,335,758	(32,518)	(26,643)	[1,2,3]
Archer Acquisition, LLC	Revolver	0.500%				10/6/2029	USD	261,174	(3,918)	(3,566)	[1,2,3]
Archer Acquisition, LLC	First Lien Term Loan	11.698%		SOFR	625	10/6/2029	USD	12,903,068	12,714,404	12,726,873	[1,3,4]
Ardurra Group LLC	Delayed Draw	11.981%		SOFR	650	2/1/2030	USD	4,525,862	1,673,991	1,642,586	[1,3,4,7]
Ardurra Group LLC	Revolver	0.500%				2/1/2029	USD	1,810,345	(54,310)	(50,328)	[1,2,3]
Armada Parent, Inc.	Delayed Draw	11.272%		SOFR	575	10/29/2027	USD	1,990,000	960,300	959,526	[1,3,4,7,8]
Armada Parent, Inc.	Revolver	11.114%		LIBOR	575	10/29/2027	USD	2,400,000	16,565	(20,086)	[1,3,4,7,8]
Armada Parent, Inc.	First Lien Term Loan	11.272%		SOFR	575	10/29/2027	USD	19,650,000	19,366,578	19,349,088	[1,3,4,8]
Arrowhead Holdco Company	First Lien Term Loan	10.048%		SOFR	450	8/31/2028	USD	4,899,749	4,850,752	4,180,375	[1,3,4,8]
Arrowhead Holdco Company	First Lien Term Loan	8.925%		EURIBOR	500	8/31/2028	EUR	14,887,500	14,596,424	14,063,796	[1,3,4,5]
ATI Restoration, LLC	Delayed Draw	10.530%		SOFR	500	7/31/2026	USD	8,372,094	396,600	403,352	[1,3,4,7,8]
ATI Restoration, LLC	Revolver	10.519%		SOFR	500	7/31/2026	USD	627,906	254,124	254,013	[1,3,4,7,8]
Auxey Bidco Limited	First Lien Term Loan	11.420%		SOFR	600	6/29/2027	USD	30,000,000	29,158,794	29,127,540	[1,3,4]
AWP Group Holdings, Inc.	Revolver	10.948%		SOFR	550	12/22/2026	USD	3,533,746	1,374,441	1,360,492	[1,3,4,7]
AWP Group Holdings, Inc.	First Lien Term Loan	10.948%		SOFR	550	12/22/2027	USD	22,962,306	22,536,802	22,503,060	[1,3,4]
AWP Group Holdings, Inc.	Delayed Draw	10.948%		SOFR	550	12/22/2027	USD	9,423,142	488,677	395,897	[1,3,4]
AWP Group Holdings, Inc.	Delayed Draw	1.000%				12/22/2027	USD	2,941,176	(58,354)	(58,824)	[1,2,3]
AWP Group Holdings, Inc.	Revolver	10.948%		SOFR	550	12/22/2026	USD	317,647	311,352	311,294	[1,3,4]
AWP Group Holdings, Inc.	Revolver	0.500%				12/22/2026	USD	858,824	(16,992)	(17,176)	[1,2,3]
AWT Merger Sub, Inc.	Delayed Draw	11.760%		SOFR	625	12/17/2026	USD	4,851,336	4,802,893	4,794,523	[1,3,4]
AWT Merger Sub, Inc.	Revolver	11.007%		SOFR	600	12/17/2026	USD	1,071,429	139,918	130,310	[1,3,4,7]
AWT Merger Sub, Inc.	First Lien Term Loan	11.760%		SOFR	625	12/17/2026	USD	6,251,786	6,189,268	6,178,573	[1,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	12.260%		SOFR	675	12/17/2026	USD	712,532	693,967	704,188	[1,3,4]
BDO USA, P.C.	First Lien Term Loan	11.356%		SOFR	600	8/31/2028	USD	8,527,564	8,365,365	8,357,013	[1,3,4]
Beacon Mobility Corp.	First Lien Term Loan	11.744%		SOFR	625	12/31/2025	USD	2,056,604	2,036,953	1,932,694	[1,3,4]
Beacon Mobility Corp.	Delayed Draw	11.762%		SOFR	625	12/31/2025	USD	20,643,736	20,103,950	19,399,961	[1,3,4]
Beacon Mobility Corp.	Revolver	13.750%		PRIME	525	12/31/2025	USD	1,000,000	357,073	300,573	[1,3,4,7]
BlueHalo Global Holdings, LLC	Revolver	12.035%		SOFR	650	10/31/2025	USD	1,285,714	752,269	727,819	[1,3,4,7]
BlueHalo Global Holdings, LLC	First Lien Term Loan	11.998%		SOFR	650	10/31/2025	USD	17,803,704	17,705,285	17,465,139	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
BP Purchaser, LLC	First Lien Term Loan	11.141%		SOFR	550	12/10/2028	USD	$12,879,810	$12,676,535	$12,716,280	[1,3,4]
BradyIFS Holdings, LLC	Delayed Draw	11.369%		SOFR	600	10/31/2029	USD	143,566	140,718	142,159	[1,3,4,8]
BradyIFS Holdings, LLC	Delayed Draw	11.372%		SOFR	600	10/31/2029	USD	59,819	58,645	59,233	[1,3,4]
BradyIFS Holdings, LLC	Delayed Draw	1.000%				10/31/2029	USD	1,700,205	(33,644)	(16,662)	[1,2,3]
BradyIFS Holdings, LLC	Revolver	0.500%				10/31/2029	USD	1,732,692	(33,918)	(32,057)	[1,2,3,8]
BradyIFS Holdings, LLC	First Lien Term Loan	11.383%		SOFR	600	10/31/2029	USD	7,532,436	7,384,682	7,430,791	[1,3,4,8]
BradyIFS Holdings, LLC	Delayed Draw	11.378%		SOFR	600	10/31/2029	USD	348,910	342,016	345,491	[1,3,4,8]
BradyIFS Holdings, LLC	First Lien Term Loan	11.378%		SOFR	600	10/31/2029	USD	12,922,003	12,666,673	12,747,630	[1,3,4,8]
British Engineering Services Holdco Limited	Revolver	12.242%		SONIA	728	12/2/2027	GBP	950,968	1,268,204	1,188,902	[1,3,4,5]
British Engineering Services Holdco Limited	First Lien Term Loan	12.242%		SONIA	728	12/2/2027	GBP	396,237	528,418	495,376	[1,3,4,5]
Cadence Engines Systems Acquisition, Inc.	Revolver	12.180%		SOFR	675	5/3/2028	USD	250,000	66,667	60,475	[1,3,4,7]
Cadence Engines Systems Acquisition, Inc.	First Lien Term Loan	12.242%		SOFR	685	5/3/2029	USD	2,076,463	2,018,779	2,025,039	[1,3,4]
Caldwell & Gregory LLC	Delayed Draw	11.110%		SOFR	550	1/5/2025	USD	14,836,250	14,613,749	14,827,321	[1,3,4]
Caldwell & Gregory LLC	First Lien Term Loan	11.110%		SOFR	550	1/5/2025	USD	14,730,119	14,727,023	14,721,254	[1,3,4]
Castle Management Borrower LLC	Revolver	0.500%				11/3/2029	USD	2,046,030	(39,944)	(40,921)	[1,2,3]
Castle Management Borrower LLC	First Lien Term Loan	10.841%		SOFR	550	11/3/2029	USD	16,368,220	16,044,680	16,040,856	[1,3,4]
CC WDW Borrower, Inc.	Delayed Draw	1.000%				1/27/2028	USD	1,631,196	(19,472)	(136,752)	[1,2,3]
CC WDW Borrower, Inc.	First Lien Term Loan	12.283%		SOFR	675	1/27/2028	USD	3,229,767	3,142,784	2,958,998	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	11.253%		SOFR	575	2/14/2028	USD	21,350,168	20,951,590	20,897,153	[1,3,4]
Charter Industries	Revolver	0.500%				11/30/2026	USD	539,250	(4,705)	(4,718)	[1,2,3]
Charter Industries	First Lien Term Loan	10.956%		SOFR	550	11/30/2026	USD	4,264,313	4,227,103	4,227,000	[1,3,4]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	11.317%		SOFR	575	10/1/2027	USD	6,083,824	5,886,620	5,966,912	[1,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	11.317%		SOFR	575	10/1/2027	USD	42,289,717	41,428,206	41,477,047	[1,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	11.784%		SOFR	625	10/1/2027	USD	2,385,697	1,766,243	1,810,238	[1,3,4,7]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	11.817%		SOFR	625	10/1/2027	USD	8,074,566	7,887,248	7,939,602	[1,3,4]
Climate Pros, LLC	Delayed Draw	1.000%				1/24/2026	USD	45,166,667	(762,184)	(303,997)	[1,2,3]
Climate Pros, LLC	Delayed Draw	11.456%		SOFR	600	1/24/2026	USD	4,833,333	4,753,091	4,800,802	[1,3,4]
CMG Holdings Company, LLC	Delayed Draw	1.000%				5/19/2028	USD	6,885,650	(169,741)	(162,570)	[1,2,3,8]
Cobham Holdings, Inc.	Revolver	0.500%				1/9/2028	USD	2,343,750	(70,313)	(40,967)	[1,2,3]
Cobham Holdings, Inc.	First Lien Term Loan	12.098%		SOFR	675	1/9/2030	USD	22,542,969	21,927,184	22,148,933	[1,3,4]
Comar Holding Company, LLC	First Lien Term Loan	12.128	% PIK	SOFR	675	9/17/2026	USD	4,859,419	4,851,902	4,462,081	[1,3,4,9]
Comar Holding Company, LLC	Delayed Draw	12.128	% PIK	SOFR	675	9/17/2026	USD	764,344	756,701	703,758	[1,3,4,9]
Continental Acquisition Holdings, Inc.	Delayed Draw	12.498	% PIK	SOFR	700	1/20/2027	USD	2,632,047	2,579,397	2,332,540	[1,3,4,9]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	12.498	% PIK	SOFR	700	1/20/2027	USD	7,138,393	7,051,322	6,326,099	[1,3,4,9]
Coretrust Purchasing Group LLC	Delayed Draw	1.000%				9/30/2029	USD	4,511,278	(76,128)	(81,759)	[1,2,3]
Coretrust Purchasing Group LLC	Revolver	0.500%				9/30/2029	USD	4,511,278	(211,466)	(330,355)	[1,2,3]
Coretrust Purchasing Group LLC	First Lien Term Loan	12.098%		SOFR	675	9/30/2029	USD	30,745,113	30,015,360	30,187,909	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Cube Industrials Buyer, Inc.	Revolver	0.500%			10/18/2029	USD	$931,034	$(23,276)	$(22,018)	[1,2,3,8]
Cube Industrials Buyer, Inc.	First Lien Term Loan	11.395%	SOFR	600	10/18/2030	USD	8,068,966	7,870,967	7,878,147	[1,3,4,8]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.748%	SOFR	425	3/25/2028	USD	21,505,000	21,392,606	21,337,097	[1,3,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	10.123%	SOFR	463	3/25/2028	USD	2,566,976	2,495,559	2,487,076	[1,3,4]
DMT Solutions Global Corporation	First Lien Term Loan	13.483%	SOFR	800	8/30/2027	USD	31,515,294	30,631,534	30,609,692	[1,3,4]
DTI Holdco, Inc.	Revolver	12.250%	PRIME	475	4/26/2027	USD	881,972	98,781	98,781	[1,3,4,7,8]
Easy Ice, LLC	First Lien Term Loan	11.777%	SOFR	625	12/31/2025	USD	11,004,404	10,938,845	11,004,404	[1,3,4]
Easy Ice, LLC	Delayed Draw	11.786%	SOFR	625	12/31/2025	USD	7,204,582	5,396,209	5,479,334	[1,3,4,7]
Echo Global Logistics, Inc.	Second Lien Term Loan	12.483%	SOFR	710	11/23/2029	USD	8,000,000	7,888,000	7,676,236	[1,3,4]
EShipping LLC	First Lien Term Loan	10.470%	SOFR	500	11/5/2027	USD	3,490,773	3,439,940	3,490,773	[1,3,4]
Explorer Investor, Inc.	Delayed Draw	11.356%	SOFR	600	6/28/2029	USD	4,181,651	4,181,651	3,974,907	[1,3,4]
Explorer Investor, Inc.	First Lien Term Loan	11.356%	SOFR	600	6/28/2029	USD	25,506,129	24,258,958	24,245,084	[1,3,4]
Faraday Buyer, LLC	Delayed Draw	1.000%			10/11/2028	USD	1,699,104	(33,566)	(31,503)	[1,2,3,8]
Faraday Buyer, LLC	First Lien Term Loan	11.369%	SOFR	600	10/11/2028	USD	2,622,297	2,570,812	2,573,677	[1,3,4,8]
FCG Acquisitions, Inc.	First Lien Term Loan	10.106%	SOFR	475	5/31/2028	USD	859,523	837,925	859,252	[1,3,4,8]
Flint OpCo, LLC	Delayed Draw	10.626%	SOFR	525	8/15/2030	USD	3,490,348	863,607	876,739	[1,3,4,7,8]
Flint OpCo, LLC	Revolver	0.500%			8/15/2029	USD	1,027,252	(25,681)	(24,058)	[1,2,3,8]
Flint OpCo, LLC	First Lien Term Loan	10.598%	SOFR	525	8/15/2030	USD	8,289,580	8,089,052	8,095,437	[1,3,4,8]
Florida Marine, LLC.	First Lien Term Loan	13.470%	SOFR	800	3/17/2028	USD	11,941,466	11,631,934	11,807,598	[1,3,4]
Flow Control Solutions, Inc.	Revolver	11.414%	SOFR	600	3/31/2028	USD	420,949	150,138	155,731	[1,3,4,7,8]
Flow Control Solutions, Inc.	First Lien Term Loan	11.372%	SOFR	600	3/31/2028	USD	1,259,689	1,225,002	1,238,634	[1,3,4,8]
FLS Holding, Inc.	Delayed Draw	10.775%	SOFR	525	12/17/2028	USD	4,962,500	4,863,250	4,906,869	[1,3,4]
FLS Holding, Inc.	Revolver	0.500%			12/17/2027	USD	2,000,000	(40,000)	(22,421)	[1,2,3]
FLS Holding, Inc.	First Lien Term Loan	10.770%	SOFR	525	12/17/2028	USD	22,827,500	22,467,790	22,571,596	[1,3,4]
Fortis Solutions Group, LLC	Delayed Draw	10.948%	SOFR	550	10/15/2028	USD	50,720	45,230	48,998	[1,3,4]
Fortis Solutions Group, LLC	Revolver	10.948%	SOFR	550	10/15/2027	USD	1,799,100	89,955	(70,181)	[1,3,4,7]
Fortis Solutions Group, LLC	First Lien Term Loan	10.948%	SOFR	550	10/15/2028	USD	28,937,874	27,964,214	27,955,454	[1,3,4]
Fortis Solutions Group, LLC	Delayed Draw	10.842%	SOFR	550	10/15/2028	USD	27,867	13,239	26,920	[1,3,4]
Fortis Solutions Group, LLC	Delayed Draw	10.980%	SOFR	550	10/15/2028	USD	9,510,150	411,113	110,621	[1,3,4]
Fortis Solutions Group, LLC	Delayed Draw	10.971%	SOFR	550	10/15/2028	USD	133,333	128,735	128,807	[1,3,4]
Fortis Solutions Group, LLC	Delayed Draw	1.000%			10/15/2028	USD	9,076,667	(313,041)	(308,146)	[1,2,3]
Fortis Solutions Group, LLC	Revolver	10.848%	SOFR	550	10/15/2027	USD	49,423	45,063	45,024	[1,3,4]
Fortis Solutions Group, LLC	Revolver	0.500%			10/15/2027	USD	939,044	(82,981)	(83,584)	[1,2,3]
Gerson Lehrman Group, Inc.	First Lien Term Loan	10.748%	SOFR	525	12/13/2027	USD	63,671,217	63,306,787	63,671,217	[1,3,4]
GMES Intermediate Holdings, LLC	Delayed Draw	11.698%	SOFR	625	7/6/2029	USD	6,153,846	2,622,379	2,673,438	[1,3,4,7]
GMES Intermediate Holdings, LLC	Revolver	0.500%			7/6/2029	USD	4,102,564	(92,308)	(79,696)	[1,2,3]
GMES Intermediate Holdings, LLC	First Lien Term Loan	11.698%	SOFR	625	7/6/2029	USD	28,307,692	27,705,952	27,757,793	[1,3,4]
Graffiti Buyer, Inc.	Delayed Draw	10.948%	SOFR	550	8/10/2027	USD	5,027,165	4,960,199	4,930,559	[1,3,4]
Graffiti Buyer, Inc.	Revolver	10.975%	SOFR	550	8/10/2027	USD	2,522,321	1,622,787	1,577,359	[1,3,4,7]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Graffiti Buyer, Inc.	First Lien Term Loan	10.948%		SOFR	550	8/10/2027	USD	$11,041,042	$10,930,631	$10,828,869	[1,3,4]
Groundworks, LLC	Delayed Draw	11.856%		SOFR	650	3/14/2030	USD	381,152	376,719	376,692	[1,3,4]
Groundworks, LLC	Delayed Draw	1.000%				3/14/2030	USD	737,173	(8,581)	(8,625)	[1,2,3]
Groundworks, LLC	Revolver	0.500%				3/14/2029	USD	837,696	(9,700)	(9,801)	[1,2,3]
Groundworks, LLC	First Lien Term Loan	11.903%		SOFR	650	3/14/2030	USD	15,807,246	15,351,374	15,622,301	[1,3,4]
GS Seer Group Borrower LLC	Delayed Draw	12.143%		SOFR	675	4/28/2030	USD	2,752,294	358,149	371,067	[1,3,4,7]
GS Seer Group Borrower LLC	Revolver	0.500%				4/28/2029	USD	733,945	(21,468)	(18,573)	[1,2,3]
GS Seer Group Borrower LLC	First Lien Term Loan	12.098%		SOFR	675	4/28/2030	USD	6,497,477	6,314,460	6,333,050	[1,3,4]
Guidehouse, Inc.	First Lien Term Loan	11.106%		SOFR	575	10/16/2028	USD	24,748,405	24,327,341	24,443,639	[1,3,4]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	12.448%		ARR CSA	700	3/31/2030	USD	19,000,000	18,553,111	18,628,160	[1,3,4]
Highground Restoration Group, Inc.	First Lien Term Loan	11.223%		ARR CSA	575	11/17/2028	USD	47,789,895	46,915,532	46,903,829	[1,3,4]
Highground Restoration Group, Inc.	Delayed Draw	11.223%		ARR CSA	575	11/17/2028	USD	14,962,500	14,812,875	14,909,851	[1,3,4]
Hills Distribution, Inc.	Delayed Draw	1.000%				11/8/2029	USD	838,165	(16,563)	(15,298)	[1,2,3,8]
Hills Distribution, Inc.	Revolver	9.868%		SOFR	450	11/8/2029	USD	600	588	589	[1,3,4,8]
Hills Distribution, Inc.	Revolver	0.500%				11/8/2029	USD	400	(8)	(7)	[1,2,3]
Hills Distribution, Inc.	First Lien Term Loan	11.368%		SOFR	600	11/8/2029	USD	1,424,910	1,396,886	1,398,903	[1,3,4,8]
HP RSS Buyer, Inc.	Delayed Draw	10.122%		SOFR	475	12/11/2029	USD	923,635	905,258	905,806	[1,3,4,8]
HP RSS Buyer, Inc.	Delayed Draw	1.000%				12/11/2029	USD	1,690,426	(33,652)	(32,630)	[1,2,3]
HP RSS Buyer, Inc.	First Lien Term Loan	10.122%		SOFR	475	12/11/2029	USD	3,049,739	2,989,158	2,990,870	[1,3,4,8]
HPS Industrials	First Lien Term Loan	11.110%		LIBOR	550	7/25/2025	USD	9,662,573	9,627,715	9,662,573	[1,3,4,8]
HPS Industrials	First Lien Term Loan	12.247%		SOFR	675	10/15/2026	USD	17,666,001	17,380,384	17,789,969	[1,3,4]
HPS Industrials	Delayed Draw	1.000%				7/1/2027	USD	795,333	(31,500)	(27,804)	[1,2,3,8]
HPS Industrials	First Lien Term Loan	12.248%		SOFR	675	7/1/2027	USD	3,905,515	3,771,852	3,768,982	[1,3,4,8]
HPS Industrials	Delayed Draw	12.247%		SOFR	675	10/15/2026	USD	161,152	162,507	162,283	[1,3,4]
HPS Industrials	First Lien Term Loan	12.247%		SOFR	675	10/15/2026	USD	390,977	394,263	393,721	[1,3,4]
HPS Industrials	First Lien Term Loan	11.643%		SOFR	625	8/4/2029	USD	2,173,806	2,132,346	2,135,809	[1,3,4]
HPS Industrials	First Lien Term Loan	12.098%		SOFR	675	1/9/2030	USD	2,128,848	2,088,040	2,091,638	[1,3,4]
HPS Industrials	First Lien Term Loan	12.941%		SOFR	725	8/16/2028	USD	3,535,469	3,434,974	3,435,900	[1,3,4]
HSI Halo Acquisition, Inc.	Revolver	11.272%		SOFR	575	9/2/2025	USD	1,050,000	1,039,500	1,014,270	[1,3,4,8]
iCIMS, Inc.	Revolver	12.098%		SOFR	675	8/18/2028	USD	1,904,761	284,762	300,555	[1,3,4,7]
iCIMS, Inc.	First Lien Term Loan	12.633	% PIK	SOFR	725	8/18/2028	USD	30,806,284	30,369,394	30,677,822	[1,3,4,9]
ID Images Acquisition	First Lien Term Loan	11.706%		SOFR	635	7/30/2026	USD	14,302,972	14,087,573	14,271,461	[1,3,4]
Infogain Corporation	First Lien Term Loan	10.956%		SOFR	550	7/30/2028	USD	19,750,000	19,423,866	19,750,000	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	10.570%		SOFR	525	2/16/2029	USD	23,375,128	22,895,505	22,879,147	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	9.279%		EURIBOR	525	2/16/2029	EUR	3,288,430	3,624,223	3,553,383	[1,3,4,5]
KENG Acquisition, Inc.	Delayed Draw	11.598%		SOFR	625	8/7/2029	USD	9,072,581	1,446,623	1,475,878	[1,3,4,7]
KENG Acquisition, Inc.	Revolver	11.598%		SOFR	625	8/7/2029	USD	3,266,129	313,911	358,574	[1,3,4,7]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
KENG Acquisition, Inc.	First Lien Term Loan	11.598%		SOFR	625	8/7/2029	USD	$11,975,806	$11,804,411	$11,959,933	[1,3,4]
Kings Buyer, LLC	Revolver	0.500%				10/29/2027	USD	201,719	(3,026)	(2,950)	[1,2,3,8]
Kings Buyer, LLC	First Lien Term Loan	12.750%		SOFR	660	10/29/2027	USD	5,950,957	5,866,096	5,863,934	[1,3,4,8]
Kleinfelder Intermediate LLC	Delayed Draw	1.000%				9/18/2030	USD	2,213,115	(33,197)	(28,387)	[1,2,3]
Kleinfelder Intermediate LLC	Revolver	11.628%		SOFR	625	9/18/2028	USD	1,475,410	389,821	393,027	[1,3,4,7]
Kleinfelder Intermediate LLC	First Lien Term Loan	11.628%		SOFR	625	9/18/2030	USD	11,311,475	11,144,716	11,166,389	[1,3,4]
Komline-Sanderson Group, Inc.	Delayed Draw	11.610%		SOFR	600	3/17/2026	USD	9,191,681	9,095,994	8,968,132	[1,3,4]
Komline-Sanderson Group, Inc.	Revolver	0.500%				3/17/2026	USD	2,343,750	—	(57,002)	[1,2,3]
Komline-Sanderson Group, Inc.	First Lien Term Loan	11.658%		SOFR	600	3/17/2026	USD	8,430,432	8,371,056	8,225,397	[1,3,4]
Komline-Sanderson Group, Inc.	Delayed Draw	1.000%				3/17/2026	USD	4,687,500	(48,781)	(114,004)	[1,2,3]
Komline-Sanderson Group, Inc.	First Lien Term Loan	11.921%		SOFR	600	3/17/2026	USD	1,882,536	1,869,662	1,836,751	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	10.877%		SOFR	525	10/19/2028	USD	1,480,274	1,450,716	1,480,274	[1,3,4]
KPSKY Acquisition, Inc.	First Lien Term Loan	10.733%		SOFR	525	10/19/2028	USD	12,917,468	12,718,607	12,810,150	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	10.756%		SOFR	525	10/19/2028	USD	4,978,141	4,878,982	4,978,141	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	11.230%		SOFR	575	10/19/2028	USD	660,000	646,976	654,593	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	1.000%				10/19/2028	USD	54,340,000	(1,070,440)	(445,167)	[1,2,3]
Kriv Acquisition, Inc.	First Lien Term Loan	11.671%		SOFR	625	8/31/2027	USD	2,089,000	2,031,875	2,032,271	[1,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.563%		SOFR	603	10/31/2025	USD	5,319,181	5,232,973	5,319,181	[1,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.730%		SOFR	625	10/31/2025	USD	233,275	232,397	233,275	[1,3,4]
Lav Gear Holdings, Inc.	Delayed Draw	11.783%		SOFR	625	10/31/2025	USD	14,962,500	14,513,625	14,962,500	[1,3,4]
Lav Gear Holdings, Inc.	Delayed Draw	11.730%		SOFR	625	10/31/2025	USD	6,982,500	6,773,025	6,982,500	[1,3,4]
Lereta, LLC	First Lien Term Loan	10.720%		SOFR	525	7/30/2028	USD	18,130,000	17,948,700	16,938,518	[1,3,4]
Liberty Purchaser, LLC	Delayed Draw	11.988%		SOFR	650	11/22/2029	USD	1,407	1,407	1,379	[1,3,4]
Liberty Purchaser, LLC	Revolver	11.971%		SOFR	650	11/22/2028	USD	133,183	12,786	10,122	[1,3,4,7]
Liberty Purchaser, LLC	First Lien Term Loan	11.988%		SOFR	650	11/22/2029	USD	5,705	5,553	5,591	[1,3,4]
Lightbeam Bidco, Inc.	Delayed Draw	11.598%		SOFR	625	5/4/2030	USD	1,168,451	1,145,082	1,168,451	[1,3,4,8]
Lightbeam Bidco, Inc.	Revolver	11.713%		SOFR	625	5/4/2029	USD	934,761	124,635	116,027	[1,3,4,7,8]
Lightbeam Bidco, Inc.	First Lien Term Loan	11.717%		SOFR	625	5/4/2030	USD	7,711,775	7,566,132	7,640,760	[1,3,4,8]
Lightbeam Bidco, Inc.	Delayed Draw	10.875%		SOFR	550	5/4/2030	USD	918,996	909,893	911,276	[1,3,4,8]
Lightbeam Bidco, Inc.	Delayed Draw	1.000%				5/4/2030	USD	6,203,225	(61,470)	(52,111)	[1,2,3]
Lightbeam Bidco, Inc.	First Lien Term Loan	10.893%		SOFR	550	5/4/2030	USD	433,227	428,963	429,588	[1,3,4,8]
Lightbeam Bidco, Inc.	First Lien Term Loan	10.843%		SOFR	550	5/4/2030	USD	1,060,142	1,049,655	1,051,236	[1,3,4,8]
Lithium Technologies, LLC	First Lien Term Loan	14.390	% PIK	SOFR	900	1/3/2025	USD	9,221,942	9,220,263	8,835,461	[1,3,4,7,9]
LJ Avalon Holdings, LLC	First Lien Term Loan	11.792%		SOFR	650	2/1/2030	USD	17,455,388	16,976,272	16,970,128	[1,3,4]
LJ Avalon Holdings, LLC	Delayed Draw	11.783%		SOFR	650	2/1/2030	USD	1,010,517	982,566	982,425	[1,3,4]
LJ Avalon Holdings, LLC	Delayed Draw	1.000%				2/1/2030	USD	1,575,690	(43,487)	(43,804)	[1,2,3]
LJ Avalon Holdings, LLC	Revolver	0.500%				2/1/2029	USD	1,034,483	(28,506)	(28,759)	[1,2,3]
LSF12 Donnelly Bidco, LLC	First Lien Term Loan	11.856%		SOFR	650	10/2/2029	USD	905,797	883,776	883,969	[1,3,4]
Lynx Franchising, LLC	First Lien Term Loan	12.471%		LIBOR	675	12/18/2026	USD	4,936,548	4,873,297	4,896,562	[1,3,4]
Magneto Components Buyco, LLC	Delayed Draw	1.000%				12/5/2030	USD	3,636,364	(90,567)	(88,685)	[1,2,3]
Magneto Components Buyco, LLC	Revolver	0.500%				12/5/2029	USD	3,030,303	(75,083)	(73,904)	[1,2,3]
Magneto Components Buyco, LLC	First Lien Term Loan	11.360%		SOFR	600	12/5/2030	USD	18,333,333	17,877,234	17,886,214	[1,3,4]
Majco LLC	Delayed Draw	10.045%		SOFR	450	12/23/2028	USD	9,258,417	7,241,902	6,998,011	[1,3,4,7]
Majco LLC	Revolver	9.931%		SOFR	450	12/23/2027	USD	1,666,667	66,667	13,789	[1,3,4,7]
Majco LLC	First Lien Term Loan	10.045%		SOFR	450	12/23/2028	USD	8,865,000	8,776,350	8,583,743	[1,3,4]
Management Consulting & Research, LLC	Revolver	0.500%				8/16/2027	USD	2,195,341	—	—	[1,2,3]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Management Consulting & Research, LLC	Delayed Draw	11.334%	SOFR	600	8/16/2027	USD	$5,188,688	$4,215,755	$4,286,609	[1,3,4,7]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.748%	ARR CSA	625	6/23/2028	USD	6,949,433	6,874,970	6,763,725	[1,3,4]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.748%	ARR CSA	625	6/23/2028	USD	21,585,227	21,369,375	21,008,412	[1,3,4]
McKissock Investment Holdings, LLC	First Lien Term Loan	10.375%	SOFR	500	3/10/2029	USD	25,000,000	24,387,632	25,031,250	[1,4]
MEI Buyer, LLC	Delayed Draw	1.000%			6/29/2029	USD	2,079,379	(31,191)	(24,351)	[1,2,3,8]
MEI Buyer, LLC	Revolver	11.841%	SOFR	650	6/29/2029	USD	2,287,317	18,714	(19,536)	[1,3,4,7,8]
MEI Buyer, LLC	First Lien Term Loan	11.856%	SOFR	650	6/29/2029	USD	13,196,260	12,820,507	12,843,621	[1,3,4,8]
Modigent, LLC	Delayed Draw	11.395%	SOFR	600	8/23/2028	USD	3,632,656	1,093,543	1,108,140	[1,3,4,7,8]
Modigent, LLC	Revolver	13.500%	PRIME	500	8/23/2027	USD	155,530	47,955	47,963	[1,3,4,7,8]
Monarch Landscape Holdings, LLC	Delayed Draw	1.000%			3/31/2028	USD	3,094,304	—	(28,495)	[1,2,3,8]
Monarch Landscape Holdings, LLC	First Lien Term Loan	11.098%	SOFR	575	3/31/2028	USD	4,209,368	4,131,269	4,139,010	[1,3,4,8]
Motion & Control Enterprises LLC	Revolver	0.500%			6/1/2028	USD	1,410,566	—	(33,185)	[1,2,3,8]
Motion & Control Enterprises LLC	Delayed Draw	11.071%	SOFR	550	6/1/2028	USD	1,636,723	1,587,501	1,598,218	[1,3,4,8]
Motion & Control Enterprises LLC	First Lien Term Loan	11.027%	SOFR	550	6/1/2028	USD	31,794,970	31,026,094	31,046,966	[1,3,4,8]
NFM & J, LP	Revolver	13.250%	BASE	850	11/30/2027	USD	92,773	91,865	91,986	[1,3,4]
NFM & J, LP	Revolver	0.500%			11/30/2027	USD	2,133,789	(20,751)	(18,103)	[1,2,3]
NFM & J, LP	Delayed Draw	1.000%			11/30/2027	USD	5,566,406	(55,661)	(47,226)	[1,2,3]
NFM & J, LP	First Lien Term Loan	10.889%	SOFR	575	11/30/2027	USD	11,207,031	11,097,393	11,111,949	[1,3,4]
North Star Acquisitionco LLC	Delayed Draw	1.000%			5/3/2029	USD	1,831,999	(36,640)	—	[1,2,3,8]
North Star Acquisitionco LLC	Revolver	0.500%			5/3/2029	USD	2,198,398	(43,968)	(14,744)	[1,2,3,8]
North Star Acquisitionco LLC	First Lien Term Loan	11.098%	SOFR	575	5/3/2029	USD	20,101,604	19,729,802	19,966,788	[1,3,4,8]
Northstar Recycling, Inc.	Revolver	0.500%			10/1/2027	USD	2,000,000	—	(32,429)	[1,2,3]
Northstar Recycling, Inc.	First Lien Term Loan	10.148%	SOFR	480	10/1/2027	USD	11,135,500	10,756,968	10,954,945	[1,3,4]
Omni Intermediate Holdings, LLC	Revolver	10.540%	SOFR	500	12/30/2025	USD	2,253,521	1,754,930	1,748,833	[1,3,4,7]
Omni Intermediate Holdings, LLC	First Lien Term Loan	10.540%	SOFR	500	12/30/2026	USD	38,494,600	37,978,752	38,294,216	[1,3,4,8]
Omni Intermediate Holdings, LLC	Delayed Draw	10.540%	SOFR	500	12/30/2026	USD	14,607,366	10,696,738	10,904,671	[1,3,4,8]
Omni Logistics, LLC	First Lien Term Loan	10.540%	SOFR	500	12/30/2026	USD	6,911,839	6,806,252	6,875,859	[1,3,4]
Orion Group FM Holdings, LLC	Delayed Draw	11.927%	SOFR	625	6/30/2029	USD	1,970,276	1,354,565	1,359,569	[1,3,4,7,8]
Orion Group FM Holdings, LLC	Revolver	11.659%	SOFR	625	6/30/2029	USD	1,000	555	558	[1,3,4,7,8]
Orion Group FM Holdings, LLC	First Lien Term Loan	11.877%	SOFR	625	6/30/2029	USD	1,050,813	1,025,788	1,027,178	[1,3,4,8]
P20 Parent, Inc.	First Lien Term Loan	12.848%	SOFR	750	7/12/2028	USD	34,650,000	34,077,312	34,091,642	[1,3,4]
PAG Holding Corporation	Delayed Draw	1.000%			12/26/2029	USD	6,969,377	(139,203)	(139,388)	[1,2,3]
PAG Holding Corporation	Revolver	0.500%			12/26/2029	USD	1,900,739	(37,913)	(38,015)	[1,2,3]
PAG Holding Corporation	First Lien Term Loan	11.110%	SOFR	575	12/26/2029	USD	21,129,884	20,708,083	20,707,286	[1,3,4]
Paint Intermediate III, LLC	Revolver	11.186%	SOFR	575	10/7/2027	USD	170,715	167,320	167,301	[1,3,4,8]
Paint Intermediate III, LLC	Revolver	11.221%	SOFR	575	10/7/2027	USD	243,879	239,029	239,001	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Paint Intermediate III, LLC	Revolver	0.500%			10/7/2027	USD	$1,536,435	$(148,017)	$(148,002)	[1,2,3]
Paint Intermediate III, LLC	First Lien Term Loan	11.221%	SOFR	575	12/7/2029	USD	18,859,948	18,483,944	18,482,749	[1,3,4,8]
Panda Acquisition LLC	First Lien Term Loan	11.698%	SOFR	625	10/18/2028	USD	15,700,000	12,976,524	13,250,392	[1,3,4]
PAS Parent, Inc.	Delayed Draw	1.000%			12/30/2028	USD	6,750,000	(133,705)	(133,758)	[1,2,3]
PAS Parent, Inc.	Revolver	0.500%			12/30/2027	USD	750,000	(14,821)	(14,862)	[1,2,3]
PCX Holding Corp.	Delayed Draw	11.748%	SOFR	625	4/22/2027	USD	3,065,977	3,030,716	3,040,811	[1,3,4]
PCX Holding Corp.	Revolver	11.748%	SOFR	625	4/22/2027	USD	625,000	291,667	286,537	[1,3,4,7]
PCX Holding Corp.	First Lien Term Loan	11.748%	SOFR	625	4/22/2027	USD	6,109,375	6,048,281	6,059,230	[1,3,4]
PCX Holding Corp.	Delayed Draw	11.822%	SOFR	625	4/22/2027	USD	3,086,289	3,009,136	3,060,957	[1,3,4]
Pele Buyer LLC	First Lien Term Loan	10.941%	SOFR	550	6/18/2026	USD	9,589,570	9,548,571	9,338,110	[1,3,4]
People Corporation	Delayed Draw	11.493%	CDOR	600	2/18/2028	CAD	5,119,573	(1,046,694)	(920,149)	[1,3,4,5,7,8]
Pinstripe Holdings LLC	Delayed Draw	11.067%	SOFR	550	12/23/2027	USD	2,213,492	2,194,018	2,162,105	[1,3,4]
Pinstripe Holdings LLC	Revolver	0.500%			12/23/2026	USD	2,539,683	(253,968)	(249,784)	[1,2,3]
Pinstripe Holdings LLC	First Lien Term Loan	11.172%	SOFR	550	12/23/2027	USD	14,035,714	13,707,350	13,709,871	[1,3,4]
Planet US Buyer LLC	Revolver	0.500%			2/1/2028	USD	814,815	—	(17,434)	[1,2,3]
Planet US Buyer LLC	First Lien Term Loan	12.133%	SOFR	675	2/1/2030	USD	10,134,259	9,855,763	9,918,204	[1,3,4]
Polyphase Elevator Holding Company	Delayed Draw	10.948%	SOFR	550	6/23/2027	USD	3,346,770	3,326,410	2,838,655	[1,3,4]
Polyphase Elevator Holding Company	First Lien Term Loan	10.948%	SOFR	550	6/23/2027	USD	9,799,499	9,689,957	8,311,713	[1,3,4]
Power Grid Holdings, Inc.	Revolver	0.500%			11/30/2030	USD	12,397,058	(245,466)	(247,941)	[1,2,3]
Power Grid Holdings, Inc.	First Lien Term Loan	10.138%	SOFR	475	11/30/2030	USD	41,000,000	40,186,814	40,180,000	[1,3,4]
Power Grid Holdings, Inc.	Revolver	10.121%	SOFR	475	11/30/2030	USD	652,477	639,543	639,427	[1,3,4,8]
Power Grid Holdings, Inc.	First Lien Term Loan	10.121%	SOFR	475	11/30/2030	USD	15,867,860	15,551,323	15,550,502	[1,3,4,8]
Pregis TopCo LLC	Second Lien Term Loan	13.206%	SOFR	775	8/1/2029	USD	5,000,000	4,934,523	5,000,000	[1,3,4]
Process Insights	Delayed Draw	1.000%			7/18/2029	USD	1,620,679	(20,258)	(18,979)	[1,2,3,8]
Process Insights	Revolver	0.500%			7/18/2029	USD	1,620,679	(40,517)	(35,199)	[1,2,3,8]
Process Insights	First Lien Term Loan	11.617%	SOFR	625	7/18/2029	USD	9,237,871	9,017,789	9,037,236	[1,3,4,8]
PSC Group, LLC	Delayed Draw	11.536%	SOFR	600	7/23/2025	USD	1,868,767	1,850,596	1,850,427	[1,3,4,8]
PSC Group, LLC	Delayed Draw	1.000%			7/23/2025	USD	362,597	(3,517)	(3,559)	[1,2,3]
PT Intermediate Holdings III, LLC	Delayed Draw	11.473%	SOFR	598	10/15/2025	USD	22,092,550	21,871,624	21,871,864	[1,3,4]
PT Intermediate Holdings III, LLC	Delayed Draw	11.847%	SOFR	650	10/15/2025	USD	1,528,083	77,793	77,180	[1,3,4,7]
PT Intermediate Holdings III, LLC	First Lien Term Loan	11.848%	SOFR	650	10/15/2025	USD	3,454,904	3,407,286	3,429,312	[1,3,4]
PT Intermediate Holdings III, LLC	First Lien Term Loan	11.473%	SOFR	598	10/15/2025	USD	24,017,925	23,882,890	23,778,006	[1,3,4]
Pye-Barker Fire & Safety	Delayed Draw	1.000%			11/26/2027	USD	6,487,481	(64,875)	(58,936)	[1,2,3,8]
R1 Holdings LLC	Delayed Draw	11.717%	SOFR	625	12/29/2028	USD	3,501,920	1,181,736	1,273,881	[1,3,4,7]
R1 Holdings LLC	Revolver	11.717%	SOFR	625	12/29/2028	USD	2,714,932	536,199	617,647	[1,3,4,7]
R1 Holdings LLC	First Lien Term Loan	11.717%	SOFR	625	12/29/2028	USD	13,674,444	13,312,624	13,756,491	[1,3,4]
Radwell Parent, LLC	Delayed Draw	11.913%	SOFR	653	4/1/2029	USD	7,303,400	328,651	315,399	[1,3,4,7]
Radwell Parent, LLC	Revolver	12.098%	SOFR	675	4/1/2028	USD	2,921,300	654,026	683,239	[1,3,4,7]
Radwell Parent, LLC	First Lien Term Loan	11.973%	SOFR	653	4/1/2029	USD	54,090,609	53,505,679	53,181,086	[1,3,4]
Radwell Parent, LLC	Revolver	0.500%			4/1/2028	USD	348,830	—	3,488	[1,2,3]
Radwell Parent, LLC	First Lien Term Loan	12.098%	SOFR	675	4/1/2029	USD	9,616,205	9,521,712	9,712,367	[1,3,4]
RCS Industrials	Revolver	0.500%			1/31/2025	USD	285,714	—	(1,128)	[1,2,3,8]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
RCS Industrials	First Lien Term Loan	10.540%		SOFR	500	1/31/2025	USD	$1,357,609	$1,347,527	$1,352,247	[1,3,4,8]
Rocket Bidco Limited	Delayed Draw	9.658%		SONIA	525	3/9/2029	GBP	13,639,922	17,411,526	17,282,375	[1,3,4,5,8]
RPM Intermediate Holdings, Inc.	Delayed Draw	1.000%				9/11/2028	USD	2,678,571	(36,830)	(34,995)	[1,2,3]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	11.902%		SOFR	625	9/11/2028	USD	9,821,429	9,563,226	9,557,976	[1,3,4]
RPX Corporation	First Lien Term Loan	10.960%		SOFR	550	10/23/2025	USD	7,000,000	6,948,316	6,947,500	[1,3,4]
RQM Buyer, Inc.	First Lien Term Loan	11.360%		SOFR	575	8/12/2026	USD	28,578,850	28,358,369	28,447,243	[1,3,4]
RQM Buyer, Inc.	Delayed Draw	1.000%				8/12/2026	USD	4,687,500	(46,875)	(21,586)	[1,2,3]
RQM Buyer, Inc.	Delayed Draw	11.360%		SOFR	575	8/12/2026	USD	4,640,625	4,640,625	4,619,255	[1,3,4]
S4T Holdings Corp.	Delayed Draw	11.474%		SOFR	600	12/27/2026	USD	5,434,927	5,344,320	5,489,277	[1,3,4]
S4T Holdings Corp.	First Lien Term Loan	11.474%		SOFR	600	12/27/2026	USD	15,158,333	15,005,596	15,309,917	[1,3,4]
Safety Products Holdings, LLC	First Lien Term Loan	11.572%		SOFR	600	12/15/2026	USD	9,901,818	9,740,397	9,562,892	[1,3,4]
Seacor Holdings, Inc.	First Lien Term Loan	12.247%		SOFR	675	10/15/2026	USD	3,077,432	3,019,023	3,099,027	[1,3,4]
SEI Holding I Corporation	Delayed Draw	12.098%		SOFR	675	3/24/2028	USD	2,331,646	2,062,809	2,086,127	[1,3,4,7]
SEI Holding I Corporation	Revolver	0.500%				3/24/2028	USD	1,439,535	—	(26,869)	[1,2,3]
SEI Holding I Corporation	First Lien Term Loan	12.098%		SOFR	675	3/24/2028	USD	16,146,767	15,716,823	15,845,390	[1,3,4]
SEI Holding I Corporation	Delayed Draw	1.000%				3/27/2028	USD	6,586,667	(130,421)	(122,939)	[1,2,3]
Seko Global Logistics Network, LLC	Revolver	12.000%		PRIME	400	12/30/2026	USD	64,717	17,797	16,553	[1,3,4,7]
Seko Worldwide, LLC	First Lien Term Loan	8.886%		EURIBOR	475	12/30/2026	EUR	10,437,864	11,636,904	11,301,924	[1,3,4,5]
Seko Worldwide, LLC	First Lien Term Loan	10.467%		SOFR	475	12/30/2026	USD	9,873,096	9,720,578	9,683,368	[1,3,4]
SHD Shaw Holdings, LLC	Delayed Draw	1.000%				10/30/2029	USD	1,027,012	(10,270)	—	[1,2,3]
SHD Shaw Holdings, LLC	First Lien Term Loan	11.457%		SOFR	600	10/30/2029	USD	8,626,904	8,454,366	8,540,635	[1,3,4]
Shermco Intermediate Holdings, Inc.	Delayed Draw	10.953%		SOFR	550	3/6/2025	USD	776,293	84,029	84,809	[1,3,4,7,8]
Shermco Intermediate Holdings, Inc.	First Lien Term Loan	10.953%		SOFR	550	6/5/2026	USD	1,409,297	1,377,562	1,375,480	[1,3,4,8]
Sonny’s Enterprises, LLC	Revolver	0.500%				8/5/2025	USD	640,244	—	(13,071)	[1,2,3]
Sonny’s Enterprises, LLC	First Lien Term Loan	12.280%		SOFR	675	8/5/2026	USD	6,647,999	6,504,566	6,541,249	[1,3,4]
Sonny’s Enterprises, LLC	Delayed Draw	12.269%		SOFR	675	8/5/2028	USD	741,678	305,324	302,411	[1,3,4,7]
Sonny’s Enterprises, LLC	First Lien Term Loan	12.280%		SOFR	675	8/5/2028	USD	3,403,045	3,356,350	3,348,401	[1,3,4]
Sonny’s Enterprises, LLC	Revolver	0.500%				8/5/2027	USD	642,787	—	(13,123)	[1,2,3]
Spartronics LLC	Revolver	11.910%		SOFR	625	12/31/2025	USD	4,007,350	3,135,817	3,093,420	[1,3,4,7]
Spartronics LLC	First Lien Term Loan	11.700%		SOFR	625	12/31/2025	USD	11,326,542	11,241,593	11,206,369	[1,3,4]
Speedstar Holding, LLC	First Lien Term Loan	12.822%		SOFR	725	1/22/2027	USD	10,189,614	10,087,717	9,883,925	[1,3,4]
Standard Elevator Systems	First Lien Term Loan	11.453%		SOFR	575	12/2/2027	USD	9,825,000	9,679,799	8,957,729	[1,3,4]
Stats Intermediate Holdings, LLC	First Lien Term Loan	10.881%		SOFR	525	7/10/2026	USD	3,747,835	3,688,049	3,657,269	[1,4]
System Planning and Analysis, Inc.	First Lien Term Loan	11.334%		SOFR	600	8/16/2027	USD	15,036,828	14,548,428	15,036,828	[1,3,4]
Tank Holding Corp.	Revolver	11.206%		SOFR	575	3/31/2028	USD	1,780,415	890,208	823,921	[1,3,4,7]
Tank Holding Corp.	First Lien Term Loan	11.206%		SOFR	575	3/31/2028	USD	62,429,340	61,446,266	60,105,027	[1,3,4]
TecoStar Holdings, Inc.	First Lien Term Loan	13.906	% PIK	SOFR	850	7/7/2029	USD	20,354,177	19,875,116	19,878,244	[1,3,4,9]
Texas Hydraulics, Inc.	First Lien Term Loan	11.956%		SOFR	650	12/22/2026	USD	8,625,341	8,507,611	8,625,341	[1,3,4]
The Arcticom Group, LLC	Revolver	11.940%		SOFR	625	12/22/2027	USD	2,000,000	1,434,243	1,387,684	[1,3,4,7]
The Arcticom Group, LLC	Delayed Draw	12.332%		SOFR	675	12/22/2027	USD	9,000,000	8,669,100	8,946,845	[1,3,4]
The Arcticom Group, LLC	Delayed Draw	11.622%		SOFR	625	12/22/2027	USD	833,792	729,784	730,985	[1,3,4,7]
The Arcticom Group, LLC	First Lien Term Loan	11.803%		SOFR	625	12/22/2027	USD	3,210,389	3,134,900	3,135,585	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
The Vertex Companies, Inc.	First Lien Term Loan	11.456%		SOFR	600	8/31/2027	USD	$9,538,044	$9,394,973	$9,330,890	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	11.456%		SOFR	600	8/31/2027	USD	3,868,162	3,810,202	3,784,151	[1,3,4]
The Vertex Companies, Inc.	Revolver	11.698%		SOFR	625	8/31/2026	USD	1,304,348	417,391	408,628	[1,3,4,7]
Time Manufacturing Acquisition, LLC	Revolver	12.072%		SOFR	650	12/1/2027	USD	3,013,699	2,461,758	2,353,150	[1,3,4,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	12.072%		SOFR	650	12/1/2027	USD	17,953,546	17,953,546	17,282,730	[1,3,4]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.455%		EURIBOR	650	12/1/2027	EUR	11,563,053	13,136,491	12,255,794	[1,3,4,5]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	10.288%		SOFR	475	12/15/2028	USD	23,403,846	23,326,547	23,403,846	[1,3,4]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	10.455%		SOFR	475	1/7/2029	USD	15,000,000	14,550,701	14,550,000	[1,3,4]
Titan Group Holdco, LLC	Delayed Draw	10.248%		SOFR	475	8/12/2027	USD	5,460,634	5,386,372	5,314,711	[1,3,4]
Titan Group Holdco, LLC	Revolver	14.250%		PRIME	575	8/12/2027	USD	2,500,000	662,500	595,693	[1,3,4,7]
Titan Group Holdco, LLC	First Lien Term Loan	10.248%		SOFR	475	8/12/2027	USD	8,575,000	8,489,250	8,345,853	[1,3,4]
TPC Wire & Cable Corp.	First Lien Term Loan	10.945%		SOFR	550	2/16/2027	USD	653,373	638,696	639,183	[1,3,4,8]
Transtar Holding Company	Delayed Draw	1.000%				1/22/2027	USD	1,448,276	(14,483)	(43,448)	[1,2,3]
Trident Maritime Systems, Inc.	Revolver	10.958%		SOFR	560	2/26/2027	USD	1,666,667	1,662,778	1,631,562	[1,3,4]
Trilon Group, LLC	Delayed Draw	12.072%		SOFR	650	5/15/2029	USD	5,214,286	5,057,857	5,061,900	[1,3,4,8]
Trilon Group, LLC	First Lien Term Loan	12.030%		SOFR	650	5/15/2029	USD	4,761,786	4,628,130	4,622,624	[1,3,4,8]
Trilon Group, LLC	Delayed Draw	11.777%		SOFR	625	5/27/2029	USD	39,905,949	13,769,443	14,017,476	[1,3,4,7]
Trilon Group, LLC	First Lien Term Loan	11.780%		SOFR	625	5/27/2029	USD	23,802,852	23,146,680	23,349,744	[1,3,4]
Trilon Group, LLC	Delayed Draw	1.000%				5/27/2029	USD	6,060,429	(29,923)	(24,370)	[1,2,3]
Trystar, Inc.	First Lien Term Loan	11.040%		SOFR	550	9/28/2027	USD	7,764,307	7,764,307	7,653,955	[1,3,4]
Ubeo, LLC	Revolver	11.041%		SOFR	550	4/3/2026	USD	2,319,369	243,534	247,475	[1,3,4,7]
Ubeo, LLC	First Lien Term Loan	11.041%		SOFR	550	4/3/2026	USD	22,680,631	22,379,685	22,378,958	[1,3,4]
USRP Holdings, Inc.	First Lien Term Loan	11.184%		SOFR	575	7/23/2027	USD	23,087,327	22,526,938	22,412,606	[1,3,4]
USRP Holdings, Inc.	Delayed Draw	11.206%		SOFR	575	7/23/2027	USD	1,300,000	1,255,110	1,255,287	[1,3,4]
USRP Holdings, Inc.	Delayed Draw	1.000%				7/23/2027	USD	3,700,000	(127,612)	(127,260)	[1,2,3]
Utac Ceram	First Lien Term Loan	10.575	% PIK	EURIBOR	675	9/28/2027	EUR	1,300,000	1,568,683	1,368,834	[1,3,4,5,9]
Vessco Midco Holdings, LLC	Delayed Draw	10.731%		SOFR	500	11/2/2026	USD	69,722	68,359	68,391	[1,3,4,8]
Vessco Midco Holdings, LLC	Delayed Draw	1.000%				11/2/2026	USD	4,578,422	(89,532)	(87,437)	[1,2,3]
VRC Companies, LLC	Revolver	0.500%				6/29/2027	USD	565,646	—	(1,512)	[1,2,3]
VRC Companies, LLC	First Lien Term Loan	11.145%		SOFR	550	6/29/2027	USD	19,328,139	19,104,223	19,276,470	[1,3,4]
VRC Companies, LLC	Delayed Draw	11.126%		SOFR	575	6/29/2027	USD	4,691,815	4,614,141	4,679,272	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	11.126%		SOFR	575	6/29/2027	USD	3,864,122	3,819,722	3,853,792	[1,3,4]
VSG Acquisition Corp.	Delayed Draw	11.098%		SOFR	550	4/11/2028	USD	8,150,129	2,346,778	2,344,470	[1,3,4,7,8]
VSG Acquisition Corp.	Revolver	11.110%		SOFR	550	4/11/2028	USD	2,333,333	350,000	314,502	[1,3,4,7,8]
VSG Acquisition Corp.	First Lien Term Loan	11.098%		SOFR	550	4/11/2028	USD	17,281,250	17,077,673	17,018,341	[1,3,4,8]
VSTG Acquisition Corp.	First Lien Term Loan	10.748%		SOFR	525	7/13/2029	USD	29,700,000	28,882,346	29,737,125	[1,4]
Wildcat BuyerCo, Inc.	Delayed Draw	11.143%		SOFR	575	2/27/2027	USD	405,090	405,090	401,687	[1,3,4,8]
Wildcat BuyerCo, Inc.	First Lien Term Loan	11.143%		SOFR	575	2/27/2027	USD	998,085	998,085	989,701	[1,3,4,8]
Wildcat BuyerCo, Inc.	Delayed Draw	11.127%		SOFR	575	2/27/2027	USD	1,577,482	1,553,092	1,564,230	[1,3,4,8]
Wildcat BuyerCo, Inc.	Delayed Draw	1.000%				2/27/2027	USD	5,126,817	(80,245)	(43,068)	[1,2,3]
Wildcat BuyerCo, Inc.	First Lien Term Loan	11.128%		SOFR	575	2/27/2027	USD	17,193,137	17,008,634	17,048,705	[1,3,4,8]
WP CPP Holdings, LLC	First Lien Term Loan	12.877%		SOFR	675	12/1/2029	USD	61,328,663	59,809,464	59,875,652	[1,3,4]
Zone Climate Service	Delayed Draw	1.000%				3/9/2028	USD	6,919,447	(137,336)	(132,144)	[1,2,3,8]
Zone Climate Service	Revolver	13.000%		PRIME	450	3/9/2028	USD	93,146	91,312	91,368	[1,3,4,8]
Zone Climate Service	Revolver	0.500%				3/9/2028	USD	971,384	(19,133)	(18,551)	[1,2,3]
									2,671,387,710	2,666,398,865

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials — 2.9%
ADG Acquisition, LLC	First Lien Term Loan	13.277%		SOFR	775	4/11/2028	USD	$7,406,250	$7,279,340	$7,314,326	[1,3,4]
Alpine Acquisition Corp.	Revolver	11.453%		SOFR	600	11/30/2026	USD	475,868	285,521	281,139	[1,3,4,7]
Alpine Acquisition Corp.	First Lien Term Loan	11.443%		SOFR	600	11/30/2026	USD	52,854,500	52,276,239	52,367,777	[1,3,4]
ASP Unifrax Holdings, Inc.	First Lien Term Loan	9.248%		SOFR	375	12/14/2025	USD	73,837,209	72,008,722	69,070,648	[1,4]
Atlas Intermediate III, LLC	First Lien Term Loan	13.663	% PIK	SOFR	825	10/31/2029	USD	27,595,052	26,917,326	26,971,965	[1,3,4,9]
Berlin Packaging LLC	Second Lien Term Loan	12.098%		SOFR	675	12/28/2029	USD	5,100,000	3,208,342	3,224,850	[1,3,4,7]
Berlin Packaging LLC	Second Lien Term Loan	11.175%		EURIBOR	725	12/28/2029	EUR	13,068,750	14,553,837	14,000,021	[1,3,4,5]
CFS Brands, LLC	Delayed Draw	1.000%				10/2/2030	USD	1,626,016	(16,260)	(12,435)	[1,2,3,8]
CFS Brands, LLC	Revolver	0.500%				10/2/2029	USD	2,439,024	(48,780)	(43,101)	[1,2,3,8]
CFS Brands, LLC	First Lien Term Loan	11.341%		SOFR	600	10/2/2030	USD	15,934,959	15,621,572	15,653,368	[1,3,4,8]
Cold Chain Technologies, LLC	First Lien Term Loan	11.198%		SOFR	575	8/2/2025	USD	5,000,000	4,910,781	4,906,484	[1,3,4,8]
Consolidated Label Co.	Revolver	0.500%				7/15/2026	USD	1,917,802	(13,393)	(36,854)	[1,2,3]
Cyxtera Equipment Leases	First Lien Term Loan	8.250%				1/1/2024	USD	143,675	143,675	142,785	[1,3,8]
ENS Holdings III Corp.	First Lien Term Loan	10.198%		SOFR	475	12/31/2025	USD	5,617,234	5,589,148	5,495,235	[1,3,4,8]
Indigo Buyer, Inc.	Delayed Draw	11.393%		SOFR	575	5/23/2028	USD	5,000,000	4,900,000	4,917,928	[1,3,4,8]
Indigo Buyer, Inc.	Revolver	11.727%		SOFR	625	5/23/2028	USD	2,000,000	760,000	767,171	[1,3,4,7,8]
Indigo Buyer, Inc.	First Lien Term Loan	11.727%		SOFR	625	5/23/2028	USD	12,967,500	12,763,421	12,754,645	[1,3,4,8]
Kensing, LLC	First Lien Term Loan	12.460%		SOFR	700	5/31/2028	USD	4,607,255	4,485,306	4,496,227	[1,3,4]
Nelipak Holding Company	First Lien Term Loan	9.783%		SOFR	425	7/2/2026	USD	24,677,835	24,466,031	24,677,835	[1,3,4]
New ILC Dover, Inc.	Revolver	12.250%		PRIME	400	2/2/2026	USD	1,265,038	812,787	787,486	[1,3,4,7,8]
New ILC Dover, Inc.	Delayed Draw	1.000%				2/2/2026	USD	357,041	(7,050)	(7,141)	[1,2,3,8]
New ILC Dover, Inc.	First Lien Term Loan	11.121%		SOFR	575	2/2/2026	USD	714,082	699,957	699,800	[1,3,4,8]
Oliver Packaging, LLC	Revolver	10.544%		SOFR	500	7/6/2028	USD	1,269,841	866,667	888,889	[1,3,4,7]
Oliver Packaging, LLC	First Lien Term Loan	10.498%		SOFR	500	7/6/2028	USD	8,642,857	8,519,783	8,642,857	[1,3,4]
Olympic Buyer, Inc.	Revolver	9.706%		SOFR	435	6/30/2028	USD	2,352,941	392,157	355,183	[1,3,4,7]
Olympic Buyer, Inc.	First Lien Term Loan	9.706%		SOFR	435	6/30/2028	USD	26,101,601	25,717,601	25,691,442	[1,3,4]
Optimum Group	First Lien Term Loan	9.575%		EURIBOR	565	6/16/2028	EUR	12,701,000	14,287,649	13,584,008	[1,3,4,5]
Oscar AcquisitionCo, LLC	First Lien Term Loan	9.948%		SOFR	450	4/29/2029	USD	20,000,000	19,435,371	19,839,300	[1,4]
Rohrer Corporation	First Lien Term Loan	10.717%		SOFR	500	3/15/2027	USD	11,817,606	11,715,104	11,353,969	[1,3,4,8]
Santa Cruz Holdco, Inc.	First Lien Term Loan	12.240%		SOFR	675	12/13/2025	USD	5,908,872	5,849,456	5,868,640	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
SintecMedia NYC, Inc.	Revolver	12.375%		SOFR	700	6/21/2029	USD	$2,118,644	$1,292,373	$1,297,213	[1,3,4,7]
SintecMedia NYC, Inc.	First Lien Term Loan	12.375%		SOFR	700	6/21/2029	USD	22,881,356	22,235,390	22,249,446	[1,3,4]
StarCompliance Intermediate, LLC	First Lien Term Loan	12.198%		SOFR	675	1/12/2027	USD	1,575,000	1,559,377	1,535,810	[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	1.000%				6/16/2028	USD	4,453,125	(77,408)	(72,204)	[1,2,3]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.956	% PIK	SOFR	650	6/16/2028	USD	10,552,330	10,257,343	10,376,695	[1,3,4,7,9]
SureWerx Purchaser III, Inc.	First Lien Term Loan	12.098%		SOFR	675	12/28/2029	USD	9,079,375	8,832,379	8,950,332	[1,3,4]
SureWerx Purchaser III, Inc.	Revolver	12.098%		SOFR	675	12/28/2028	USD	1,000,000	825,000	810,787	[1,3,4,7]
SureWerx Purchaser III, Inc.	Delayed Draw	1.000%				12/28/2029	USD	1,875,000	(37,500)	(12,575)	[1,2,3]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	14.440%		SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,465,180	[1,3,4]
Technimark Holdings, LLC	Second Lien Term Loan	12.402%		SOFR	675	7/9/2029	USD	15,000,000	14,718,038	14,416,981	[1,3,4]
Tilley Chemical Co., Inc.	Delayed Draw	11.498%		SOFR	600	12/31/2026	USD	5,253,333	5,200,800	5,216,524	[1,3,4]
Tilley Chemical Co., Inc.	Revolver	0.500%				12/31/2026	USD	2,555,556	—	(19,697)	[1,2,3]
Tilley Chemical Co., Inc.	First Lien Term Loan	11.498%		SOFR	600	12/31/2026	USD	20,256,611	20,054,045	20,100,483	[1,3,4]
USALCO, LLC	First Lien Term Loan	11.610%		SOFR	600	10/19/2027	USD	25,497,079	25,232,815	25,366,631	[1,3,4]
V Global Holdings LLC	Revolver	11.210%		SOFR	575	12/22/2025	USD	13,733,274	5,637,870	4,995,995	[1,3,4,7,8]
									456,610,832	452,332,048
Real Estate — 1.2%
Associations, Inc.	Delayed Draw	12.092	% PIK	SOFR	650	7/2/2027	USD	4,085,157	4,045,829	4,049,488	[1,3,4,9]
Associations, Inc.	Delayed Draw	12.184	% PIK	SOFR	650	7/2/2027	USD	25,292,615	24,834,282	24,863,443	[1,3,4,7,9]
Associations, Inc.	First Lien Term Loan	12.092	% PIK	SOFR	650	7/2/2027	USD	21,881,734	21,671,063	21,690,677	[1,3,4,9]
Associations, Inc.	Delayed Draw	12.155	% PIK	SOFR	650	7/2/2027	USD	15,175,569	14,748,879	14,918,065	[1,3,4,7,9]
Associations, Inc.	First Lien Term Loan	12.092	% PIK	SOFR	650	7/2/2027	USD	13,000,000	12,876,326	12,886,492	[1,3,4,9]
CRS TH Holdings Corp	Delayed Draw	10.206%		SOFR	475	12/1/2027	USD	6,292,373	6,229,449	6,202,311	[1,3,4]
CRS TH Holdings Corp	Revolver	0.500%				12/1/2027	USD	4,237,288	—	(60,647)	[1,2,3]
CRS TH Holdings Corp	First Lien Term Loan	10.206%		SOFR	475	12/1/2027	USD	14,154,661	14,013,115	13,952,069	[1,3,4]
Eagleview Technology	Second Lien Term Loan	12.998%		SOFR	750	8/14/2026	USD	3,659,574	3,602,203	3,592,475	[1,3,4]
MRI Software, LLC	First Lien Term Loan	10.948%		SOFR	550	2/10/2027	USD	56,969,292	56,578,282	56,883,838	[1,3,4]
MRI Software, LLC	Revolver	0.500%				2/10/2027	USD	7,201,901	(53,531)	(72,019)	[1,2,3]
MRI Software, LLC	Delayed Draw	1.000%				2/10/2027	USD	11,624,668	(115,598)	(116,247)	[1,2,3,8]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Real Estate (Continued)
MRI Software, LLC	First Lien Term Loan	10.964%		SOFR	550	2/10/2027	USD	$1,369,703	$1,367,666	$1,367,648	[1,3,4,8]
Royal Property Company	First Lien Term Loan	10.606%		SOFR	525	2/2/2029	USD	19,950,000	19,594,313	19,644,494	[1,3,4]
									179,392,278	179,802,087
Technology — 18.8%
1WS Intermediate, Inc.	Delayed Draw	10.469%		SOFR	475	7/8/2025	USD	142,417	141,278	139,925	[1,3,4]
1WS Intermediate, Inc.	First Lien Term Loan	10.413%		SOFR	475	7/8/2025	USD	15,575,043	15,443,830	15,302,480	[1,3,4]
Abracon Group Holdings, LLC	Revolver	11.562%		SOFR	600	7/6/2028	USD	2,596,154	2,544,231	2,481,309	[1,3,4]
Abracon Group Holdings, LLC	First Lien Term Loan	11.544%		SOFR	600	7/6/2028	USD	39,173,758	38,511,130	37,440,840	[1,3,4]
Abracon Group Holdings, LLC	Delayed Draw	1.000%				7/6/2028	USD	2,857,067	—	(126,387)	[1,2,3]
Acquia, Inc.	Revolver	12.559%		SOFR	700	10/31/2025	USD	301,938	196,296	196,623	[1,3,4,7]
Acquia, Inc.	First Lien Term Loan	12.743%		SOFR	700	10/31/2025	USD	2,031,627	1,996,524	2,025,626	[1,3,4]
ACS	First Lien Term Loan	9.720%		SOFR	425	10/9/2026	USD	3,850,153	3,789,985	3,330,381	[1,3,4]
ACS	Second Lien Term Loan	13.720%		SOFR	825	10/9/2027	USD	6,876,457	6,800,816	6,672,203	[1,3,4]
Affinipay Midco, LLC	Delayed Draw	10.880%		SOFR	550	6/9/2028	USD	4,640,884	4,548,066	4,640,884	[1,3,4]
Affinipay Midco, LLC	Revolver	0.500%				6/9/2028	USD	2,209,945	—	—	[1,2,3]
Affinipay Midco, LLC	First Lien Term Loan	10.857%		SOFR	550	6/9/2028	USD	32,734,807	32,203,083	32,734,807	[1,3,4]
Affinipay Midco, LLC	First Lien Term Loan	10.880%		SOFR	550	6/9/2028	USD	15,113,944	15,113,944	15,113,944	[1,3,4,8]
Afiniti, Inc.	First Lien Term Loan	11.250	% PIK			6/13/2024	USD	15,128,072	15,000,069	14,825,929	[1,3,7,8,9]
Afiniti, Inc.	First Lien Term Loan	11.750	% PIK	PRIME		6/13/2024	USD	5,721,372	5,561,277	5,635,457	[1,3,4,7,8,9]
AG-Twin Brook Technology	First Lien Term Loan	12.072%		SOFR	650	10/5/2027	USD	24,662,500	24,305,227	24,112,003	[1,3,4,8]
AG-Twin Brook Technology	First Lien Term Loan	10.860%		SOFR	525	10/29/2026	USD	8,800,000	8,714,022	8,732,174	[1,3,4,8]
AIDC Intermediate Co2, LLC	First Lien Term Loan	11.798%		SOFR	640	7/22/2027	USD	54,587,500	54,058,242	55,018,741	[1,3,4]
Anaplan, Inc.	First Lien Term Loan	11.848%		SOFR	650	6/21/2029	USD	25,000,000	24,875,000	25,000,000	[1,3,4]
ANS Midco 3 Limited	First Lien Term Loan	12.556	% PIK	SONIA	737	9/8/2027	GBP	12,578,528	16,942,032	14,490,108	[1,3,4,5,9]
Appfire Technologies, LLC	First Lien Term Loan	10.993%		SOFR	550	3/9/2027	USD	22,368,867	22,184,915	22,368,867	[1,3,4]
Appfire Technologies, LLC	Delayed Draw	1.000%				3/9/2027	USD	6,351,928	—	—	[1,2,3]
Appfire Technologies, LLC	Revolver	13.000%		PRIME	850	3/9/2027	USD	980,000	224,000	224,000	[1,3,4,7]
Applied Technical Services, LLC	Delayed Draw	11.248%		SOFR	575	12/29/2026	USD	5,636,932	5,433,322	5,541,199	[1,3,4]
Applied Technical Services, LLC	Revolver	13.250%		PRIME	475	12/29/2026	USD	909,091	522,727	500,163	[1,3,4,7]
Applied Technical Services, LLC	First Lien Term Loan	11.248%		SOFR	575	12/29/2026	USD	6,681,818	6,592,484	6,515,968	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Applied Technical Services, LLC	Delayed Draw	11.498%		SOFR	600	12/29/2026	USD	$3,346,818	$3,307,305	$3,308,572	[1,3,4]
Applied Technical Services, LLC	First Lien Term Loan	11.498%		SOFR	600	12/29/2026	USD	681,818	669,154	668,229	[1,3,4]
Apryse Software Corp.	First Lien Term Loan	10.856%		SOFR	550	7/15/2027	USD	20,109,250	19,813,969	19,742,942	[1,3,4]
Apryse Software Corp.	Delayed Draw	1.000%				7/15/2027	USD	1,625,000	(20,313)	(29,601)	[1,2,3]
Apryse Software Corp.	First Lien Term Loan	11.356%		SOFR	600	7/15/2027	USD	3,358,125	3,283,732	3,296,954	[1,3,4]
AQA Acquisition Holding, Inc.	Second Lien Term Loan	12.983%		SOFR	760	3/3/2029	USD	5,259,615	5,157,548	5,073,096	[1,3,4]
Arcstor Midco, LLC	First Lien Term Loan	13.207	% PIK	SOFR	775	3/16/2027	USD	15,566,691	15,181,793	2,836,969	[1,3,4,7,9]
Arcstor Midco, LLC	First Lien Term Loan	13.457	% PIK	SOFR	800	3/16/2027	USD	820,393	796,312	808,925	[1,3,4,7,9]
ASG II, LLC	Delayed Draw	11.783%		SOFR	625	5/25/2028	USD	4,608,695	2,691,478	2,803,009	[1,3,4,7]
ASG II, LLC	First Lien Term Loan	11.783%		SOFR	625	5/25/2028	USD	30,724,638	30,229,879	30,724,638	[1,3,4]
ASG II, LLC	Delayed Draw	1.000%				10/31/2029	USD	1,333,333	(16,209)	(12,649)	[1,2,3]
ASG II, LLC	Revolver	0.500%				10/31/2029	USD	500,000	(12,154)	(10,737)	[1,2,3]
ASG II, LLC	First Lien Term Loan	11.877%		SOFR	625	10/31/2029	USD	3,166,667	3,088,983	3,090,750	[1,3,4]
ATP Intermediate, Inc.	First Lien Term Loan	13.473%		SOFR	798	6/16/2025	USD	14,847,032	14,629,961	14,416,573	[1,3,4]
Avalara, Inc.	Revolver	0.500%				10/19/2028	USD	2,727,273	—	(8,645)	[1,2,3]
Avalara, Inc.	First Lien Term Loan	12.598%		SOFR	725	10/19/2028	USD	27,272,727	26,686,268	27,186,280	[1,3,4]
Avetta, LLC	Revolver	0.500%				10/18/2029	USD	782,608	(17,609)	(16,548)	[1,2,3,8]
Avetta, LLC	First Lien Term Loan	11.145%		SOFR	575	10/18/2030	USD	8,217,392	8,035,954	8,043,635	[1,3,4,8]
AVI-SPL	First Lien Term Loan	10.987%		SOFR	538	3/10/2027	USD	2,230,914	2,210,151	2,223,767	[1,3,4]
Benefit Street Technology	Revolver	10.960%		SOFR	550	10/1/2026	USD	2,666,667	480,000	462,099	[1,3,4,7,8]
Benefit Street Technology	First Lien Term Loan	10.960%		SOFR	550	10/1/2027	USD	24,562,500	24,215,652	24,213,400	[1,3,4,8]
Benefit Street Technology	First Lien Term Loan	11.608%		SOFR	625	5/2/2028	USD	27,648,895	27,209,817	27,234,141	[1,3,4]
Beta Plus Technologies, Inc.	Revolver	9.148%		SOFR	325	7/1/2027	USD	6,700,000	670,000	585,503	[1,3,4,7]
Beta Plus Technologies, Inc.	First Lien Term Loan	11.098%		SOFR	575	7/1/2029	USD	49,500,000	46,667,930	49,059,030	[1,3,4]
BetterCloud, Inc.	Revolver	0.500%				6/30/2028	USD	6,313,721	(126,274)	(326,689)	[1,2,3]
BetterCloud, Inc.	First Lien Term Loan	12.672	% PIK	SOFR	725	6/30/2028	USD	43,800,732	43,136,164	41,534,365	[1,3,4,9]
Bigtime Software, Inc.	Revolver	0.500%				6/30/2028	USD	2,327,586	(46,552)	(42,865)	[1,2,3]
Bigtime Software, Inc.	First Lien Term Loan	11.627%		SOFR	625	6/30/2028	USD	18,637,241	18,318,275	18,294,017	[1,3,4]
Bigtime Software, Inc.	Delayed Draw	1.000%				8/31/2028	USD	4,680,000	(46,800)	(41,223)	[1,2,3]
Bluefin Holding, LLC	Revolver	0.500%				9/12/2029	USD	3,365,385	(84,135)	(82,402)	[1,2,3]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Bluefin Holding, LLC	First Lien Term Loan	12.626%	SOFR	725	9/12/2029	USD	$34,134,615	$33,310,418	$33,298,826	[1,3,4]
Bluesight, Inc.	Revolver	0.500%			7/17/2029	USD	1,200,000	(36,000)	(33,377)	[1,2,3]
Bluesight, Inc.	First Lien Term Loan	12.607%	SOFR	725	7/17/2029	USD	13,800,000	13,406,853	13,416,167	[1,3,4]
Bottomline Technologies, Inc.	First Lien Term Loan	11.105%	SOFR	575	5/13/2028	USD	11,815,228	11,588,099	11,599,105	[1,3,4,8]
Bounteous, Inc.	Revolver	10.713%	SOFR	525	8/2/2027	USD	1,800,000	1,516,649	1,488,000	[1,3,4,7]
Bounteous, Inc.	First Lien Term Loan	10.738%	SOFR	525	8/2/2027	USD	21,276,750	20,835,601	20,638,447	[1,3,4]
Bounteous, Inc.	Delayed Draw	10.738%	SOFR	525	8/2/2027	USD	8,825,400	8,614,703	8,560,638	[1,3,4]
Bounteous, Inc.	Delayed Draw	1.000%			8/2/2027	USD	8,600,000	(170,870)	(258,000)	[1,2,3]
Bullhorn, Inc.	First Lien Term Loan	11.606%	SOFR	625	9/30/2026	USD	14,925,000	14,762,749	14,890,625	[1,3,4]
BusinesSolver.com, Inc.	Delayed Draw	10.956%	SOFR	550	12/1/2027	USD	2,749,035	360,082	371,571	[1,3,4,7]
BusinesSolver.com, Inc.	First Lien Term Loan	10.956%	SOFR	550	12/1/2027	USD	16,020,108	15,969,664	16,020,108	[1,3,4]
CAI Software	First Lien Term Loan	11.860%	SOFR	625	12/13/2028	USD	6,894,737	6,787,337	6,437,931	[1,3,4]
Captify Intermediate Holdings Corp.	Delayed Draw	13.712%	LIBOR	825	7/12/2026	USD	2,456,250	2,419,406	2,389,641	[1,3,4]
Captify Intermediate Holdings Corp.	First Lien Term Loan	13.826%	LIBOR	825	7/12/2026	USD	8,553,125	8,473,874	8,284,487	[1,3,4]
CEB Acquisitionco, LLC	First Lien Term Loan	10.960%	SOFR	550	12/21/2027	USD	4,968,750	4,898,946	4,843,601	[1,3,4]
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	11.377%	SOFR	600	10/4/2030	USD	20,138,889	12,979,167	13,163,861	[1,3,4,7]
Cedar Services Group, LLC, Pine Services Group, LLC	Revolver	11.330%	SOFR	600	10/4/2030	USD	4,861,111	1,315,972	1,320,683	[1,3,4,7]
Cedar Services Group, LLC, Pine Services Group, LLC	First Lien Term Loan	11.348%	SOFR	600	10/4/2030	USD	30,538,462	30,080,940	30,109,979	[1,3,4]
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	1.000%			10/4/2030	USD	4,461,538	(11,039)	(6,775)	[1,2,3]
Chase Intermediate, LLC	Delayed Draw	1.000%			8/31/2030	USD	45,000,000	(450,000)	(395,667)	[1,2,3]
Chase Intermediate, LLC	Revolver	11.251%	SOFR	550	8/31/2030	USD	2,250,000	705,000	707,689	[1,3,4,7]
Cleo Communications Holding, LLC	First Lien Term Loan	11.958%	SOFR	650	6/7/2027	USD	12,860,000	12,731,400	12,633,465	[1,3,4]
Cleo Communications Holding, LLC	Revolver	0.500%			6/7/2027	USD	2,140,000	(21,400)	(37,697)	[1,2,3]
Conservice Midco, LLC	Second Lien Term Loan	13.206%	SOFR	775	5/13/2028	USD	10,000,000	10,000,019	10,000,000	[1,3,4]
Contractual Buyer, LLC	Revolver	0.500%			10/10/2029	USD	3,000,000	(75,000)	(70,578)	[1,2,3]
Contractual Buyer, LLC	First Lien Term Loan	11.383%	SOFR	600	10/10/2030	USD	26,250,000	25,607,257	25,632,446	[1,3,4]
Corel Corporation	First Lien Term Loan	10.522%	SOFR	500	7/2/2026	USD	4,448,298	4,377,278	4,347,655	[1,4]
Coupa Holdings, LLC	Delayed Draw	1.000%			2/27/2030	USD	2,167,258	—	(16,655)	[1,2,3]
Coupa Holdings, LLC	Revolver	0.500%			2/27/2029	USD	1,659,449	—	(29,386)	[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	12.856%	SOFR	750	2/27/2030	USD	24,273,293	23,711,036	23,843,453	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Crewline Buyer, Inc.	Revolver	0.500%				11/8/2030	USD	$5,222,499	$(127,873)	$(121,479)	[1,2,3]
Crewline Buyer, Inc.	First Lien Term Loan	12.118%		SOFR	675	11/8/2030	USD	50,135,991	48,898,892	48,969,789	[1,3,4]
Cyara AcquisitionCo, LLC	Revolver	0.500%				6/28/2029	USD	1,590,637	(43,743)	(37,524)	[1,2,3]
Cyara AcquisitionCo, LLC	First Lien Term Loan	12.598	% PIK	SOFR	725	6/28/2029	USD	23,546,689	22,940,561	22,991,207	[1,3,4,9]
DataLink, LLC	Revolver	0.500%				11/20/2026	USD	846,774	—	(20,509)	[1,2,3]
DataLink, LLC	First Lien Term Loan	12.206%		SOFR	675	11/20/2026	USD	6,146,734	6,039,083	5,997,856	[1,3,4]
DCert Buyer, Inc.	Second Lien Term Loan	12.356%		SOFR	700	2/24/2029	USD	12,500,000	12,468,769	11,437,500	[1,4]
Denali Bidco, Ltd.	Delayed Draw	1.000%				8/29/2030	GBP	1,855,288	453,884	483,372	[1,2,3,5]
Denali Bidco, Ltd.	First Lien Term Loan	11.186%		SONIA	600	8/29/2030	GBP	5,343,228	6,571,421	6,650,081	[1,3,4,5]
Denali Bidco, Ltd.	First Lien Term Loan	9.843%		EURIBOR	600	8/29/2030	EUR	1,818,182	1,919,314	1,959,842	[1,3,4,5]
Denali Bidco, Ltd.	Delayed Draw	11.198%		SOFR	600	12/22/2027	USD	48,667	47,710	47,760	[1,3,4]
Denali Bidco, Ltd.	Delayed Draw	1.000%				12/22/2027	USD	3,601,333	(71,241)	(67,070)	[1,2,3]
Dental Care Alliance, LLC	Delayed Draw	11.753%		SOFR	641	4/3/2028	USD	209,686	209,176	209,587	[1,3,4]
Dental Care Alliance, LLC	First Lien Term Loan	11.753%		SOFR	641	4/3/2028	USD	4,302,179	4,233,507	4,300,147	[1,3,4]
DH Corporation/Societe DH	First Lien Term Loan	12.713%		SOFR	725	9/13/2029	USD	206,767	202,768	202,900	[1,3,4]
Diamondback Acquisition, Inc.	First Lien Term Loan	10.956%		SOFR	550	9/13/2028	USD	24,685,139	24,311,435	24,334,296	[1,3,4]
Diligent Corporation	Delayed Draw	11.283%		SOFR	575	8/24/2025	USD	873,664	857,968	868,679	[1,3,4]
Diligent Corporation	First Lien Term Loan	11.283%		SOFR	575	8/4/2025	USD	10,140,000	10,038,637	10,087,411	[1,3,4]
Disco Parent, LLC	Revolver	0.500%				3/30/2029	USD	331,390	(8,285)	(5,539)	[1,2,3]
Disco Parent, LLC	First Lien Term Loan	12.922%		SOFR	750	3/30/2029	USD	3,313,901	3,237,992	3,258,510	[1,3,4]
Dragon Bidco	First Lien Term Loan	10.722%		EURIBOR	675	4/27/2028	EUR	9,300,000	9,534,752	10,121,243	[1,3,4,5]
Dwyer Instruments, Inc.	First Lien Term Loan	11.121%		SOFR	575	7/21/2027	USD	1,758,485	1,723,525	1,723,315	[1,3,4]
Dwyer Instruments, Inc.	Delayed Draw	11.198%		SOFR	575	7/21/2027	USD	1,912,917	1,874,658	1,874,658	[1,3,4,8]
Dwyer Instruments, Inc.	Revolver	0.500%				7/21/2027	USD	2,877,190	—	(57,544)	[1,2,3,8]
Dwyer Instruments, Inc.	First Lien Term Loan	11.198%		SOFR	575	7/21/2027	USD	14,924,365	14,729,102	14,625,878	[1,3,4]
Echo Purchaser, Inc.	Delayed Draw	1.000%				11/17/2029	USD	844,769	(16,727)	(15,663)	[1,2,3,8]
Echo Purchaser, Inc.	Revolver	10.869%		SOFR	550	11/17/2029	USD	21,462	21,041	21,064	[1,3,4,8]
Echo Purchaser, Inc.	Revolver	0.500%				11/17/2029	USD	515,083	(10,094)	(9,550)	[1,2,3]
Echo Purchaser, Inc.	First Lien Term Loan	10.869%		SOFR	550	11/17/2029	USD	4,646,231	4,554,629	4,560,086	[1,3,4,8]
Enverus Holdings, Inc.	Delayed Draw	1.000%				12/22/2029	USD	2,598,822	(38,896)	(38,982)	[1,2,3]
Enverus Holdings, Inc.	Revolver	0.500%				12/22/2029	USD	3,954,729	(59,056)	(59,321)	[1,2,3]
Enverus Holdings, Inc.	First Lien Term Loan	10.857%		SOFR	550	12/22/2029	USD	51,976,433	51,199,202	51,196,786	[1,3,4]
ESG Investments, Inc.	Delayed Draw	10.248%		SOFR	475	3/11/2028	USD	8,014,286	4,184,330	4,010,019	[1,3,4,7]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
ESG Investments, Inc.	Revolver	0.500%				9/11/2027	USD	$2,142,857	$(21,429)	$(67,986)	[1,2,3]
ESG Investments, Inc.	First Lien Term Loan	10.248%		SOFR	475	3/11/2028	USD	15,302,679	15,149,652	14,817,175	[1,3,4]
FBF Investments Limited	First Lien Term Loan	12.848%		SOFR	750	12/29/2025	USD	7,000,000	6,936,796	6,828,305	[1,3,4]
Financia	Delayed Draw	1.000%				12/15/2030	USD	33,000,000	(493,384)	(495,000)	[1,2,3]
Financia	First Lien Term Loan	10.885%				12/15/2030	USD	15,000,000	14,775,953	14,775,000	[1,3]
Finastra USA, Inc.	First Lien Term Loan	12.713%		SOFR	725	9/13/2029	USD	83,182,858	81,573,887	81,650,416	[1,3,4]
Finastra USA, Inc.	Revolver	0.500%				9/13/2029	USD	7,710,525	(154,210)	(142,003)	[1,2,3,8]
FSS Buyer LLC	Revolver	0.500%				8/31/2027	USD	1,610,390	—	(34,170)	[1,2,3]
FSS Buyer LLC	First Lien Term Loan	11.206%		SOFR	575	8/31/2028	USD	26,976,133	26,616,698	26,403,745	[1,3,4]
Fullsteam Operations	Delayed Draw	1.000%				11/27/2029	USD	1,802,106	(53,652)	(51,571)	[1,2,3]
Fullsteam Operations	Revolver	0.500%				11/27/2029	USD	280,593	(8,287)	(8,030)	[1,2,3]
Fullsteam Operations	First Lien Term Loan	13.780%		SOFR	840	11/27/2029	USD	5,015,593	4,866,610	4,872,061	[1,3,4]
Fullsteam Operations	Delayed Draw	13.786%		SOFR	840	11/27/2029	USD	453,157	439,685	440,189	[1,3,4]
Fullsteam Operations	Delayed Draw	13.760%		SOFR	840	11/27/2029	USD	24,552	23,821	23,849	[1,3,4]
Gainsight, Inc.	Revolver	12.283	% PIK	SOFR	675	7/30/2027	USD	2,645,517	1,295,517	1,250,769	[1,3,4,7,9]
Gainsight, Inc.	First Lien Term Loan	12.283	% PIK	SOFR	675	7/30/2027	USD	23,316,389	23,071,766	22,921,996	[1,3,4,9]
Gigamon, Inc.	First Lien Term Loan	11.303%		SOFR	575	3/9/2029	USD	11,643	11,399	11,540	[1,3,4]
Goldcup 25952 AB	First Lien Term Loan	9.656%		STIBOR	550	8/18/2027	SEK	11,250,000	1,266,397	1,039,505	[1,3,4,5,8]
GovBrands Intermediate, Inc.	Delayed Draw	10.998%		SOFR	550	8/4/2027	USD	2,827,779	1,897,763	1,672,194	[1,3,4,7]
GovBrands Intermediate, Inc.	Revolver	10.998%		SOFR	550	8/4/2027	USD	917,000	315,856	234,910	[1,3,4,7]
GovBrands Intermediate, Inc.	First Lien Term Loan	10.998%		SOFR	550	8/4/2027	USD	8,541,680	8,456,263	7,787,690	[1,3,4]
GS Acquisitionco, Inc.	Revolver	0.500%				5/30/2026	USD	690,589	—	(3,456)	[1,2,3]
GS Acquisitionco, Inc.	First Lien Term Loan	10.998%		SOFR	550	5/30/2026	USD	25,040,032	24,969,079	25,040,032	[1,3,4]
GTCR F Buyer Corp.	Delayed Draw	1.000%				9/6/2030	USD	486,533	(6,082)	(11,675)	[1,2,3,8]
GTCR F Buyer Corp.	Revolver	0.500%				9/6/2029	USD	1,000	(25)	(24)	[1,2,3,8]
GTCR F Buyer Corp.	First Lien Term Loan	11.402%		SOFR	600	9/6/2030	USD	1,556,906	1,519,124	1,519,547	[1,3,4,8]
GuidePoint Security Holdings, LLC	Delayed Draw	1.000%				10/2/2029	USD	704,963	(7,050)	(6,404)	[1,2,3,8]
GuidePoint Security Holdings, LLC	Revolver	0.500%				10/2/2029	USD	477,364	—	(9,115)	[1,2,3,8]
GuidePoint Security Holdings, LLC	First Lien Term Loan	11.315%		SOFR	600	10/2/2029	USD	2,725,857	2,672,880	2,673,810	[1,3,4,8]
HCSS	First Lien Term Loan	10.856%		SOFR	550	11/15/2027	USD	19,850,000	19,559,325	19,850,000	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Help Systems Holdings, Inc.	Second Lien Term Loan	12.351%		SOFR	675	11/19/2027	USD	$10,000,000	$10,000,019	$8,687,968	[1,3,4]
Help Systems Holdings, Inc.	First Lien Term Loan	9.483%		SOFR	400	11/19/2026	USD	9,680,262	9,607,740	9,199,734	[1,4]
HotSchedules	First Lien Term Loan	12.207%		SOFR	675	7/9/2025	USD	1,955,000	1,935,128	1,895,713	[1,3,4]
HPS Technology	First Lien Term Loan	9.658%		SONIA	525	9/15/2027	GBP	7,523,888	9,889,471	9,533,094	[1,3,4,5,8]
HPS Technology	First Lien Term Loan	10.987%		SONIA	575	9/30/2026	GBP	14,442,519	19,242,953	17,748,609	[1,3,4,5,8]
HPS Technology	Delayed Draw	9.658%		BBSW	525	3/9/2029	AUD	2,835,714	1,909,558	1,920,741	[1,3,4,5,8]
HPS Technology	Delayed Draw	10.436%		SONIA	525	3/9/2029	GBP	20,647,157	20,879,957	21,603,063	[1,3,4,5,7,8]
HPS Technology	First Lien Term Loan	12.598%		SOFR	725	10/19/2028	USD	2,272,727	2,228,877	2,265,523	[1,3,4]
HPS Technology	First Lien Term Loan	13.122%		SOFR	750	2/1/2029	USD	1,879,843	1,837,685	1,842,966	[1,3,4,8]
HPS Technology	First Lien Term Loan	11.608%		SOFR	625	5/2/2028	USD	2,200,000	2,160,921	2,166,998	[1,3,4]
HPS Technology	Revolver	0.500%				8/4/2029	USD	250,000	(7,500)	(6,876)	[1,2,3]
HPS Technology	First Lien Term Loan	12.685%		SOFR	725	8/4/2029	USD	2,016,129	1,958,340	1,960,675	[1,3,4]
Hyland Software, Inc.	Revolver	0.500%				9/19/2029	USD	2,659,501	(39,893)	(35,241)	[1,2,3]
Hyland Software, Inc.	First Lien Term Loan	11.356%		SOFR	600	9/19/2030	USD	56,340,499	55,495,391	55,871,958	[1,3,4]
IG Investment Holdings, LLC	Revolver	13.250%		BASE	500	9/22/2028	USD	722,543	144,509	141,224	[1,3,4,7]
IG Investment Holdings, LLC	First Lien Term Loan	11.483%		SOFR	600	9/22/2028	USD	13,591,908	13,348,647	13,530,124	[1,3,4]
Imagine Acquisitionco, Inc.	Delayed Draw	1.000%				11/16/2027	USD	1,607,717	(8,039)	(30,895)	[1,2,3]
Imagine Acquisitionco, Inc.	Revolver	0.500%				11/16/2027	USD	1,157,556	(11,576)	(22,244)	[1,2,3]
Imagine Acquisitionco, Inc.	First Lien Term Loan	10.740%		SOFR	525	11/16/2027	USD	7,108,119	7,037,038	6,971,524	[1,3,4]
Infinite Bidco LLC	First Lien Term Loan	11.879%		CME	625	3/2/2028	USD	16,857,538	16,414,790	16,474,534	[1,3,4]
Invicti Intermediate 2, LLC	Revolver	0.500%				11/16/2027	USD	1,090,909	(21,818)	(18,234)	[1,2,3,8]
IQN Holding Corp.	Revolver	0.500%				5/2/2028	USD	577,540	—	(28,877)	[1,2,3]
IQN Holding Corp.	First Lien Term Loan	10.672%		SOFR	525	5/2/2029	USD	19,463,271	19,386,053	19,463,271	[1,3,4]
IQN Holding Corp.	Delayed Draw	1.000%				5/2/2029	USD	2,020,107	—	—	[1,2,3]
IQN Holding Corp.	Revolver	0.500%				5/2/2028	USD	962,567	(47,838)	(48,128)	[1,2,3]
Ivanti Software, Inc.	Second Lien Term Loan	12.907%		SOFR	725	12/1/2028	USD	7,000,000	6,807,063	5,681,655	[1,4]
Jigsaw Bidco AS	First Lien Term Loan	12.740	% PIK	NOK	800	4/29/2025	NOK	14,475,479	1,587,286	1,417,530	[1,3,4,5,8,9]
Kaseya, Inc.	Delayed Draw	11.619	% PIK	SOFR	600	6/23/2029	USD	4,100,000	219,906	291,656	[1,3,4,7,9]
Kaseya, Inc.	Revolver	10.856	% PIK	SOFR	550	6/23/2029	USD	4,102,073	1,031,563	1,031,563	[1,3,4,7,9]
Kaseya, Inc.	First Lien Term Loan	11.619	% PIK	SOFR	600	6/23/2029	USD	66,943,806	65,941,806	67,613,244	[1,3,4,9]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Kona Buyer, LLC	First Lien Term Loan	10.098%	SOFR	475	12/11/2027	USD	$18,442,206	$18,294,413	$18,438,489	[1,3,4]
KPA Parent Holdings, LLC	Revolver	0.500%			7/19/2026	USD	1,301,731	(24,687)	(23,867)	[1,2,3,8]
KPA Parent Holdings, LLC	First Lien Term Loan	11.456%	SOFR	600	7/19/2026	USD	8,461,255	8,299,544	8,306,122	[1,3,4,8]
LeadsOnline, LLC	Revolver	11.456%	SOFR	625	2/7/2028	USD	1,176,470	158,823	160,174	[1,3,4,7]
LeadsOnline, LLC	First Lien Term Loan	11.745%	SOFR	625	2/7/2028	USD	15,058,816	14,703,611	14,699,634	[1,3,4]
LeadVenture, Inc.	Delayed Draw	1.000%			2/28/2025	USD	2,514,887	(48,956)	(48,028)	[1,2,3]
LeadVenture, Inc.	First Lien Term Loan	10.706%	SOFR	550	2/28/2025	USD	10,059,548	9,868,366	9,867,436	[1,3,4]
Litera Bidco LLC	First Lien Term Loan	11.456%	SOFR	600	5/29/2026	USD	10,591,568	10,534,411	10,591,568	[1,3,4]
Litera Bidco LLC	First Lien Term Loan	10.706%	SOFR	525	5/29/2026	USD	14,090,588	14,014,915	14,090,587	[1,3,4]
LMG Holdings, Inc.	Revolver	0.500%			4/30/2026	USD	285,714	—	89	[1,2,3]
LMG Holdings, Inc.	First Lien Term Loan	11.981%	SOFR	650	4/30/2026	USD	4,608,214	4,562,132	4,608,214	[1,3,4]
LogicMonitor, Inc.	First Lien Term Loan	11.850%	SOFR	650	5/15/2025	USD	670,391	670,391	669,250	[1,3,4,8]
LogicMonitor, Inc.	First Lien Term Loan	11.850%	SOFR	650	5/15/2026	USD	27,937,889	27,937,889	27,890,319	[1,3,4,8]
Lytx, Inc.	Delayed Draw	12.206%	SOFR	675	2/28/2026	USD	5,203,010	5,007,897	5,023,967	[1,3,4]
Lytx, Inc.	First Lien Term Loan	12.206%	SOFR	675	2/28/2026	USD	14,796,990	14,328,367	14,287,805	[1,3,4]
MAG DS Corp.	First Lien Term Loan	10.948%	SOFR	550	4/1/2027	USD	8,310,604	8,060,628	7,876,342	[1,3,4,6]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	11.998%	SOFR	650	7/30/2029	USD	20,500,000	20,365,000	20,013,252	[1,3,4]
ManTech International Corporation	Delayed Draw	11.156%	SOFR	575	9/14/2029	USD	13,367,353	4,570,140	4,879,436	[1,3,4,7]
ManTech International Corporation	Revolver	13.250%	PRIME	850	9/14/2028	USD	6,744,017	421,941	421,941	[1,3,4,7]
ManTech International Corporation	First Lien Term Loan	11.133%	SOFR	575	9/14/2029	USD	54,327,955	53,380,172	54,371,417	[1,3,4]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	12.022%	SOFR	650	7/1/2025	USD	1,884,187	1,872,229	1,865,893	[1,3,4]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	12.184%	SOFR	650	7/1/2025	USD	19,634,300	19,242,289	19,443,668	[1,3,4]
Mercury Bidco LLC	Revolver	0.500%			5/31/2029	USD	2,040,816	(61,224)	(45,501)	[1,2,3]
Mercury Bidco LLC	First Lien Term Loan	12.383%	SOFR	700	5/31/2030	USD	22,901,786	22,250,586	22,556,428	[1,3,4]
MGT Merger Target, LLC	Delayed Draw	12.215%	SOFR	550	4/10/2029	USD	1,408,046	1,408,046	1,393,547	[1,3,4]
MGT Merger Target, LLC	Revolver	0.500%			4/10/2028	USD	3,103,448	682,759	697,132	[1,2,3]
MGT Merger Target, LLC	First Lien Term Loan	12.230%	SOFR	675	4/10/2029	USD	24,908,836	24,238,097	24,276,934	[1,3,4]
Mindbody, Inc.	Revolver	0.500%			2/14/2025	USD	1,428,571	(15,714)	(18,517)	[1,2,3]
Mindbody, Inc.	First Lien Term Loan	12.533%	SOFR	700	2/14/2025	USD	7,003,041	6,862,393	6,912,270	[1,3,4]
MIS Acquisition, LLC	Revolver	0.500%			11/17/2028	USD	2,133,333	(62,457)	(60,919)	[1,2,3]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
MIS Acquisition, LLC	First Lien Term Loan	12.119%	SOFR	675	11/17/2028	USD	$29,866,667	$28,986,176	$29,013,802	[1,3,4]
Navex TopCo, Inc.	First Lien Term Loan	11.107%	SOFR	575	11/8/2030	USD	40,508,492	40,107,314	40,168,197	[1,3,4,8]
Netwrix Corporation And Concept Searching, Inc.	Revolver	10.467%	SOFR	500	6/9/2029	USD	2,870,000	688,800	717,500	[1,3,4,7]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	10.394%	SOFR	500	6/9/2029	USD	36,593,893	36,197,918	36,747,587	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	1.000%			6/9/2029	USD	20,186,308	(173,316)	(74,184)	[1,2,3]
New Era Merger Sub, Inc.	Delayed Draw	11.748%	SOFR	625	10/31/2026	USD	5,156,581	5,024,318	5,097,768	[1,3,4]
New Era Merger Sub, Inc.	Revolver	0.500%			10/31/2026	USD	376,426	—	(4,293)	[1,2,3]
New Era Merger Sub, Inc.	First Lien Term Loan	11.748%	SOFR	625	10/31/2026	USD	4,693,969	4,612,605	4,640,432	[1,3,4]
Newscycle Solutions, Inc.	First Lien Term Loan	12.490%	SOFR	700	2/27/2024	USD	2,268,856	2,262,223	2,259,316	[1,3,4]
Newscycle Solutions, Inc.	First Lien Term Loan	12.448%	SOFR	700	2/27/2024	USD	263,176	246,574	262,069	[1,3,4]
Newscycle Solutions, Inc.	Delayed Draw	12.448%	SOFR	700	2/27/2024	USD	342,399	326,904	340,959	[1,3,4]
NWN Corporation	First Lien Term Loan	13.143%	SOFR	775	11/7/2028	USD	13,175,044	12,817,575	12,830,727	[1,3,4]
OEConnection LLC	Second Lien Term Loan	12.456%	SOFR	700	9/25/2027	USD	5,333,333	5,274,667	5,301,784	[1,3,4]
Options Technology Ltd.	First Lien Term Loan	10.184%	SOFR	475	12/26/2025	USD	9,797,122	9,693,804	9,579,439	[1,3,4]
Oranje Holdco, Inc.	Revolver	0.500%			2/1/2029	USD	1,629,556	(40,739)	(31,968)	[1,2,3]
Oranje Holdco, Inc.	First Lien Term Loan	13.122%	SOFR	750	2/1/2029	USD	13,036,444	12,741,553	12,780,702	[1,3,4]
OSP Hamilton Purchaser, LLC	Delayed Draw	1.000%			12/28/2029	USD	36,897,421	(730,232)	(678,782)	[1,2,3]
OSP Hamilton Purchaser, LLC	Revolver	0.500%			12/28/2029	USD	7,000,000	(137,008)	(128,775)	[1,2,3]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	10.871%	SOFR	550	12/28/2029	USD	48,889,083	47,926,128	47,989,696	[1,3,4]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	13.278%	SOFR	783	7/31/2026	USD	7,203,615	7,103,730	7,096,176	[1,3,4,7]
PC Dreamscape Opco, Inc.	Delayed Draw	11.098%	SOFR	575	4/25/2028	USD	6,537,829	3,167,146	3,169,175	[1,3,4,7]
PC Dreamscape Opco, Inc.	Revolver	0.500%			4/25/2028	USD	1,315,789	—	(26,207)	[1,2,3]
PC Dreamscape Opco, Inc.	First Lien Term Loan	11.098%	SOFR	575	4/25/2028	USD	11,953,947	11,765,115	11,715,857	[1,3,4]
PCS Software, Inc.	Revolver	11.522%	SOFR	600	7/1/2024	USD	363,714	157,609	160,476	[1,3,4,7]
PCS Software, Inc.	First Lien Term Loan	11.498%	SOFR	600	7/1/2024	USD	5,183,146	5,139,216	5,224,000	[1,3,4]
PDI TA Holdings, Inc.	First Lien Term Loan	10.066%	SOFR	450	10/24/2024	USD	9,735,208	9,709,109	9,587,101	[1,3,4]
PDQ.com Corporation	Delayed Draw	10.658%	SOFR	521	8/27/2027	USD	7,266,176	7,075,222	7,266,176	[1,3,4]
PDQ.com Corporation	First Lien Term Loan	10.658%	SOFR	521	8/27/2027	USD	10,607,059	10,479,076	10,607,059	[1,3,4]
PDQ.com Corporation	Delayed Draw	1.000%			8/27/2027	USD	11,921,850	(119,219)	(103,847)	[1,2,3]
PDQ.com Corporation	Revolver	0.500%			8/27/2027	USD	8,343,653	(162,461)	(123,182)	[1,2,3]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
PDQ.com Corporation	First Lien Term Loan	11.176%		SOFR	575	8/27/2027	USD	$18,341,308	$17,990,929	$17,997,891	[1,3,4]
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	11.290%		SOFR	575	5/29/2025	USD	1,271,648	1,249,188	1,259,938	[1,3,4]
Pegasus Global Enterprise Holdings, LLC	First Lien Term Loan	11.290%		SOFR	575	5/29/2025	USD	2,712,919	2,702,791	2,687,936	[1,3,4]
Penn TRGRP Holdings, LLC	Delayed Draw	1.000%				9/29/2030	USD	977,294	—	—	[1,2,3]
Penn TRGRP Holdings, LLC	Revolver	0.500%				9/29/2030	USD	6,289,245	(125,785)	(115,301)	[1,2,3]
Penn TRGRP Holdings, LLC	First Lien Term Loan	13.140	% PIK	SOFR	775	9/29/2030	USD	40,882,353	40,082,540	40,132,852	[1,3,4,9]
Perforce Software, Inc.	First Lien Term Loan	9.206%		SOFR	375	7/1/2026	USD	1,169,814	1,151,022	1,161,040	[1,4]
Phoenix 1 Buyer Corporation	Revolver	0.500%				11/20/2029	USD	5,051,639	(99,937)	(96,474)	[1,2,3,8]
Phoenix 1 Buyer Corporation	First Lien Term Loan	10.867%		SOFR	550	11/20/2030	USD	26,100,135	25,583,066	25,601,686	[1,3,4,8]
Polaris Newco, LLC	Second Lien Term Loan	14.772%		SOFR	900	6/4/2029	USD	13,976,269	13,558,552	13,976,269	[1,3,4]
ProcessUnity Holdings, LLC	Delayed Draw	12.098%		SOFR	675	9/24/2028	USD	1,000,000	987,500	978,274	[1,3,4]
ProcessUnity Holdings, LLC	Revolver	0.500%				9/24/2028	USD	1,000,000	—	(21,726)	[1,2,3]
ProcessUnity Holdings, LLC	First Lien Term Loan	12.106%		SOFR	675	9/24/2028	USD	5,000,000	4,922,717	4,891,372	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	12.098%		SOFR	675	9/24/2028	USD	2,250,000	2,197,557	2,201,117	[1,3,4]
Project Leopard Holdings, Inc.	First Lien Term Loan	10.733%		SOFR	525	7/20/2029	USD	74,117,246	69,834,473	67,385,176	[1,4]
Project Ruby Ultimate Parent Corp.	First Lien Term Loan	10.099%		SOFR	475	3/10/2028	USD	6,937,871	6,737,915	6,738,500	[1,3,4,8]
QF Holdings, Inc.	Delayed Draw	11.733%		SOFR	625	12/15/2027	USD	438,597	433,772	436,357	[1,3,4]
QF Holdings, Inc.	Revolver	11.733%		SOFR	625	12/15/2027	USD	263,158	173,830	174,832	[1,3,4,7]
QF Holdings, Inc.	First Lien Term Loan	11.733%		SOFR	625	12/15/2027	USD	2,192,982	2,168,860	2,181,786	[1,3,4]
Quantic Electronics, LLC	Delayed Draw	11.698%		SOFR	625	11/19/2026	USD	7,285,368	6,241,445	6,155,013	[1,3,4]
Quantic Electronics, LLC	First Lien Term Loan	11.698%		SOFR	625	11/19/2026	USD	8,966,404	8,863,368	8,749,231	[1,3,4]
Quantic Electronics, LLC	Revolver	11.698%		SOFR	625	11/19/2026	USD	928,397	918,740	905,911	[1,3,4]
Quest Software US Holdings, Inc.	First Lien Term Loan	13.033%		SOFR	750	2/1/2030	USD	20,000,000	19,700,000	12,064,300	[1,3,4]
Questel International	First Lien Term Loan	12.475	% PIK	EURIBOR	855	12/17/2027	EUR	11,123,835	12,560,536	11,629,265	[1,3,4,5,7,9]
Quickbase, Inc.	Second Lien Term Loan	13.456%		SOFR	800	4/2/2027	USD	8,653,846	8,558,654	8,602,655	[1,3,4]
Rally Buyer, Inc.	Delayed Draw	11.120%		SOFR	575	7/19/2028	USD	6,358,632	4,568,472	4,629,431	[1,3,4,7]
Rally Buyer, Inc.	Revolver	11.120%		SOFR	575	7/19/2028	USD	3,182,180	572,792	599,170	[1,3,4,7]
Rally Buyer, Inc.	First Lien Term Loan	11.120%		SOFR	575	7/19/2028	USD	22,108,194	21,710,805	21,849,291	[1,3,4]
Ranger Buyer, Inc.	Revolver	0.500%				11/18/2027	USD	1,923,077	—	(46,578)	[1,2,3]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Ranger Buyer, Inc.	First Lien Term Loan	10.706%	SOFR	550	11/18/2028	USD	$22,730,769	$22,503,462	$22,180,214	[1,3,4]
RCS Technology	Delayed Draw	10.698%	SOFR	525	2/3/2026	USD	339,792	338,089	338,541	[1,3,4,8]
RCS Technology	Revolver	10.070%	LIBOR	575	2/3/2026	USD	208,333	90,278	89,511	[1,3,4,7,8]
RCS Technology	First Lien Term Loan	10.698%	SOFR	525	2/3/2026	USD	1,890,972	1,872,192	1,884,014	[1,3,4,8]
RCS Technology	First Lien Term Loan	11.896%	SOFR	600	2/28/2025	USD	2,157,945	2,141,787	2,117,227	[1,3,4,8]
Recorded Future, Inc.	Revolver	0.500%			7/3/2025	USD	178,771	(1,966)	(1,646)	[1,2,3]
Recorded Future, Inc.	First Lien Term Loan	10.707%	SOFR	525	7/3/2025	USD	1,109,220	1,088,670	1,099,005	[1,3,4]
Redwood Services Group, LLC	First Lien Term Loan	11.750%	SOFR	625	6/15/2029	USD	40,290,489	39,607,974	39,630,073	[1,3,4]
Redwood Services Group, LLC	Delayed Draw	11.750%	SOFR	625	6/15/2029	USD	33,817,064	31,814,981	31,799,613	[1,3,4,7]
Renaissance Holding Corp.	First Lien Term Loan	10.098%	SOFR	475	4/7/2030	USD	17,099,863	16,353,888	16,343,422	[1,3,4,8]
Revalize, Inc.	Delayed Draw	11.206%	SOFR	575	4/15/2027	USD	24,232,990	24,013,583	24,310,535	[1,3,4]
Revalize, Inc.	Delayed Draw	11.248%	SOFR	575	4/15/2027	USD	1,021,200	1,021,200	1,024,468	[1,3,4]
Revalize, Inc.	Revolver	11.198%	SOFR	575	4/15/2027	USD	681,000	170,250	172,429	[1,3,4,7]
Riskonnect Parent, LLC	Delayed Draw	1.000%			12/7/2028	USD	30,882,250	(44,118)	308,823	[1,2,3]
Riskonnect Parent, LLC	First Lien Term Loan	10.998%	SOFR	550	12/7/2028	USD	28,764,712	28,060,916	28,868,265	[1,3,4]
RPX Corporation	First Lien Term Loan	10.956%	SOFR	550	10/23/2025	USD	11,311,464	11,183,351	11,226,628	[1,3,4]
Safety Borrower Holdings	Revolver	12.500%	PRIME	425	9/1/2027	USD	677,966	508,475	508,475	[1,3,4,7]
Safety Borrower Holdings	First Lien Term Loan	10.720%	LIBOR	525	9/1/2027	USD	9,171,610	9,088,266	9,171,610	[1,3,4]
SailPoint Technologies, Inc.	Revolver	0.500%			8/16/2028	USD	603,840	(12,077)	—	[1,2,3,8]
Securonix, Inc.	Revolver	0.500%			4/1/2028	USD	2,288,135	(40,042)	(118,394)	[1,2,3]
Securonix, Inc.	First Lien Term Loan	11.768%	SOFR	600	4/1/2028	USD	12,711,865	12,537,907	12,054,119	[1,3,4]
Seismic Software, Inc.	Revolver	0.500%			10/15/2026	USD	272,390	(5,448)	(4,553)	[1,2,3,8]
Seismic Software, Inc.	Delayed Draw	10.240%	SOFR	475	10/15/2026	USD	26,179,592	8,825,801	9,333,844	[1,3,4,7,8]
Serrano Parent, LLC	First Lien Term Loan	11.880%	SOFR	650	5/12/2030	USD	7,336,245	7,174,488	7,181,119	[1,3,4]
SimpliSafe Holding Corporation	Delayed Draw	11.608%	SOFR	625	5/2/2028	USD	4,719,074	1,238,079	1,185,321	[1,3,4,7]
Sonar Acquisitionco, Inc.	Revolver	0.500%			7/7/2028	USD	2,693,750	(53,875)	(24,806)	[1,2,3,8]
Sonar Acquisitionco, Inc.	First Lien Term Loan	10.860%	SOFR	550	7/7/2028	USD	20,406,250	20,069,611	20,218,335	[1,3,4,8]
SSCP Pegasus Bidco Ltd.	First Lien Term Loan	11.307%	SONIA	600	6/16/2028	GBP	3,613,000	4,948,228	4,567,680	[1,3,4,5]
Syntax Systems Ltd.	Delayed Draw	1.000%			10/29/2028	USD	4,950,495	(49,505)	(129,813)	[1,2,3]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Syntax Systems Ltd.	Revolver	10.956%		SOFR	550	10/29/2026	USD	$1,980,198	$1,204,919	$1,162,596	[1,3,4,7]
Syntax Systems Ltd.	First Lien Term Loan	10.956%		SOFR	550	10/29/2028	USD	22,620,202	22,394,000	22,027,047	[1,3,4]
Tamarack Intermediate, LLC	Revolver	11.195%		SOFR	575	3/11/2028	USD	3,023,438	383,929	350,650	[1,3,4,7]
Tamarack Intermediate, LLC	First Lien Term Loan	11.279%		SOFR	575	3/11/2028	USD	18,291,797	18,008,061	18,090,460	[1,3,4]
Tamarack Intermediate, LLC	Delayed Draw	11.251%		SOFR	575	3/11/2028	USD	8,578,125	2,744,643	2,795,507	[1,3,4,7]
Tamarack Intermediate, LLC	First Lien Term Loan	11.322%		SOFR	575	3/11/2028	USD	1,858,594	1,814,034	1,815,287	[1,3,4]
TCP Hawker Intermediate LLC	First Lien Term Loan	11.545%		SOFR	600	8/30/2026	USD	2,953,423	2,898,518	2,897,031	[1,3,4,8]
TCP Hawker Intermediate LLC	Delayed Draw	11.669%		SOFR	600	8/30/2026	USD	1,995,556	10,992	13,450	[1,3,4,7,8]
TCP Hawker Intermediate LLC	Revolver	0.500%				8/30/2026	USD	326,546	—	(6,235)	[1,2,3,8]
Thrive Buyer, Inc.	First Lien Term Loan	11.777%		SOFR	650	1/22/2027	USD	11,612,903	11,306,803	11,322,303	[1,3,4]
Thunder Purchase, Inc.	Revolver	11.248%		SOFR	575	6/30/2027	USD	1,371,868	794,334	783,203	[1,3,4,7,8]
Thunder Purchase, Inc.	Revolver	11.290%		SOFR	575	6/30/2027	USD	346,887	340,077	340,262	[1,3,4,8]
Thunder Purchase, Inc.	Revolver	0.500%				6/30/2027	USD	241,057	(4,734)	(4,604)	[1,2,3]
TigerConnect, Inc.	Delayed Draw	12.272	% PIK	SOFR	675	2/16/2028	USD	983,906	595,163	596,393	[1,3,4,7,9]
TigerConnect, Inc.	Revolver	0.500%				2/16/2028	USD	1,875,000	(37,500)	(3,193)	[1,2,3]
TigerConnect, Inc.	First Lien Term Loan	12.272	% PIK	SOFR	675	2/16/2028	USD	13,125,000	12,922,412	13,141,406	[1,3,4,9]
Trackforce Acquireco, Inc.	Revolver	11.467%		SOFR	600	6/23/2028	USD	1,113,074	422,968	418,270	[1,3,4,7,8]
Trackforce Acquireco, Inc.	First Lien Term Loan	11.467%		SOFR	600	6/23/2028	USD	18,053,004	17,757,401	17,615,747	[1,3,4,8]
Tribute Technology Holdings, LLC	Revolver	11.948%		SOFR	650	10/30/2026	USD	4,882,979	2,408,936	2,298,786	[1,3,4,7,8]
Trident Maritime Systems, Inc.	First Lien Term Loan	10.998%		SOFR	550	2/26/2027	USD	16,940,561	16,745,688	16,583,741	[1,3,4]
Trintech, Inc.	Revolver	11.855%		SOFR	650	7/25/2029	USD	3,499,534	894,881	902,819	[1,3,4,7]
Trintech, Inc.	First Lien Term Loan	11.855%		SOFR	650	7/25/2029	USD	45,494,780	44,193,472	44,233,132	[1,3,4]
TSYL Corporate Buyer, Inc.	Delayed Draw	1.000%				12/19/2028	USD	17,000,000	(253,834)	(255,000)	[1,2,3]
TSYL Corporate Buyer, Inc.	Revolver	0.500%				12/19/2028	USD	3,500,000	(52,022)	(52,500)	[1,2,3]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	10.385%		SOFR	500	12/19/2028	USD	4,500,000	4,432,970	4,432,500	[1,3,4]
U.S. Hospitality Publishers, Inc.	Revolver	0.500%				12/17/2025	USD	526,316	—	(12,457)	[1,2,3]
U.S. Hospitality Publishers, Inc.	First Lien Term Loan	12.456%		SOFR	700	12/17/2025	USD	5,059,211	4,950,550	4,939,464	[1,3,4]
U.S. Hospitality Publishers, Inc.	Delayed Draw	12.456%		SOFR	700	12/17/2025	USD	6,755,481	6,584,608	6,595,586	[1,3,4]
User Zoom Technologies, Inc.	First Lien Term Loan	12.486%		SOFR	700	4/5/2029	USD	37,896,774	37,403,810	37,327,816	[1,3,4]

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
User Zoom Technologies, Inc.	First Lien Term Loan	12.986%		SOFR	750	4/5/2029	USD	$9,500,000	$9,244,391	$9,357,373	[1,3,4]
Vensure Employer Services, Inc.	Delayed Draw	10.635%		SOFR	525	3/26/2027	USD	4,888,889	4,816,415	4,815,556	[1,3,4]
Vensure Employer Services, Inc.	Delayed Draw	1.000%				3/26/2027	USD	35,111,111	(522,966)	(526,667)	[1,2,3]
Wilson Electronics Holdings, LLC	First Lien Term Loan	12.390%		SOFR	703	5/17/2027	USD	26,806,318	26,496,371	26,328,747	[1,3,4]
Wilson Electronics Holdings, LLC	Delayed Draw	1.000%				5/17/2027	USD	9,226,000	—	(153,287)	[1,2,3]
WorkForce Software, LLC	Revolver	0.500%				7/31/2025	USD	463,235	—	(9,481)	[1,2,3,9]
WorkForce Software, LLC	First Lien Term Loan	12.822	% PIK	SOFR	725	7/31/2025	USD	4,603,853	4,524,985	4,521,142	[1,3,4,9]
Xactly Corporation	First Lien Term Loan	12.772%		SOFR	725	7/31/2025	USD	31,524,544	31,064,299	31,313,118	[1,3,4]
Zendesk, Inc.	Delayed Draw	1.000%				11/22/2028	USD	461,957	(5,781)	(3,573)	[1,2,3]
Zendesk, Inc.	First Lien Term Loan	11.610%		SOFR	625	11/22/2028	USD	1,880,343	1,859,193	1,865,798	[1,3,4]
									2,956,671,791	2,931,139,306
Utilities — 0.2%
EDPO, LLC	Delayed Draw	1.000%				12/8/2027	USD	713,333	(5,367)	—	[1,2,3,8]
Hamilton Projects Acquiror, LLC	First Lien Term Loan	9.970%		SOFR	450	6/17/2027	USD	3,214,597	2,991,720	3,233,434	[1,4]
Water Holdings Acquisition, LLC	Revolver	10.698%		SOFR	525	12/18/2026	USD	1,285,714	986,794	925,738	[1,3,4,7]
Water Holdings Acquisition, LLC	First Lien Term Loan	10.698%		SOFR	525	12/18/2026	USD	26,880,000	26,492,743	26,409,600	[1,3,4]
Water Holdings Acquisition, LLC	Delayed Draw	10.698%		SOFR	525	12/18/2026	USD	4,105,212	265,707	215,563	[1,3,4,7]
Water Holdings Acquisition, LLC	Delayed Draw	10.716%		SOFR	525	12/18/2026	USD	287,404	282,440	282,375	[1,3,4]
Water Holdings Acquisition, LLC	Delayed Draw	1.000%				12/18/2026	USD	3,817,808	(65,800)	(66,811)	[1,2,3]
Water Holdings Acquisition, LLC	Revolver	10.716%		SOFR	525	12/18/2026	USD	1,018,952	946,008	945,078	[1,3,4]
Water Holdings Acquisition, LLC	Revolver	0.500%				12/18/2026	USD	884,274	(63,158)	(64,110)	[1,2,3]
									31,831,087	31,880,867
Total Senior Secured Loans									12,246,438,851	12,176,989,613

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles — 42.4%
Investment Partnerships — 4.6%
AG Direct Lending Fund II (Unlevered), L.P.						USD	N/A	$17,057,353	$18,922,243	[1,10]
AG Direct Lending Fund II, L.P.						USD	N/A	16,126,441	18,977,504	[1,10]
AG Direct Lending Fund III, L.P.						USD	N/A	12,420,343	12,172,577	[1,10]
AG DLI, L.P.						USD	N/A	—	1,288,483	[1,10]
AG GTDL Fund II, L.P.						USD	N/A	17,208,357	19,022,707	[1,10]
AG GTDL Fund, L.P.						USD	N/A	443,248	614,552	[1,10]
AG KFHDL Fund, L.P.						USD	N/A	449,160	614,989	[1,10]
AG Twinbrook Origination Fund I, L.P.						USD	N/A	25,000,000	27,405,207	[1,10]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	60,943,239	58,233,677	[1,10]
Ares Commercial Finance Feeder (B) LP						USD	N/A	13,131,161	13,941,311	[1,10]
Ares Commercial Finance LP						USD	N/A	15,404,552	19,489,831	[1,10]
Ares Priority Loan Co-Invest LP						USD	N/A	26,625,000	27,478,993	[1,10]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	4,845,848	5,727,371	[1,10]
Barings CMS Fund, LP						USD	N/A	3,000,000	12,659	[1,10]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	4,989,755	5,585,607	[1,10]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	21,407,659	22,332,338	[1,10]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	13,085,992	14,701,423	[1,10]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	7,927,112	9,280,237	[1,10]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	55,374,559	59,551,955	[1,10]
KKR Institutional Middle Market Fund						USD	N/A	135,000,000	138,429,000	[1,10]
Marlin Credit Opportunities Fund, L.P.						USD	N/A	93,134,983	85,532,386	[1,10]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,594,048	1,529,313	[1,10]
Providence Debt Fund III (Non-US) L.P.						USD	N/A	4,764,765	5,761,640	[1,10]
Raven Asset-Based Credit Fund II LP						USD	N/A	15,171,651	16,647,518	[1,10]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	46,280,581	43,371,814	[1,10]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	6,919,665	7,371,197	[1,10]
Thompson Rivers LLC						USD	N/A	6,889,825	3,222,782	[1,10]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	33,750,000	33,387,367	[1,10]
Vista Credit Partners Fund III, L.P.						USD	N/A	36,264,891	38,908,975	[1,10]
VPC Credit Origination Fund, LP						USD	N/A	1,000,000	1,175,315	[1,10]
Waccamaw River LLC						USD	N/A	12,518,065	9,381,468	[1,10]
								708,728,253	720,072,439
Joint Ventures — 0.6%
FBLC Senior Loan Fund LLC						USD	N/A	78,562,000	77,008,859	[1,10]
Middle Market Credit Fund II, LLC						USD	N/A	12,708,191	13,181,227	[1,10]
								91,270,191	90,190,086

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies — 15.4%
26North BDC, Inc.						USD	N/A	$5,000,000	$5,154,521	[1,10]
AGTB BDC Holdings, LP						USD	4,950,891	125,000,000	129,312,838	[1,10]
Ares Strategic Income Fund						USD	3,820,632	100,000,000	105,048,598	[1,10]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	96,154,267	[1,10]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	933,986,870	[1,10]
Blue Owl Core Income Corp.						USD	16,163,843	150,000,000	153,509,327	[1,10]
Blue Owl Technology Finance Corp.						USD	2,119,509	35,000,000	36,842,578	[1,10]
Blue Owl Technology Finance Corp. II						USD	3,285,002	47,652,353	50,673,922	[1,10]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	49,738,050	[1,10]
Carlyle Secured Lending III						USD	276,971	5,590,000	5,949,773	[1,10]
Franklin BSP Lending Corporation						USD	5,283,172	30,483,901	39,395,885	[1,10]
Golub Capital BDC 4, Inc.						USD	5,993,455	89,901,821	90,806,695	[1,10]
Golub Capital Direct Lending Corporation						USD	3,303,052	49,500,000	49,923,710	[1,10]
Golub Capital Private Credit Fund						USD	N/A	200,000,000	200,000,000	[1,10]
KKR FS Income Trust						USD	2,091,712	59,500,000	60,875,629	[1,10]
Morgan Stanley Direct Lending Fund						USD	2,182,590	45,500,000	46,470,252	[1,10]
New Mountain Guardian III BDC, L.L.C.						USD	10,000,000	100,000,000	99,599,518	[1,10]
New Mountain Guardian IV BDC, L.L.C.						USD	1,750,000	17,500,000	18,365,633	[1,10]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	37,771,741	[1,10]
Sixth Street Lending Partners						USD	625,828	15,609,630	17,624,435	[1,10]
Stellus Private Credit BDC Feeder LP						USD	N/A	17,116,145	17,912,061	[1,10]
Stone Point Credit Corporation						USD	1,954,183	37,753,642	38,317,481	[1,10]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	N/A	50,000,000	50,618,120	[1,10]
TCW Direct Lending VIII LLC						USD	N/A	33,014,871	32,294,200	[1,10]
Varagon Capital Corporation						USD	1,925,963	19,296,490	18,770,633	[1,10]
Vista Credit Strategic Lending Co.						USD	N/A	16,323,311	16,510,708	[1,10]
								2,335,342,164	2,401,627,445
Private Collateralized Loan Obligations — 20.0%
ABPCI Pacific Funding LP					5/31/2031	USD	N/A	120,437,500	127,489,980	[1,10]
Antares Loan Funding I Ltd.					6/15/2034	USD	N/A	103,200,000	114,474,954	[1,10]
Antares Loan Funding I Ltd.		10.576%	SOFR	525	2/17/2032	USD	29,600,000	29,600,000	29,600,000	[1,3,4]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	616,912,482	637,663,611	[1,10]
Comvest Structured Note Issuer I LLC					11/17/2035	USD	N/A	240,603,187	245,071,988	[1,10]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	110,003,995	120,297,911	[1,10]
Palisades CLO, LLC					5/15/2033	USD	N/A	120,306,230	132,035,851	[1,10]
Private Credit Fund C-1 HLDCO LLC					5/31/2033	USD	N/A	44,101,705	46,527,251	[1,10]
Raven Senior Loan Fund LLC					12/31/2099	USD	N/A	467,597,209	494,688,661	[1,10]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	917,923,144	949,585,918	[1,10]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	203,077,228	205,800,822	[1,10]
								2,973,762,680	3,103,236,947

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Equity — 0.0%
26North Direct Lending Management						USD	N/A	$6,667	$6,667	[1,3]
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	837,017	4,713,751	[1,3]
CSL III Advisor LLC						USD	N/A	25,000	698,415	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	50,000	[1,10]
Stellus Private BDC Advisor, LLC						USD	N/A	—	1,302,524	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	20,000	[1,3]
								938,684	6,791,357
Special Purpose Vehicle for Common Equity — 0.3%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	11,491,654	11,422,923	[1,10]
GTCR (D) Investors LP						USD	N/A	1,493	1,493	[1,10]
Kelso X Tailwind Co-Investment LP						USD	N/A	800	800	[1,10]
KWOL Co.-Invest LP						USD	N/A	22,500,000	22,842,586	[1,10]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,865,889	1,865,889	[1,10]
Varsity Healthcare Partners VetEvolve						USD	1	3,010,526	3,106,203	[1,10]
								38,870,362	39,239,894
Special Purpose Vehicle for Preferred Equity — 0.5%
CCOF Alera Aggregator, L.P.						USD	N/A	9,700,000	11,104,385	[1,10]
CCOF Sierra II, L.P.						USD	N/A	15,626,083	18,337,899	[1,10]
Chilly HP SCF Investor, LP						USD	N/A	1,980,197	2,259,943	[1,10]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	21,094,092	25,341,599	[1,10]
Minerva Co-Invest, L.P.						USD	N/A	14,720,019	16,195,800	[1,10]
NB Capital Solutions Co-Invest Wolverine						USD	N/A	8,275,406	8,420,792	[1,10]
								71,395,797	81,660,418
Special Purpose Vehicle for Senior Secured Loans — 0.6%
17Capital Co-Invest (B) SCSp						EUR	N/A	25,090,931	24,822,986	[1,5,10]
HPS Capricorn Co-Invest						EUR	N/A	32,683,299	33,247,946	[1,5,10]
Piccadilly Co-Invest, L.P.						USD	N/A	56,181,428	57,973,589	[1,10]
Proxima Co-Invest, L.P.						USD	N/A	9,833,327	10,271,792	[1,10]
								123,788,985	126,316,313
Special Purpose Vehicle for Subordinated Debt — 0.2%
Luther Co-Invest, L.P.						USD	N/A	22,043,366	23,006,534	[1,10]
Total Private Investment Vehicles								6,366,140,482	6,592,141,433

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Collateralized Loan Obligations — 2.0%
ABPCI Direct Lending Fund CLO X LP		16.147%		SOFR	1073	1/20/2032	USD	12,000,000	$11,469,488	$12,043,389	[1,3,4,6,11]
ABPCI Direct Lending Fund CLO XII Ltd.		15.070%		SOFR	968	4/29/2035	USD	7,500,000	7,206,439	7,525,274	[1,3,4,6,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		14.041%		SOFR	860	10/30/2035	USD	5,000,000	4,900,000	4,900,852	[1,3,4,6,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		11.841%		SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,098,420	[1,3,4,6,11]
Barings Middle Market CLO 2023-II Ltd.		14.003%		SOFR	867	1/20/2032	USD	10,900,000	10,791,000	10,791,000	[1,3,4,6,11]
Barings Private Credit Corp. CLO 2023-1 Ltd.		11.757%		SOFR	635	7/15/2031	USD	6,000,000	6,000,000	5,987,968	[1,3,4,6,11]
BlackRock Elbert CLO V LLC		24.000%				6/15/2034	USD	39,500,000	39,500,000	32,486,145	[1,3,6,12]
BlackRock Elbert CLO V LLC		14.085%		SOFR	870	6/15/2034	USD	13,000,000	12,632,030	12,091,690	[1,4,6,11]
Deerpath Capital CLO 2023-2, Ltd.		11.951%		SOFR	660	1/15/2036	USD	11,000,000	11,000,000	11,000,000	[1,3,4,6,11]
Golub Capital Partners CLO		11.408%		SOFR	600	10/23/2023	USD	13,950,000	13,950,000	13,938,762	[1,3,4,6,11]
HPS Private Credit CLO 2023-1 LLC		15.112%		SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,525,301	[1,4,6,11]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.941%		SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,345,584	[1,3,4,6,11]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.821%		SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,499,046	[1,3,4,6,11]
MetroNet Infrastructure Issuer LLC		12.210%		7-Year Treasury	765	10/20/2053	USD	130,109,000	130,109,000	130,109,000	[1,3,4]
MetroNet Infrastructure Issuer LLC		9.110%		7-Year Treasury	455	10/20/2053	USD	30,000,000	30,000,000	30,000,000	[1,3,4]
Monroe Capital MML CLO IX Ltd.		14.374%		LIBOR	870	10/22/2031	USD	10,000,000	9,750,158	9,742,411	[1,3,4,6,11,13]
Monroe Capital MML CLO VII Ltd.		12.883%		LIBOR	725	11/22/2030	USD	2,910,000	2,627,886	2,715,040	[1,3,4,6,11]
Monroe Capital MML CLO VIII, Ltd.		25.000%				11/22/2033	USD	15,000,000	14,684,811	8,849,474	*,1,6,11,12
Total Collateralized Loan Obligations									329,907,662	317,649,356

Preferred Stocks — 0.6%
Consumer Discretionary — 0.0%
3 Step Holdings, LLC Series D							USD	61	1,000	1,000	[1,3]
Health Care — 0.2%
nThrive, Inc., Series A-2 Preferred		11.000	% PIK				USD	15,000	14,550,000	14,341,270	[1,3,9]
Propharma, LLC	Jayhawk Intermediate LLC, Series B Preferred	13.000	% PIK				USD	17,500	16,975,000	17,500,000	[1,3,9,14]
									31,525,000	31,841,270
Industrials — 0.1%
Apex Service Partners Series B							USD	36	1,000	1,000	[1,3]
Atomic Transport, LLC	Atomic Blocker, LLC, Class A Preferred	8.500	% PIK				USD	2,500	1,783,004	2,416,861	[1,3,9,15]
Atomic Transport, LLC	Atomic Blocker, LLC, Class A-2 Preferred	15.350	% PIK				USD	875	857,500	875,000	[1,3,9]
FSG Acquisition, LLC, - Senior Preferred		12.250	% PIK				USD	11,250,000	10,968,750	11,208,603	[1,3,9]
OHCP Silver Surfer Holdings Corp. - Series B Preferred		14.000	% PIK				USD	7,500	7,275,000	7,275,000	[1,3,9]
S4T Holdings Corp.	Vistria ESS Holdings, LLC, Class A Preferred	8.000	% PIK				USD	200	100,000	95,226	[1,3,9,16]
Secret Aggregator 1 Limited							GBP	984,176	1,227,003	1,254,526	[1,3,5]
									22,211,257	23,125,216
Technology — 0.3%
GS Holder, Inc. Preferred		17.360	% PIK				USD	15,000	14,550,000	15,000,000	[1,3,9]
GS Holder, Inc. Preferred		17.380	% PIK				USD	10,000	9,700,000	10,000,000	[1,3,9]
Mandolin Technology Holdings, Inc. - Series A Preferred		10.500	% PIK				USD	6,500	6,305,000	6,383,503	[1,3,9]
Riskonnect Parent, LLC - Series B Preferred		15.880	% PIK				USD	11,000	10,780,000	11,000,000	[1,3,9]
									41,335,000	42,383,503
Total Preferred Stocks									95,072,257	97,350,989

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Inves`tment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost	Fair Value	Footnotes
Subordinated Debt — 0.1%
Financials — 0.1%
KWOR Intermediate I, Inc.	First Lien Term Loan	10.500	% PIK	SOFR	975	12/21/2029	USD	6,938,554		$6,788,206	$6,905,213	[1,3,4,9]
OTR Midco, LLC		12.000%				2/22/2027	USD	5,500,000		5,500,000	5,500,000	[1,3]
										12,288,206	12,405,213
Health Care — 0.0%
PAW Midco, Inc.	First Lien Term Loan	11.500	% PIK			12/22/2031	USD	1,340,265		1,323,860	1,198,752	[1,3,9]
PPV Intermediate Holdings LLC	First Lien Term Loan	13.250	% PIK	SOFR	575	8/31/2030	USD	6,476,718		6,137,614	5,931,271	[1,3,4,7,9]
										7,461,474	7,130,023
Materials — 0.0%
Comar Holding Company	First Lien Term Loan	11.750%				9/17/2024	USD	3,500,000		3,460,581	3,436,878	[1,3]
Total Subordinated Debt										23,210,261	22,972,114

Common Stocks — 0.1%
Consumer Discretionary — 0.0%
A1 Garage Blocker Aggregator, LP							USD	1,500		1,500,000	2,654,175	[1,3]
New Churchill Holdco LLC							USD	10		1,000	1,000	[1,3]
Vertex Service Partners, LLC							USD	N/A		1,000	1,000	[1,3]
										1,502,000	2,656,175
Consumer Staples — 0.0%
City Line Distributors LLC - CLASS A							USD	50,000		50,000	50,000	[1,3]

Financials — 0.1%
Forbright, Inc.							USD	280,309		3,611,111	10,148,724	[1,3]
Inszone Mid, LLC							USD	N/A		1,000	1,000	[1,3]
Maple Acquisition Holdings, LP (Class A-2)							USD	50		1,000	1,000	[1,3]
										3,613,111	10,150,724
Health Care — 0.0%
GSV PracticeTek Holdings, LLC, Class A							USD	45,704		50,000	50,000	[1,3]
Prolacta Bioscience Inc. (Class A-3)							USD	3,958,334		3,992,815	3,992,816	[1,3]
WCI-BXC Investment Holdings LP							USD	1,000		1,001	1,000	[1,3]
										4,043,816	4,043,816
Industrials — 0.0%
Apex Service Partners Series B							USD	36		1,000	1,0000	[1,3]
Atomic Transport, LLC	Atomic Blocker, LLC, Class W Common						USD	2,188		654,496	1,123,467	[1,3,15]
Plimpton & Hills							USD	1,000		1,000	1,000	[1,3]
Secret Aggregator 1 Limited							GBP	285		355	363	[1,3,5]
S4T Holdings Corp.	Vistria ESS Holdings, LLC, Class A Common						USD	200		100,000	314,755	[1,3,16]
										756,851	1,440,585
Total Common Stocks										9,965,778	18,341,300

Warrants — 0.1%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $41,575.39
Expiration Date: 6/29/2029							USD	1	**	—	35,633	[1,3]
Service Compression, LLC - Series A-16
Exercise Price: $1.65
Expiration Date: 5/6/2028							USD	1	**	—	478,809	[1,3]
										—	514,442
Health Care — 0.1%
ADMA Biologics, Inc.
Exercise Price: $1.65
Expiration Date: 3/23/2029							USD	1,300,435	**	—	4,368,143	[1,3]
ADMA Biologics, Inc.
Exercise Price: $3.26
Expiration Date: 4/30/2030							USD	335,353	**	—	985,532	[1,3]
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033							USD	1	**	—	—	[1,3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029							USD	219,298	**	—	349,409	[1,3]
										—	5,703,084

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost	Fair Value	Footnotes
Warrants (Continued)
Technology — 0.0%
Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)
Exercise Price: $40.80
Expiration Date: 6/13/2024						USD	21,640	**	$1,152,261	$992,952	[1,3]
Measurabl, Inc. (via a participation with Multiplier Capital, LLC)
Exercise Price: $18.20
Expiration Date: 4/20/2032						USD	1	**	—	280,001	[1,3]
									1,152,261	1,272,953
Total Warrants									1,152,261	7,490,479

Short-Term Investments — 4.2%
State Street Institutional U.S. Government Money Market Fund		5.233%				USD	645,479,290		645,479,290	645,479,290	[1,17]
Total Short-Term Investments									645,479,290	645,479,290
Total Investments — 127.8%									$19,717,366,842	19,878,414,574
Senior Notes (net of deferred offering costs of $16,457,925 - (20.5)%										(3,178,846,609)
Liabilities Less Other Assets — (7.3)%										(1,139,975,909)
Net Assets — 100.0%										$15,559,592,056

Reverse Repurchase Agreements — (0.0)%
Agreement with Deutsche Bank AG, 7.225%, dated 12/21/2023, to be repurchased at $4,353,071 on 3/21/2024, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 1/22/22/2031, with a total value of $9,742,411							(4,275,000)		(4,275,000)	(4,275,000)
Total Reverse Repurchase Agreements									(4,275,000)	(4,275,000)

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK - Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

US - United States

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BASE – Base rate as defined in the credit agreement

BBSW - Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

BKBM – New Zealand 90-Day Bank Bill Rate

CDOR – Canadian Dollar Offered Rate

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PRIME - Prime Lending Rate

SOFR – Secured Overnight Financiang Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]	As of December 31, 2023 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $19,878,414,574 as of December 31, 2023. See Note 2, subsection Senior Notes of the Notes to Consolidated Schedule of Investments for additional information.
[2]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[3]	Value was determined using significant unobservable inputs.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[6]	Callable.
[7]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[8]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[9]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[10]	Investment valued using net asset value per share as practical expedient.
[11]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $125,054,211, which represents 0.8% of total net assets of the Fund.
[12]	Variable rate security. Rate shown is the rate in effect as of period end.
[13]	All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $9,742,411 as of December 31, 2023. See note 2 for additional information.
[14]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[15]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[16]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[17]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,090,931
26North BDC, Inc.	10/11/2023	5,000,000
ABPCI Pacific Funding LP	6/9/2022	120,437,500
AG Direct Lending Fund II (Unlevered), L.P.	3/31/2022	17,057,353
AG Direct Lending Fund II, L.P.	3/31/2020	16,126,441
AG Direct Lending Fund III, L.P.	6/28/2019	12,420,343
AG DLI, L.P.	3/31/2022	-
AG GTDL Fund II, L.P.	3/31/2022	17,208,357
AG GTDL Fund, L.P.	3/31/2022	443,248
AG KFHDL Fund, L.P.	3/31/2022	449,160
AG Twinbrook Origination Fund I, L.P.	4/14/2023	25,000,000
AGTB BDC Holdings, LP	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	103,200,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	60,943,239
Ares Commercial Finance Feeder (B) LP	7/25/2023	13,131,161
Ares Commercial Finance LP	3/31/2021	15,404,552
Ares Priority Loan Co-Invest LP	1/25/2023	26,625,000
Ares Strategic Income Fund	12/5/2022	100,000,000
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	4,845,848
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund, LP	12/28/2021	3,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	616,912,482
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	11,491,654
Blue Owl Core Income Corp.	7/29/2021	150,000,000
Blue Owl Technology Finance Corp.	9/24/2020	35,000,000
Blue Owl Technology Finance Corp. II	12/30/2021	47,652,353
Carlyle Credit Solutions, Inc.	10/25/2022	50,000,000
Carlyle Secured Lending III	9/28/2022	5,590,000
CCOF Alera Aggregator, L.P.	4/25/2023	9,700,000
CCOF Sierra II, L.P.	8/2/2022	15,626,083
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	240,603,187
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	4,989,755
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	21,407,659
Endurance II Co-Invest, L.P.	8/24/2020	81,678
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Lending Corporation	1/20/2021	30,483,901
Golub Capital BDC 4, Inc.	4/21/2022	89,901,821
Golub Capital Direct Lending Corporation	7/13/2021	49,500,000
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GTCR (D) Investors LP	9/19/2023	1,493
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	13,085,992
HPS Capricorn Co-Invest	12/18/2023	32,683,299
HPS Mezzanine Partners 2019, L.P.	11/16/2020	7,927,112
HPS Mint Co-Invest Fund, L.P.	5/25/2022	21,094,092
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	55,374,559
Kelso X Tailwind Co-Invest L.P.	9/11/2023	800
KKR FS Income Trust	6/30/2023	59,500,000
KKR Institutional Middle Market Fund	10/16/2023	135,000,000
KWOL Co.-Invest LP	11/20/2023	22,500,000
Luther Co-Invest, L.P.	7/15/2022	22,043,366

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Marlin Credit Opportunities Fund, L.P.	5/21/2021	93,134,983
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest, L.P.	2/11/2022	14,720,019
Morgan Stanley Direct Lending Fund	7/16/2021	45,500,000
NB Capital Solutions Co-Invest Wolverine	11/15/2023	8,275,406
New Mountain Guardian III BDC, L.L.C.	3/27/2020	100,000,000
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	17,500,000
NXT Capital Structured Note I LLC	1/26/2022	110,003,995
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,594,048
OHA Private Credit Advisors, LLC	8/16/2023	50,000
Palisades CLO, LLC	4/18/2023	120,306,230
Piccadilly Co-Invest, L.P.	4/17/2023	56,181,428
Private Credit Fund C-1 HLDCO LLC	7/11/2023	44,101,705
Providence Debt Fund III (Non-US) L.P.	3/31/2021	4,764,765
Proxima Co-Invest, L.P.	11/2/2021	9,833,327
Raven Asset-Based Credit Fund II LP	9/21/2021	15,171,651
Raven Senior Loan Fund LLC	5/5/2022	467,597,209
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
Silver Point Loan Funding, LLC	3/22/2022	917,923,144
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	46,280,581
Sixth Street Lending Partners	8/31/2022	15,609,630
Stellus Private Credit BDC Feeder LP	1/31/2022	17,116,145
Stone Point Credit Corporation	12/30/2022	37,753,642
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	6,919,665
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	50,000,000
TCW Direct Lending VIII LLC	1/31/2022	33,014,871
THL Fund IX Investor Plymouth II LP	8/31/2023	1,865,889
Thompson Rivers LLC	6/29/2021	6,889,825
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	33,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	203,077,228
Varsity Healthcare Partners VetEvolve	10/11/2023	3,010,526
Vista Credit Partners Fund III, L.P.	9/15/2021	36,264,891
Vista Credit Strategic Lending Co.	10/10/2023	16,323,311
VPC Credit Origination Fund, LP	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	12,518,065
Total		$6,335,733,476

See accompanying Notes to Consolidated Schedule of Investmenst.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Swap Contracts

As of December 31, 2023 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	$650,000,000	$-	$(21,857,950)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(4,265,913)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	34,000,000	-	136,508
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	-	1,344,541
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	-	139,694
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	-	2,698,213
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	-	622,595
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	-	1,667,686
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	-	77,479
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	-	(409,726)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	-	1,308,211
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	-	2,431,712
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	-	(1,244,270)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	-	(999,043)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	-	(1,315,188)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	-	(2,860,978)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	-	(72,120)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	-	(706,613)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	-	5,559,754
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	-	5,119,309
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	-	9,930,633
TOTAL INTEREST RATE SWAPS						$(2,695,466)

[1]	Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

[2]	Reset daily with a five business day look back.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value at	Value at	Unrealized
		Currency	Settlement	Amount	Opening Date of	December 31,	Appreciation
Currency Sold	Counterparty	Purchased	Date	Sold	Contract	2023	(Depreciation)
Australian Dollars	State Street	USD	February 23, 2024	$(4,368,176)	$(2,882,516)	$(2,981,902)	$(99,386)
Australian Dollars	State Street	USD	March 05, 2024	(2,824,908)	(1,856,784)	(1,928,874)	(72,090)
Australian Dollars	State Street	USD	March 28, 2024	(13,638,401)	(9,337,531)	(9,318,903)	18,628
Australian Dollars	State Street	USD	May 17, 2024	(19,197,008)	(12,557,339)	(13,127,635)	(570,296)
British Pound	State Street	USD	January 31, 2024	(10,720,209)	(13,683,835)	(13,667,129)	16,706
British Pound	State Street	USD	February 09, 2024	(19,097,326)	(24,140,384)	(24,348,089)	(207,705)
British Pound	State Street	USD	February 23, 2024	(854,675)	(1,038,994)	(1,089,737)	(50,743)
British Pound	State Street	USD	February 28, 2024	(16,459,753)	(20,862,572)	(20,986,823)	(124,251)
British Pound	State Street	USD	March 14, 2024	(5,529,552)	(7,033,037)	(7,050,858)	(17,821)
British Pound	State Street	USD	March 28, 2024	(66,663,297)	(85,023,702)	(85,009,114)	14,588
Canadian Dollars	State Street	USD	January 31, 2024	(91,780,094)	(68,101,746)	(69,296,247)	(1,194,501)
Canadian Dollars	State Street	USD	February 16, 2024	(187,251)	(137,973)	(141,412)	(3,439)
Canadian Dollars	State Street	USD	February 20, 2024	(651,638)	(475,616)	(492,147)	(16,531)
Canadian Dollars	State Street	USD	March 11, 2024	(11,495,318)	(8,481,063)	(8,683,955)	(202,892)
Canadian Dollars	State Street	USD	March 28, 2024	(36,907,712)	(27,936,261)	(27,888,006)	48,255
Euro	State Street	USD	January 17, 2024	(5,756,538)	(6,445,337)	(6,360,223)	85,114
Euro	State Street	USD	January 31, 2024	(63,327,046)	(68,659,511)	(70,003,798)	(1,344,287)
Euro	State Street	USD	February 09, 2024	(3,586,722)	(3,972,079)	(3,966,288)	5,791
Euro	State Street	USD	February 29, 2024	(26,953,425)	(29,706,709)	(29,830,446)	(123,737)
Euro	State Street	USD	March 11, 2024	(2,778,812)	(3,006,675)	(3,076,781)	(70,106)
Euro	State Street	USD	March 13, 2024	(29,381,224)	(31,792,541)	(32,534,344)	(741,803)
Euro	State Street	USD	March 15, 2024	(14,995,610)	(16,435,189)	(16,606,234)	(171,045)
Euro	State Street	USD	March 18, 2024	(30,000,000)	(32,871,000)	(33,226,189)	(355,189)
Euro	State Street	USD	March 28, 2024	(119,571,789)	(132,133,904)	(132,483,645)	(349,741)
Euro	State Street	USD	June 04, 2024	(3,399,429)	(3,711,803)	(3,777,226)	(65,423)
New Zealand Dollar	State Street	USD	March 27, 2024	(6,347,330)	(4,011,602)	(4,013,250)	(1,648)
Norwegian Krone	Marlin Equity Partners	USD	February 15, 2024	(13,125,000)	(1,276,006)	(1,293,281)	(17,275)
Swedish Krona	Marlin Equity Partners	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,125,423)	154,106

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(618,851,238)	$(624,307,959)	$(5,456,721)

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Notes to Consolidated Schedule of Investments
December 31, 2023 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as a diversified interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of December 31, 2023.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF SPV were $4,114,107,426, or approximately 26.44% of the Fund’s total net assets.

On April 15, 2021, MCCW Holdings, LLC (“CCLF MCCW”) was formed as a limited liability company, and it is a wholly owned subsidiary of CCLF SPV. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF MCCW were $333,308,084, or approximately 2.14% of the Fund’s total net assets and are included in the net assets of CCLF SVP.

On May 25, 2021, CCLF Holdings LLC (“CCLF HOLD”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF HOLD were $22,393,739, or approximately 0.14% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF HOLD (D1) were $15,265,165, or approximately 0.10% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D2). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF HOLD (D2) were $939,789,191, or approximately 6.04% of the Fund’s total net assets.

On March 16, 2022, CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D3). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF HOLD (D3) were $12,795,323, or approximately 0.08% of the Fund’s total net assets.

On June 14, 2022, KCLF Holdings LLC (“KCLF Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of KCLF Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the KCLF Holdings were $679,687,604, or approximately 4.37% of the Fund’s total net assets.

On July 25, 2022, 1585 Koala Holdings, LLC (“Koala Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of Koala Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the Koala Holdings were $66,732,941, or approximately 0.43% of the Fund’s total net assets.

On February 1, 2023, CW Point LLC (“CW Point”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CW Point. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CW Point were $111,753,870, or approximately 0.72% of the Fund’s total net assets.

On February 8, 2023, CCLF Holdings (D6) LLC (“CCLF HOLD (D6)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D6). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF HOLD (D6) were $0, or approximately 0.00% of the Fund’s total net assets.

On March 31, 2023, CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D11). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF HOLD (D11) were $15,116,615, or approximately 0.10% of the Fund’s total net assets.

On April 18, 2023, CCLF-B SPV LLC (“CCLF B-SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF B-SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of CCLF B-SPV were $3,995,848, or approximately 0.03% of the Fund’s total net assets.

On May 8, 2023, Fivemile River Funding LLC (“Fivemile River Funding”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of Fivemile River Funding. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the Fivemile River Funding were $40,054,822, or approximately 0.26% of the Fund’s total net assets.

On May 12, 2023, Madison Avenue SPV LLC (“Madison Avenue SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of Madison Avenue SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of Madison Avenue SPV were $9,465,478, or approximately 0.06% of the Fund’s total net assets.

On July 7, 2023, CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D7). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF HOLD (D7) were $291,404,470, or approximately 1.87% of the Fund’s total net assets.

On July 13, 2023, Madison Avenue CLO SPV LLC (“Madison Avenue CLO”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of Madison Avenue CLO. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of Madison Avenue CLO were $13,988,471, or approximately 0.09% of the Fund’s total net assets.

On September 26, 2023, KCLF Holdings II LLC (“KCLF Holdings II”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of KCLF Holdings II. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the KCLF Holdings II were $56,811,140, or approximately 0.37% of the Fund’s total net assets.

On October 26, 2023, CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D27). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CCLF HOLD (D27) were $10,032,500, or approximately 0.06% of the Fund’s total net assets.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of December 31, 2023, the Fund had twenty-eight outstanding forward currency contracts sold short.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of December 31, 2023, the Fund had twenty-one outstanding interest rate swap contracts.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2023, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $2,645,076,861.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	$7,493,657
1364720 B.C. LTD	Delayed Draw	5,000,000
1364720 B.C. LTD	Revolver	2,000,000
3 Step Sports LLC	Delayed Draw	3,475,467
3 Step Sports LLC	Revolver	473,684
A1 Garage Equity, LLC	Delayed Draw	1,069,848
A1 Garage Equity, LLC	Revolver	1,515,152
AAH Topco, LLC	Delayed Draw	387,088
AAH Topco, LLC	Delayed Draw	28,415,481
AAH Topco, LLC	Revolver	423,729
AB Centers Acquisition Corporation	Delayed Draw	4,615,588
AB Centers Acquisition Corporation	Revolver	1,420,181
Abracon Group Holdings, LLC	Delayed Draw	2,857,067
Acclaim Midco, LLC	Delayed Draw	3,589,744
Acclaim Midco, LLC	Revolver	1,435,897
Accuserve Solutions, Inc.	Delayed Draw	1,568,966
Accuserve Solutions, Inc.	Delayed Draw	1,568,966
ACI Group Holdings, Inc.	Delayed Draw	1,324,286
ACI Group Holdings, Inc.	Delayed Draw	435,044
Acquia, Inc.	Revolver	104,422
ACS Celsius Merger	Delayed Draw	1,424,769
ACS Celsius Merger	Revolver	393,364
Advantage HCS LLC	Revolver	7,500,000
Advocate RCM Acquisitions	Revolver	521,000
Affinipay Midco, LLC	Revolver	2,209,945
Afiniti, Inc.	First Lien Term Loan	111,357
Afiniti, Inc.	First Lien Term Loan	13,761
AG-Twin Brook Communication Services	First Lien Term Loan	109,274
AG-Twin Brook Healthcare	Delayed Draw	46,000,000
AG-Twin Brook Healthcare	Delayed Draw	9,930,556
AG-Twin Brook Healthcare	First Lien Term Loan	1,925,714
AI Fire Buyer, Inc.	Delayed Draw	2,298,415
Air Comm Corporation, LLC	Revolver	1,136,951
Air Comm Corporation, LLC	Revolver	2,439,024
Alcami Corporation	Delayed Draw	1,908,023
Alcami Corporation	Revolver	3,052,838
Alera Group Holdings, Inc.	Delayed Draw	606,250
Alera Group Holdings, Inc.	Delayed Draw	19,821,757
Alera Group Holdings, Inc.	Delayed Draw	10,723,751
Align Enta Intermediate, Inc.	Delayed Draw	4,265,116

Align Enta Intermediate, Inc.	Revolver	639,767
Allied Benefit Systems Intermediate LLC	Delayed Draw	11,404,639
Allworth Financial Group, L.P.	Delayed Draw	37,571,429
Alpine Acquisition Corp.	Revolver	190,347
Alpine Intel Intermediate 2, LLC	Delayed Draw	6,250,000
Amba Buyer, Inc.	Delayed Draw	14,257,915
AmeriLife Holdings, LLC	Delayed Draw	823,091
AmeriLife Holdings, LLC	Delayed Draw	914,545
AmeriLife Holdings, LLC	Revolver	5,181,818
AmeriLife Holdings, LLC	Delayed Draw	27,898,485
Amspec Group, LLC	Delayed Draw	2,792,081
Amspec Parent, LLC	Delayed Draw	6,490,141
Amspec Parent, LLC	Revolver	6,084,507
Any Hour, LLC	Delayed Draw	480,000
Any Hour, LLC	Revolver	2,000,000
Apex Service Partners, LLC	Delayed Draw	4,488,773
Apex Service Partners, LLC	Delayed Draw	1,269,445
Apex Service Partners, LLC	Delayed Draw	3,526,211
Apex Service Partners, LLC	Delayed Draw	6,683,333
Apex Service Partners, LLC	Delayed Draw	6,339,782
Apex Service Partners, LLC	Revolver	1,769,859
Apex Service Partners, LLC	Revolver	500,523
Apex Service Partners, LLC	Revolver	1,390,335
Apex Service Partners, LLC	Revolver	2,482,639
Appfire Technologies, LLC	Delayed Draw	6,351,928
Appfire Technologies, LLC	Revolver	756,000
Applied Technical Services LLC	Revolver	386,364
Apryse Software Corp.	Delayed Draw	1,625,000
AQ Sunshine, Inc.	Delayed Draw	41,047
AQ Sunshine, Inc.	Revolver	147,772
AQ Sunshine, Inc.	Revolver	27,083
Archer Acquisition, LLC	Delayed Draw	4,335,758
Archer Acquisition, LLC	Revolver	261,174
Arcstor Midco, LLC	First Lien Term Loan	198,536
Arcstor Midco, LLC	First Lien Term Loan	1,534
Ardonagh Midco 3 PLC	First Lien Term Loan	6,568,067
Ardurra Group LLC	Delayed Draw	2,757,457
Ardurra Group LLC	Revolver	1,810,345
Armada Parent, Inc.	Delayed Draw	1,000,000
Armada Parent, Inc.	Revolver	2,383,333
Arrow Management Acquisition	Delayed Draw	20,000,000

ASG II, LLC	Delayed Draw	1,843,478
ASG II, LLC	Delayed Draw	1,333,333
ASG II, LLC	Revolver	500,000
Aspen Opco, LLC	Revolver	2,840,909
Associations, Inc.	Delayed Draw	208,333
Associations, Inc.	Delayed Draw	125,000
ATI Restoration, LLC	Delayed Draw	7,878,140
ATI Restoration, LLC	Revolver	359,999
Auveco Holdings, Inc.	Delayed Draw	1,973,684
Auveco Holdings, Inc.	Revolver	1,184,211
Avalara, Inc.	Revolver	2,727,273
Avetta, LLC	Revolver	782,608
AWC-MH Acquisition LLC	First Lien Term Loan	145,514
AWP Group Holdings, Inc	Delayed Draw	2,941,176
AWP Group Holdings, Inc	Revolver	858,824
AWP Group Holdings, Inc.	Delayed Draw	8,838,782
AWP Group Holdings, Inc.	Revolver	2,102,579
AWT Merger Sub, Inc.	Revolver	928,571
Bamboo US Bidco LLC	Delayed Draw	1,792,959
Bamboo US BidCo LLC	Delayed Draw	1,436,914
Bamboo US Bidco LLC	Delayed Draw	659,308
Bamboo US BidCo LLC	Revolver	943,890
Bausch Receivables Funding LP	Revolver	5,000,000
Beacon Mobility Corp.	Revolver	639,177
Belmont Buyer, Inc.	Delayed Draw	1,517,442
Belmont Buyer, Inc.	Revolver	1,264,535
Bendon	Revolver	1,800,000
Benefit Street Technology	Revolver	2,166,667
Berlin Packaging LLC	Second Lien Term Loan	1,797,986
Beta Plus Technologies, Inc.	Revolver	6,030,000
BetterCloud, Inc.	Revolver	6,313,721
Bigtime Software, Inc.	Delayed Draw	4,680,000
Bigtime Software, Inc.	Revolver	2,327,586
Biocare Medical LLC	Revolver	2,722,222
Blueco 22 Limited	Delayed Draw	304,106
Bluefin Holding, LLC	Revolver	3,365,385
BlueHalo Global Holdings, LLC	Revolver	533,445
Bluesight, Inc.	Revolver	1,200,000
Bounteous, Inc.	Delayed Draw	8,600,000
Bounteous, Inc.	Revolver	258,000
BradyIFS Holdings, LLC	Delayed Draw	1,700,205
BradyIFS Holdings, LLC	Revolver	1,732,692

BusinesSolver.com, Inc.	Delayed Draw	1,116,857
BusinesSolver.com, Inc.	Delayed Draw	1,260,606
C.P. Converters, Inc.	First Lien Term Loan	8,462
Cadence Engines Systems Acquisition, Inc.	Revolver	183,333
Camin Cargo Control, Inc.	Delayed Draw	288,462
Camin Cargo Control, Inc.	Revolver	288,462
Carevet LLC	Delayed Draw	1,057,118
Carevet LLC	First Lien Term Loan	3,468
Carevet LLC	First Lien Term Loan	4,624
Carevet LLC	First Lien Term Loan	2,929
Carevet LLC	First Lien Term Loan	8,788
Castle Management Borrower LLC	Revolver	2,046,030
CC SAG Acquisition Corp.	Delayed Draw	751,748
CC SAG Acquisition Corp.	Revolver	699,301
CC WDW Borrower, Inc.	Delayed Draw	1,631,196
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	6,944,444
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	4,461,538
Cedar Services Group, LLC, Pine Services Group, LLC	Revolver	3,472,222
Cerity Partners, LLC	Delayed Draw	12,000,000
Cerity Partners, LLC	Revolver	443,192
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Delayed Draw	1,626,016
CFS Brands, LLC	Revolver	2,439,024
Charter Industries	Revolver	539,250
Chase Intermediate, LLC	Delayed Draw	45,000,000
Chase Intermediate, LLC	Revolver	1,500,000
Cherry Bekaert Advisory LLC	Delayed Draw	5,906,250
Cherry Bekaert Advisory LLC	Revolver	2,373,418
Citrin Cooperman Advisors LLC	Delayed Draw	40,978,953
Citrin Cooperman Advisors, LLC	Delayed Draw	105,929
Citrin Cooperman Advisors, LLC	Delayed Draw	268,966
Citrin Cooperman Advisors, LLC	Delayed Draw	190,533
City Line Distributors LLC	Delayed Draw	346,107
City Line Distributors LLC	Revolver	900
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	45,166,667
CMG Holdings Company, LLC	Delayed Draw	6,885,650
CNSI Holdings LLC	Revolver	752,170
Cobham Holdings, Inc.	Revolver	2,343,750

Community Medical Acquisition Corp.	Delayed Draw	3,832,795
Community Medical Acquisition Corp.	Revolver	1,893,677
Connect America.com, LLC	Revolver	2,241
Consolidated Label Co.	Revolver	1,917,802
Contractual Buyer, LLC	Revolver	3,000,000
COP Hometown Acquisitions, Inc	Revolver	1,556,667
COP Hometown Acquisitions, Inc.	Delayed Draw	1,410,850
COP HomeTown Acquisitions, Inc.	Delayed Draw	2,916,683
CORA Health Holdings Corp.	Revolver	269,231
Coretrust Purchasing Group LLC	Delayed Draw	4,511,278
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coupa Holdings, LLC	Delayed Draw	2,167,258
Coupa Holdings, LLC	Revolver	1,659,449
CPC/Cirtec Holdings, Inc.	Revolver	361,757
CPF Dental Partners, LLC	Delayed Draw	80,792
CPF Dental, LLC	Delayed Draw	1,748,712
CPF Dental, LLC	Delayed Draw	30,583
Credit Connection, LLC	Revolver	600,000
Cresset Asset Management, LLC	First Lien Term Loan	7,791
Crewline Buyer, Inc.	Revolver	5,222,499
CRS TH Holdings Corp	Revolver	4,237,288
Cube Industrials Buyer, Inc.	Revolver	931,034
Cyara AcquisitionCo, LLC	Revolver	1,590,637
DataLink, LLC	Revolver	846,774
Deca Dental Holdings, LLC	Revolver	148,148
Deca Dental Holdings, LLC	Revolver	277,778
Demakes Borrower, LLC	Delayed Draw	1,871,180
Denali Bidco, Ltd.	Delayed Draw	3,601,333
Denali Bidco, Ltd.	Delayed Draw	1,855,288
Denali Midco 2 LLC	Delayed Draw	2,300,000
Dermatopathology Laboratory Of Central States, LLC	Revolver	1,612,903
Disco Parent, LLC	Revolver	331,390
DMC Holdco, LLC	Delayed Draw	3,917,586
DMC Holdco, LLC	Revolver	2,448,281
DOXA Insurance Holdings	Delayed Draw	2,625,417
DOXA Insurance Holdings	Revolver	440,322
DTI Holdco, Inc.	Revolver	783,191
Dwyer Instruments, Inc.	Revolver	2,877,190
Easy Ice, LLC	Delayed Draw	1,725,248
Echo Purchaser, Inc.	Delayed Draw	844,769
Echo Purchaser, Inc.	Revolver	515,083
EdgeCo Buyer, Inc.	Delayed Draw	7,830,000

EDPO, LLC	Delayed Draw	713,333
Emmes Blocker, Inc.	Delayed Draw	1,463,415
Emmes Blocker, Inc.	Delayed Draw	2,992,620
Emmes Blocker, Inc.	Delayed Draw	1,463,415
ENT MSO LLC	Delayed Draw	1,066,667
Enverus Holdings, Inc.	Delayed Draw	2,598,822
Enverus Holdings, Inc.	Revolver	3,954,729
EP Wealth Advisors, LLC	Delayed Draw	7,200,000
ERC Holdings, LLC	Revolver	331,361
ERC TopCo Holdings, LLC	Revolver	1,553,516
ESG Investments, Inc.	Delayed Draw	3,750,000
ESG Investments, Inc.	Revolver	2,142,857
Eternal AUS Bidco PTY LTD	Delayed Draw	842,754
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	10,657,529
Express Wash Concepts	Delayed Draw	2,731,539
Faraday Buyer, LLC	Delayed Draw	1,699,104
Financia	Delayed Draw	33,000,000
Finastra USA, Inc.	Revolver	7,710,525
Fingerpaint Marketing, Inc.	Revolver	336,022
Fingerpaint Marketing, Inc.	Revolver	201,613
Flint OpCo, LLC	Delayed Draw	2,018,295
Flint OpCo, LLC	Delayed Draw	555,837
Flint OpCo, LLC	Revolver	1,027,252
Flow Control Solutions, Inc.	Revolver	258,182
FLS Holding, Inc.	Revolver	2,000,000
Fortis Life Sciences, LLC	Delayed Draw	6,886,201
Fortis Solutions Group, LLC	Delayed Draw	9,076,667
Fortis Solutions Group, LLC	Delayed Draw	9,076,667
Fortis Solutions Group, LLC	Revolver	939,044
Fortis Solutions Group, LLC	Revolver	1,709,145
Foundation Risk Partners, Corp.	Delayed Draw	38,314,223
FQSR, LLC	Delayed Draw	3,875,488
FSS Buyer LLC	Revolver	1,610,390
Fullsteam Operations	Delayed Draw	1,802,106
Fullsteam Operations	Revolver	280,593
Gainsight, Inc.	Revolver	1,350,000
Galway Borrower LLC	Delayed Draw	15,000,000
Galway Borrower, LLC	Revolver	2,682,489
Gateway US Holdings, Inc.	Revolver	854,815
GMES Intermediate Holdings, LLC	Delayed Draw	3,431,611
GMES Intermediate Holdings, LLC	Revolver	4,102,564
GovBrands Intermediate, Inc.	Delayed Draw	905,972

GovBrands Intermediate, Inc.	Revolver	601,144
Govdelivery Holdings, LLC	First Lien Term Loan	44,727
Govdelivery Holdings, LLC	Revolver	203,833
Graffiti Buyer, Inc.	Revolver	896,492
Groundworks, LLC	Delayed Draw	737,173
Groundworks, LLC	Revolver	837,696
GS Acquisitionco, Inc.	Revolver	690,589
GS Seer Group Borrower LLC	Delayed Draw	2,311,576
GS Seer Group Borrower LLC	Revolver	733,945
GSV Holding, LLC	Delayed Draw	16,535,262
GTCR F Buyer Corp.	Delayed Draw	486,533
GTCR F Buyer Corp.	Revolver	1,000
GuidePoint Security Holdings, LLC	Delayed Draw	704,963
GuidePoint Security Holdings, LLC	Revolver	477,364
Helium Acquirer Corporation	Delayed Draw	1,397,704
Helium Acquirer Corporation	Delayed Draw	5,427,283
Helium Acquirer Corporation	Revolver	1,073,820
HemaSource, Inc.	Revolver	3,937,500
Higginbotham Insurance Agency, Inc.	Delayed Draw	15,030,000
Higginbotham Insurance Agency, Inc.	Delayed Draw	1,002,000
Hills Distribution, Inc.	Delayed Draw	838,165
Hills Distribution, Inc.	Revolver	400
Home Service Topco IV, Inc.	Delayed Draw	4,757,325
Home Service Topco IV, Inc.	Revolver	1,066,677
HP RSS Buyer, Inc.	Delayed Draw	1,690,426
HPS Business Services	Delayed Draw	357,715
HPS Consumer Discretionary	First Lien Term Loan	13,476
HPS Financials	Delayed Draw	84,375
HPS Financials	Delayed Draw	122,935
HPS Health Care	Delayed Draw	4,239
HPS Industrials	Delayed Draw	795,333
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	39,054,459
HPS Technology	Delayed Draw	4,561,840
HPS Technology	Revolver	250,000
HS Spa Holdings, Inc.	Revolver	279,896
Hyland Software, Inc.	Revolver	2,659,501
iCIMS, Inc.	Revolver	1,586,666
Iconic Purchaser Corporation	Revolver	104,615
IG Investment Holdings, LLC	Revolver	578,035
Imagefirst Holdings, LLC	Delayed Draw	214,286
Imagine Acquisitionco, Inc.	Delayed Draw	1,607,717

Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Revolver	1,200,000
Infinity Home Services Holdco, Inc.	Revolver	1,000
Innovetive Petcare, LLC	Delayed Draw	425,303
Inszone Mid, LLC	Delayed Draw	3,889,611
Inszone Mid, LLC	Revolver	529,411
Integrated Oncology Network, LLC	Delayed Draw	1,114,395
Integrated Power Services	Revolver	2,058,241
Integrity Marketing Acquisition, LLC	Delayed Draw	64,867,500
Integrity Marketing Acquisition, LLC	Delayed Draw	26,474,914
Integrity Marketing Acquisition, LLC	Revolver	10,115,684
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Revolver	577,540
IQN Holding Corp.	Delayed Draw	2,020,107
IQN Holding Corp.	Revolver	962,567
IvyRehab Intermediate II, LLC	Delayed Draw	46,600,000
IvyRehab Intermediate II, LLC	Revolver	3,837,719
J.S. Held Holdings LLC	Delayed Draw	1,096,149
JHCC Holdings LLC	Delayed Draw	2,439,102
JTM Foods, LLC	Delayed Draw	115,560
JTM Foods, LLC	Revolver	167,879
Kaseya, Inc.	Delayed Draw	3,849,344
Kaseya, Inc.	Revolver	3,070,511
KBP Investments LLC	Delayed Draw	3,444,691
KENG Acquisition, Inc.	Delayed Draw	7,584,677
KENG Acquisition, Inc.	Revolver	2,903,226
Kensington Private Equity Fund	Delayed Draw	6,800,000
Keystone Agency Investors	Delayed Draw	23,696,426
Keystone Agency Investors	Delayed Draw	273,728
Kings Buyer, LLC	Revolver	201,719
Kleinfelder Intermediate LLC	Delayed Draw	2,213,115
Kleinfelder Intermediate LLC	Revolver	1,063,458
Komline-Sanderson Group, Inc.	Delayed Draw	4,687,500
Komline-Sanderson Group, Inc.	Revolver	2,343,750
KPA Parent Holdings, LLC	Revolver	1,301,731
KPSKY Acquisition, Inc.	Delayed Draw	54,340,000
Kriv Acquisition, Inc.	Delayed Draw	3,450,665
Kriv Acquisition, Inc.	Revolver	2,760,532
KWOL Acquisition, Inc.	Revolver	3,033,473
KWOR Acquisition, Inc.	Delayed Draw	11,133,545
KWOR Acquisition, Inc.	Revolver	927,977
LeadsOnline, LLC	Revolver	988,235
LeadVenture, Inc.	Delayed Draw	2,514,887

Liberty Purchaser, LLC	Revolver	120,397
Lido Advisors, LLC	Delayed Draw	9,927,167
Life Science Intermediate Holdings, LLC	Revolver	353,107
Life Science Intermediate Holdings, LLC	Revolver	878,402
LifeStyles Bidco, Ltd.	Revolver	668
Lightbeam Bidco, Inc.	Delayed Draw	6,203,225
Lightbeam Bidco, Inc.	Revolver	810,126
Lithium Technologies, LLC	First Lien Term Loan	1,606
LJ Avalon Holdings, LLC	Delayed Draw	1,575,690
LJ Avalon Holdings, LLC	Revolver	1,034,483
LJ Perimeter Buyer, Inc.	Delayed Draw	1,216,899
LJ Perimeter Buyer, Inc.	Delayed Draw	1,216,899
LMG Holdings, Inc.	Revolver	285,714
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
Majco LLC	Delayed Draw	1,966,667
Majco LLC	Revolver	1,600,000
Mammoth Holdings, LLC	Delayed Draw	4,545,455
Mammoth Holdings, LLC	Revolver	2,272,727
Management Consulting & Research, LLC	Delayed Draw	902,079
Management Consulting & Research, LLC	Revolver	2,195,341
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	6,322,077
Margaritaville Enterprises LLC	Delayed Draw	1,103,375
Margaritaville Enterprises LLC	Revolver	312,500
MBS Holdings, Inc.	Revolver	508,475
Mc Group Ventures Corporation	Delayed Draw	1,524,038
Mclarens Midco, Inc.	Revolver	3,485,026
MEI Buyer, LLC	Delayed Draw	2,079,379
MEI Buyer, LLC	Revolver	2,245,730
Mercury Bidco LLC	Revolver	2,040,816
MGT Merger Target, LLC	Revolver	2,327,586
Mindbody, Inc.	Revolver	1,428,571
MIS Acquisition, LLC	Revolver	2,133,333
MN Acquisition, Inc.	Revolver	404,167
Modigent, LLC	Delayed Draw	2,479,288
Modigent, LLC	Revolver	103,687
Monarch Landscape Holdings, LLC	Delayed Draw	3,094,304
More Cowbell II LLC	Delayed Draw	7,836,737
More Cowbell II LLC	Revolver	2,308,362
More Cowbell II LLC	Revolver	203,846
More Cowbell II LLC	Revolver	5,707,934

Motion & Control Enterprises LLC	Revolver	1,410,566
MRI Software, LLC	Delayed Draw	11,624,668
MRI Software, LLC	Revolver	7,201,901
National Dentex Labs LLC	Delayed Draw	22,493
National Dentex Labs LLC	Revolver	91,954
National Dentex Labs, LLC	Delayed Draw	4,000
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	20,186,308
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,152,500
New Churchill Holdco	Delayed Draw	4,889,765
New Churchill Holdco	Revolver	602,362
New Era Merger Sub, Inc.	Revolver	376,426
New ILC Dover, Inc.	Delayed Draw	357,041
New ILC Dover, Inc.	Revolver	452,251
Next HoldCo, LLC	Delayed Draw	19,637,558
Next HoldCo, LLC	Revolver	7,212,915
NFM & J, LP	Delayed Draw	5,566,406
NFM & J, LP	Revolver	2,133,789
NL1 Acquire Corp.	Delayed Draw	1,182,780
NL1 Acquire Corp.	Revolver	1,330,000
North Haven Stallone Buyer, LLC	Delayed Draw	37,460,219
North Star Acquisitionco LLC	Delayed Draw	1,831,999
North Star Acquisitionco LLC	Revolver	2,198,398
Northstar Recycling, Inc.	Revolver	2,000,000
Novotech (Australia) Pty Limited	Delayed Draw	3,125,000
Oakbridge Insurance Agency LLC	Delayed Draw	5,895,192
Oakbridge Insurance Agency LLC	Revolver	1,580,991
OB Hospitalist Group	Revolver	1,053,435
OIA Acquisition, LLC	Delayed Draw	459,000
OIA Acquisition, LLC	Revolver	1,928,571
Oil Changer Holding Corporation	Delayed Draw	18,000,000
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	380,952
Olympic Buyer, Inc.	Revolver	1,960,784
OMH-Healthedge Holdings, Inc.	Revolver	1,368,421
Omni Intermediate Holdings, LLC	Delayed Draw	3,626,656
Omni Intermediate Holdings, LLC	Revolver	492,958
OneCare Media, LLC	Revolver	1,333,333
Ons Mso, LLC	Revolver	4,231,297
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Revolver	262,145
Orion Group FM Holdings, LLC	Delayed Draw	591,083
Orion Group FM Holdings, LLC	Delayed Draw	21,710,526
Orion Group FM Holdings, LLC	Revolver	3,039,474

Orion Group FM Holdings, LLC	Revolver	420
OSP Hamilton Purchaser, LLC	Delayed Draw	36,897,421
OSP Hamilton Purchaser, LLC	Revolver	7,000,000
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	17,312
Otter Learning, LLC	Delayed Draw	3,368,421
Otter Learning, LLC	Revolver	1,000,000
PAG Holding Corporation	Delayed Draw	6,969,377
PAG Holding Corporation	Revolver	1,900,739
Paint Intermediate III, LLC	Revolver	1,536,435
Pareto Health Intermediate Holdings, Inc.	Revolver	1,852,989
PAS Parent, Inc.	Delayed Draw	6,750,000
PAS Parent, Inc.	Revolver	750,000
Pathstone Family Office LLC	Revolver	719,574
Pathstone Family Office, LLC	Delayed Draw	4,747,599
Pathstone Family Office, LLC	Revolver	255,668
Pathstone Family Office, LLC	Revolver	1,228,376
Patriot Growth Insurance Services, LLC	Delayed Draw	46,500,000
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pavion Corp.	Delayed Draw	3,183,333
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCS Software, Inc.	Revolver	206,104
PCX Holding Corp.	Revolver	333,333
PDQ.com Corporation	Delayed Draw	11,921,850
PDQ.com Corporation	Revolver	8,343,653
Penn TRGRP Holdings LLC	Delayed Draw	977,294
Penn TRGRP Holdings LLC	Revolver	6,289,245
People Corporation	Delayed Draw	4,748,667
Petra Borrower, LLC	Delayed Draw	6,250,000
Petra Borrower, LLC	Revolver	2,500,000
Petrus Buyer, Inc.	Delayed Draw	5,494,505
Petrus Buyer, Inc.	Revolver	1,923,077
PetVet Care Centers, LLC	Delayed Draw	5,119,784
PetVet Care Centers, LLC	Revolver	5,119,784
Phoenix 1 Buyer Corporation	Revolver	5,051,639
PhyNet Dermatology	Delayed Draw	11,133,125
PhyNet Dermatology	Revolver	708,381
Pinnacle Dermatology Management, LLC	Delayed Draw	1,221,649
Pinnacle Dermatology Management, LLC	Revolver	77,320
Pinnacle Treatment Centers, Inc.	Revolver	48,842
Pinnacle Treatment Centers, Inc.	Revolver	69,595
Pinstripe Holdings LLC	Revolver	2,539,683

Planet US Buyer LLC	Revolver	814,815
Power Grid Holdings, Inc.	Revolver	12,397,058
POY Holdings, LLC	Delayed Draw	1,913,082
POY Holdings, LLC	Revolver	1,684,558
PPV Intermediate Holdings LLC	Delayed Draw	61,985,174
PPV Intermediate Holdings LLC	Delayed Draw	1,121,528
PPV Intermediate Holdings LLC	Delayed Draw	63,324
PPV Intermediate Holdings LLC	First Lien Term Loan	211,621
PPV Intermediate Holdings LLC	First Lien Term Loan	237,500
PPV Intermediate Holdings LLC	Revolver	2,538,076
PracticeTek Purchaser LLC	Delayed Draw	2,076,461
PracticeTek Purchaser LLC	Revolver	500
Premium Group B2	Delayed Draw	3,874,539
Prime Buyer, LLC	Revolver	3,470,519
Process Insights	Delayed Draw	1,620,679
Process Insights	Revolver	1,620,679
ProcessUnity Holdings, LLC	Revolver	1,000,000
PSC Group, LLC	Delayed Draw	362,597
PT Intermediate Holdings III, LLC	Delayed Draw	1,450,290
Pye-Barker Fire & Safety	Delayed Draw	6,487,481
QF Holdings, Inc.	Revolver	87,719
Quality Automotive Services, LLC	Revolver	1,477,132
Quantic Electronics, LLC	Delayed Draw	953,898
Questel International	First Lien Term Loan	13,064
Questel International	First Lien Term Loan	107,380
R&T Acquisitions, LLC	Delayed Draw	5,770,569
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Delayed Draw	2,249,050
R1 Holdings LLC	Revolver	2,097,285
Race Winning Brands, Inc.	Revolver	2,179,890
Radwell Parent, LLC	Delayed Draw	6,865,196
Radwell Parent, LLC	Revolver	348,830
Radwell Parent, LLC	Revolver	2,267,274
Rally Buyer, Inc.	Delayed Draw	795,000
Rally Buyer, Inc.	Delayed Draw	891,555
Rally Buyer, Inc.	Revolver	1,200,000
Rally Buyer, Inc.	Revolver	1,345,744
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Revolver	1,022,727
RB Holdings Interco, LLC	Revolver	184,677

RCS Industrials	Revolver	285,714
RCS Technology	Revolver	118,056
Recorded Future, Inc.	Revolver	178,771
Reddy ICE, LLC	Delayed Draw	399,869
Redwood Services Group, LLC	Delayed Draw	1,421,826
Redwood Services Group, LLC	Delayed Draw	41,317
RefrigiWear, LLC	Revolver	2,601,896
Regent Holding Company, LLC	Revolver	1,917,293
Reliable Doors, LLC	Delayed Draw	699,984
Reliable Doors, LLC	Revolver	177,857
Revalize, Inc.	Revolver	510,750
Riser Topco VII, LLC	Delayed Draw	1,249,001
Riser Topco VII, LLC	Revolver	384,432
Riskonnect Parent, LLC	Delayed Draw	30,882,250
Riveron Acquisition	Delayed Draw	1,250,000
Riveron Acquisition	Revolver	1,000,000
RPM Intermediate Holdings, Inc.	Delayed Draw	2,678,571
RQM Buyer, Inc.	Delayed Draw	4,687,500
RSC Acquisition, Inc.	Delayed Draw	4,096,429
RSC Acquisition, Inc.	Revolver	8,690,548
Safety Borrower Holdings	Revolver	169,492
SailPoint Technologies, Inc.	Revolver	603,840
Secret Bidco Limited	Delayed Draw	2,461,152
Secret Bidco Limited	Revolver	1,476,691
Securonix, Inc.	Revolver	2,288,135
SEI Holding I Corporation	Delayed Draw	202,000
SEI Holding I Corporation	Delayed Draw	6,586,667
SEI Holding I Corporation	Revolver	1,439,535
Seismic Software, Inc.	Delayed Draw	16,408,163
Seismic Software, Inc.	Revolver	272,390
Seko Global Logistics Network, LLC	Revolver	46,920
Service Compression, LLC	Delayed Draw	257,254
Service Compression, LLC	First Lien Term Loan	399,467
Service Compression, LLC	First Lien Term Loan	66,825
SHD Shaw Holdings, LLC	Delayed Draw	1,027,012
Shermco Intermediate Holdings, Inc.	Delayed Draw	672,857
Shock Doctor Intermediate LLC	Revolver	2,099,664
SimpliSafe Holding Corporation	Delayed Draw	3,462,963
SintecMedia NYC, Inc.	Revolver	762,712
Smile Doctors, LLC	Delayed Draw	5,000,000
Smile Doctors, LLC	Revolver	2,208,481
Sonar Acquisitionco, Inc.	Revolver	2,693,750

Sonny’s Enterprises, LLC	Delayed Draw	425,228
Sonny’s Enterprises, LLC	Revolver	642,787
Sonny’s Enterprises, LLC	Revolver	640,244
Southern Air & Heat Holdings, LLC	First Lien Term Loan	31,945,565
Spanx, LLC	Revolver	12,096,621
Spartronics LLC	Revolver	871,412
Spirit RR Holdings, Inc.	Revolver	146,395
Stanton Carpet Corp.	Revolver	1,189,468
Star Dental Partners	Delayed Draw	1,859,760
Star Dental Partners	Revolver	260,500
Stepping Stones Healing	Revolver	2,000,000
Stepping Stones Healthcare Services, LLC	Delayed Draw	1,352,000
Steward Partners Global Advisory, LLC	Delayed Draw	1,198,948
Sugar PPC Buyer LLC	Delayed Draw	2,255,005
Summit Buyer, LLC	Delayed Draw	19,694,886
Summit Buyer, LLC	Revolver	3,655,706
Sunland Asphalt & Construction, LLC	Delayed Draw	4,453,125
Sunland Asphalt & Construction, LLC	First Lien Term Loan	4,537
SureWerx Purchaser III, Inc.	Delayed Draw	1,875,000
SureWerx Purchaser III, Inc.	Revolver	175,000
SWK Buyer, Inc.	Revolver	614,035
Syntax Systems Ltd.	Delayed Draw	4,950,495
Syntax Systems Ltd.	Revolver	765,677
Tamarack Intermediate, L.L.C.	Revolver	2,639,509
Tamarack Intermediate, LLC	Delayed Draw	5,690,156
Tank Holding Corp.	Revolver	890,208
TCP Hawker Intermediate LLC	Delayed Draw	1,963,977
TCP Hawker Intermediate LLC	Revolver	326,546
Team Acquisition Corporation	Revolver	3,528,205
TerSera Therapeutics, LLC	Revolver	531,828
The Arcticom Group, LLC	Delayed Draw	38,303
The Arcticom Group, LLC	Delayed Draw	45,076
The Arcticom Group, LLC	Revolver	565,714
The Ultimus Group Midco, LLC	Revolver	1,261,725
The Vertex Companies, Inc.	Revolver	867,391
TheKey, LLC	Delayed Draw	19,468,737
THG Acquisition, LLC	Delayed Draw	1,578,356
THG Acquisition, LLC	Revolver	578,576
Thunder Purchase, Inc.	Revolver	562,466
Thunder Purchaser	Revolver	241,057
TigerConnect, Inc.	Delayed Draw	388,744
TigerConnect, Inc.	Revolver	1,875,000

Tilley Chemical Co., Inc.	Revolver	2,555,556
Time Manufacturing Acquisition, LLC	Revolver	547,945
Titan Group Holdco, LLC	Revolver	1,837,500
Trackforce Acquireco, Inc.	Revolver	667,845
Transtar Holding Company	Delayed Draw	1,448,276
Travel Leaders Group	Delayed Draw	3,579,497
Treehouse Child Limited	Delayed Draw	1,132,075
Tribute Technology Holdings, LLC	Revolver	2,441,489
Trilon Group LLC	Delayed Draw	25,728,008
Trilon Group, LLC	Delayed Draw	6,060,429
Trintech, Inc.	Revolver	2,499,667
Troy Gastroenterology, P.C.	Revolver	197,044
Trunk Acquisition, Inc.	Revolver	3,693,049
TSYL Corporate Buyer, Inc.	Delayed Draw	17,000,000
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
Turbo Buyer, Inc.	Delayed Draw	2,535,359
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,524
U.S. Hospitality Publishers, Inc.	Revolver	526,316
Ubeo, LLC	Revolver	2,041,045
Ultimate Baked Goods	Delayed Draw	529,773
United Digestive MSO Parent, LLC	Delayed Draw	8,233,571
United Digestive MSO Parent, LLC	Revolver	4,116,786
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,724,138
Urology Management Holdings, Inc.	Delayed Draw	1,372,000
Urology Management Holdings, Inc.	Revolver	1,190,476
USHV Management, LLC	Delayed Draw	2,163,892
USRP Holdings, Inc.	Delayed Draw	3,700,000
USRP Holdings, Inc.	Delayed Draw	3,700,000
USRP Holdings, Inc.	Delayed Draw	11,100,000
USRP Holdings, Inc.	Revolver	3,790,774
V Global Holdings LLC	Revolver	8,095,404
Valcourt Holdings II, LLC	Delayed Draw	13,537,906
Valcourt Holdings II, LLC	Revolver	5,415,162
Vale Insurance Services LLC	Revolver	2,419,355
Varsity Rejuvenate	Delayed Draw	1,280,000
Varsity Rejuvenate	Revolver	58,200
VASA Fitness Buyer, Inc.	Delayed Draw	1,253,000
VASA Fitness Buyer, Inc.	Revolver	208,833
Vensure Employer Services, Inc.	Delayed Draw	35,111,111
Vertex Service Partners, LLC	Delayed Draw	14,408,219
Vertex Service Partners, LLC	Revolver	2,466,927
Vessco Midco Holdings, LLC	Delayed Draw	4,578,422

VetEvolve Holdings, LLC	Delayed Draw	23,030,303
Vital Care Buyer, LLC	Revolver	1,777,778
VPP Intermediate Holdings, LLC	Delayed Draw	3,407,306
VRC Companies, LLC	Revolver	565,646
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	1,983,333
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808
Water Holdings Acquisition, LLC	Revolver	884,274
Water Holdings Acquisition, LLC	Revolver	266,762
WCI-BXC Purchaser, LLC	Revolver	89,381
Wealth Enhancement Group, LLC	Revolver	439,990
Web P.T., Inc.	Revolver	928,125
Weber-Stephen Products, LLC	Revolver	6,730,787
Wildcat BuyerCo, Inc.	Delayed Draw	5,126,817
Wilson Electronics Holdings, LLC	Delayed Draw	9,226,000
WorkForce Software, LLC	Revolver	463,235
World Insurance Associates, LLC	Delayed Draw	65,291,186
World Insurance Associates, LLC	Revolver	123,126
WPP Bullet Buyer, LLC	Revolver	2,514,382
Zavation Medical Products, LLC	Revolver	1,297,297
ZB Holdco LLC	Delayed Draw	1,320,942
Zendesk, Inc.	Delayed Draw	461,957
Zone Climate Service	Delayed Draw	6,919,447
Zone Climate Service	Revolver	971,384
Total		$2,645,076,861

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Consolidated Schedule of Investments and footnote 13 thereto. For the period ended December 31, 2023, the average balance outstanding and weighted average interest rate were $4,078,964 and 7.14%, respectively.

	December 31, 2023
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$4,275,000	$—	$4,275,000
Total	$—	$—	$4,275,000	$—	$4,275,000

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of December 31, 2023.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries ("Guarantors") entered into a senior secured credit facility (the "Facility") with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the consolidated schedule of swap contracts on notional amounts equal to the principal outstanding of the Notes.

The table below sets forth a summary of the key terms of the series of Notes outstanding at December 31, 2023.

Series	Principal Outstanding December 31, 2023	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value December 31, 2023	Fair Value December 31, 2023	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$59,434	$21,857,950	$628,082,616	$609,752,861	4.10%	5.47%	March 28, 2027
A	250,000,000	Semi-Annual	21,786	4,265,913	245,712,301	234,520,331	4.10%	5.12%	March 28, 2027
B	215,000,000	Semi-Annual	678,419	1,244,270	213,077,311	211,571,113	5.44%	6.77%	July 19, 2025
C	130,000,000	Semi-Annual	497,838	999,043	128,503,119	127,769,004	5.50%	6.93%	July 19, 2026
D	10,000,000	Semi-Annual	38,292	72,120	9,889,588	9,828,385	5.50%	7.16%	July 19, 2026
E	130,000,000	Semi-Annual	549,075	1,315,188	128,135,737	127,588,828	5.61%	7.11%	July 19, 2027
F	160,000,000	Semi-Annual	746,461	2,860,978	156,392,561	155,733,855	5.72%	7.28%	July 19, 2029
G	40,000,000	Semi-Annual	186,618	706,613	39,106,769	38,933,464	5.72%	7.54%	July 19, 2029
H	34,000,000	Semi-Annual	204,119	(136,508)	33,932,389	34,398,393	7.06%	7.89%	December 6, 2025
I	95,000,000	Semi-Annual	1,094,892	(1,344,541)	95,249,649	97,951,953	7.10%	8.24%	December 6, 2027
I	10,000,000	Semi-Annual	69,195	(139,694)	10,070,499	10,310,732	7.10%	8.15%	December 6, 2027
J	141,000,000	Semi-Annual	1,860,209	(2,698,213)	141,838,004	146,952,855	7.17%	8.38%	December 6, 2029
K	115,200,000	Semi-Annual	841,113	(622,595)	114,981,482	116,745,528	6.75%	8.17%	August 4, 2026
L	304,800,000	Semi-Annual	2,360,721	(1,667,686)	304,106,965	312,330,588	6.77%	8.47%	August 4, 2028
M	114,000,000	Semi-Annual	904,544	(77,479)	113,172,935	117,051,664	6.81%	8.65%	August 4, 2030
N	66,000,000	Semi-Annual	533,060	409,726	65,057,214	68,333,141	6.99%	8.90%	August 4, 2033
O	85,000,000	Semi-Annual	670,410	(1,308,211)	85,637,801	86,710,637	7.04%	9.02%	January 20, 2027
P	224,000,000	Semi-Annual	1,774,182	(5,559,754)	227,785,572	231,598,301	7.06%	8.47%	January 20, 2029
Q	155,000,000	Semi-Annual	1,229,915	(5,119,309)	158,889,394	162,152,388	7.23%	8.67%	January 20, 2031
R	224,000,000	Semi-Annual	1,779,883	(9,930,633)	232,150,750	237,559,788	7.40%	8.82%	January 20, 2034
S	45,000,000	Semi-Annual	357,759	(2,431,712)	47,073,953	48,680,642	7.51%	9.61%	January 20, 2036
Total	$3,198,000,000		$16,457,925	$2,695,466	$3,178,846,609	$3,186,474,451

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 6.09% to 6.55%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2023.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF HOLD (D6), CCLF HOLD (D11), Fivemile River Funding, CCLF HOLD (D7), Madison Avenue SPV, Madison Avenue CLO, CCLF B-SPV, CKLF Holdings II, and CCLF HOLD (D27) are disregarded entities for income tax purposes. CCLF HOLD and CCLF HOLD (D3) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

3. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2023:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$324,735,676	$11,852,253,937	$-	$12,176,989,613
Private Investment Vehicles	-	-	36 ,341,357	6,555,800,076	6,592,141,433
Collateralized Loan Obligations	-	28,466,464	289,182,892	-	317,649,356
Preferred Stocks	-	-	97,350,989	-	97,350,989
Common Stocks	-	-	18,341,300	-	18,341,300
Subordinated Debt	-	-	22,972,114	-	22,972,114
Warrants	-	-	7,490,479	-	7,490,479
Short-Term Investments	645,479,290	-	-	-	645,479,290
Total Investments, at fair value	$645,479,290	$353,202,140	$12,323,933,068	$6,555,800,076	$19,878,414,574

Other Financial Instruments[1]
Forward Contracts	$-	$343,188	$-	$-	$343,188
Swap Contracts	-	31,036,335	-	-	31,036,335
Total Assets	$645,479,290	$384,581,663	$12,323,933,068	$6,555,800,076	$19,909,794,097
Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$4,275,000	$-	$-	$4,275,000
Other Financial Instruments[1]
Forward Contracts	-	5,799,909	-	-	5,799,909
Swap Contracts	-	33,731,801	-	-	33,731,801
Total Liabilities, at fair value	$-	$43,806,710	$-	$-	$43,806,710

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2023:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2023	$9,091,742,653	$35,925,426	$81,824,551	$88,528,773	$162,219,034	$4,928,283	$8,443,546	$9,473,612,266
Purchases	7,381,999,869	26,667	224,686,850	8,503,002	1,421,367	-	4,100,172	7,620,737,927
Sales/Paydowns	(2,061,365,215)	-	-	-	(138,549,196)	-	-	(2,199,914,411)
Realized gains (losses)[1]	6,428,706	-	-	-	2,902,646	-	-	9,331,352
Original issue discount and amendment fees	(27,287,133)	458,715	-	-	-	-	-	(26,828,418)
Accretion	13,618,234	-	125,346	-	47,261	-	-	13,790,841
Change in Unrealized appreciation (depreciation)	75,485,556	(69,451)	(6,255,102)	319,214	(4,857,377)	2,562,196	5,797,582	72,982,618
Transfers In2	58,298,633	-	9,742,411	-	-	-	-	68,041,044
Transfers Out[3]	(2,686,667,366)	-	(20,941,164)	-	(211,621)	-	-	(2,707,820,151)[4]
Balance as of December 31, 2023	$11,852,253,937	$36,341,357	$289,182,892	$97,350,989	$22,972,114	$7,490,479	$18,341,300	$12,323,933,068
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2023	$73,045,182	$(69,451)	$(5,169,032)	$319,214	$70,054	$2,562,196	$5,797,582	$76,555,743

[1]	Senior Secured Loans includes paydown gains (losses) of $8,044,913.

[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.
[4]	$2,645,076,861 represents unfunded loan commitments.